JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — 100.1%
COMMON STOCKS — 49.2%
Argentina — 0.1%
MercadoLibre, Inc.*	8	5,130

Australia — 0.9%
AGL Energy Ltd.	16	216
Alumina Ltd.	61	88
AMP Ltd.	83	100
APA Group	29	220
Aristocrat Leisure Ltd.	14	340
ASX Ltd.	5	272
Aurizon Holdings Ltd.	49	177
AusNet Services	46	54
Australia & New Zealand Banking Group Ltd.	71	1,203
Bendigo & Adelaide Bank Ltd.	13	88
BHP Group Ltd.	73	1,883
BHP Group plc	214	4,657
BlueScope Steel Ltd.	13	121
Boral Ltd.	29	96
Brambles Ltd.	40	331
Caltex Australia Ltd.	6	142
Challenger Ltd.	14	84
CIMIC Group Ltd.	3	49
Coca-Cola Amatil Ltd.	13	104
Cochlear Ltd.	1	228
Coles Group Ltd.	28	309
Commonwealth Bank of Australia	44	2,499
Computershare Ltd.	12	143
Crown Resorts Ltd.	9	72
CSL Ltd.	11	2,324
Dexus, REIT	28	239
Flight Centre Travel Group Ltd.	1	38
Fortescue Metals Group Ltd.	34	255
Goodman Group, REIT	41	406
GPT Group (The), REIT	48	192
Harvey Norman Holdings Ltd.	14	39
Incitec Pivot Ltd.	40	87
Insurance Australia Group Ltd.	57	270
Lendlease Group	14	168
Macquarie Group Ltd.	8	770
Magellan Financial Group Ltd.	3	140
Medibank Pvt Ltd.	68	140
Mirvac Group, REIT	97	219
National Australia Bank Ltd.	72	1,228
Newcrest Mining Ltd.	19	384
Oil Search Ltd.	34	163
Orica Ltd.	9	143
Origin Energy Ltd.	44	237
Qantas Airways Ltd.	18	77
QBE Insurance Group Ltd.	33	299
Ramsay Health Care Ltd.	4	211
REA Group Ltd.	1	99
Rio Tinto Ltd.	9	598
Rio Tinto plc	90	4,824
Santos Ltd.	44	252
Scentre Group, REIT	132	339
SEEK Ltd.	8	124
Sonic Healthcare Ltd.	11	234
South32 Ltd.	125	214
Stockland, REIT	59	194
Suncorp Group Ltd.	31	267
Sydney Airport	27	153
Tabcorp Holdings Ltd.	50	156
Telstra Corp. Ltd.	103	264
TPG Telecom Ltd.	10	48
Transurban Group	68	705
Treasury Wine Estates Ltd.	18	153
Vicinity Centres, REIT	83	140
Washington H Soul Pattinson & Co. Ltd.	3	44
Wesfarmers Ltd.	28	848
Westpac Banking Corp.	87	1,454
WiseTech Global Ltd.	4	58
Woodside Petroleum Ltd.	23	533
Woolworths Group Ltd.	31	872
Worley Ltd.	8	84

		34,162

Austria — 0.3%
ANDRITZ AG	2	74
BAWAG Group AG(a)	12	514
Erste Group Bank AG*	232	8,514
OMV AG	21	1,024
Raiffeisen Bank International AG	4	84
Verbund AG	2	90
voestalpine AG	3	70
Wienerberger AG	26	725

		11,095

Belgium — 0.1%
Ageas	4	244
Anheuser-Busch InBev SA/NV	19	1,433
Colruyt SA	1	67
Euronav NV	56	554
Galapagos NV*	1	242
Groupe Bruxelles Lambert SA	2	201
KBC Group NV	23	1,689
Proximus SADP	4	108
Solvay SA	2	191
Telenet Group Holding NV	1	56
UCB SA	3	289
Umicore SA(b)	5	225

		5,299

Brazil — 0.4%
Ambev SA, ADR*	549	2,283
Itau Unibanco Holding SA (Preference)	739	5,635
Lojas Renner SA*	297	4,002
Raia Drogasil SA*	61	1,767
WEG SA	327	3,021

		16,708

Canada — 0.5%
Advanz Pharma Corp. Ltd.*	16	97
Advanz Pharma Corp. Ltd.*	2	10
Alimentation Couche-Tard, Inc., Class B	132	4,406
Canadian National Railway Co.	41	3,836
Canadian Pacific Railway Ltd.	15	3,979
Canadian Pacific Railway Ltd.	3	799

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Canada — continued
Canopy Growth Corp.*(b)	27		608
Fairfax Financial Holdings Ltd.	4		1,921
Shopify, Inc., Class A*	3		1,409
Toronto-Dominion Bank (The)	61		3,373

			20,438

Chile — 0.0%(c)
Antofagasta plc	10		103
Banco Santander Chile, ADR	52		1,033

			1,136

China — 1.9%
Alibaba Group Holding Ltd., ADR*	85		17,541
Baidu, Inc., ADR*	9		1,146
BeiGene Ltd., ADR*	1		146
BOC Hong Kong Holdings Ltd.	92		303
Budweiser Brewing Co. APAC Ltd.*(a)(b)	1,128		3,412
Foshan Haitian Flavouring & Food Co. Ltd., Class A	91		1,369
Huazhu Group Ltd., ADR	57		1,950
JD.com, Inc., ADR*	102		3,836
Kweichow Moutai Co. Ltd., Class A	17		2,450
Midea Group Co. Ltd., Class A	356		2,675
Ping An Insurance Group Co. of China Ltd., Class H	1,342		15,175
Prosus NV*	12		871
Tencent Holdings Ltd.	439		20,936
Yangzijiang Shipbuilding Holdings Ltd.	62		42
Yum China Holdings, Inc.	59		2,551

			74,403

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR	3		120

Denmark — 0.4%
AP Moller - Maersk A/S, Class A	—	(d)	106
AP Moller - Maersk A/S, Class B	—	(d)	196
Carlsberg A/S, Class B	3		389
Chr Hansen Holding A/S	3		195
Coloplast A/S, Class B	3		372
Danske Bank A/S	16		268
Demant A/S*	3		89
DSV Panalpina A/S	5		588
Genmab A/S*	2		373
H Lundbeck A/S	2		77
ISS A/S	4		96
Novo Nordisk A/S, Class B	206		12,516
Novozymes A/S, Class B	5		276
Orsted A/S(a)	5		514
Pandora A/S	2		129
Tryg A/S	3		95
Vestas Wind Systems A/S	5		468

			16,747

Finland — 0.2%
Elisa OYJ	4		213
Fortum OYJ	42		1,007
Kemira OYJ	44		663
Kone OYJ, Class B	8		548
Metso OYJ	3		93
Neste OYJ	34		1,351
Nokia OYJ	140		545
Nokian Renkaat OYJ	3		83
Nordea Bank Abp	81		637
Orion OYJ, Class B	3		122
Sampo OYJ, Class A	11		500
Stora Enso OYJ, Class R	14		188
UPM-Kymmene OYJ	13		419
Wartsila OYJ Abp	11		135

			6,504

France — 2.6%
Accor SA	5		187
Aeroports de Paris	1		139
Air Liquide SA	12		1,696
Airbus SE	79		11,574
Alstom SA	64		3,367
Amundi SA(a)	2		127
Arkema SA	2		157
Atos SE	8		622
AXA SA	48		1,280
BioMerieux	1		106
BNP Paribas SA	110		5,817
Bollore SA	23		93
Bouygues SA	6		219
Bureau Veritas SA	7		202
Capgemini SE	26		3,180
Carrefour SA	15		254
Casino Guichard Perrachon SA(b)	1		58
Cie de Saint-Gobain	12		461
Cie Generale des Etablissements Michelin SCA	4		492
CNP Assurances	4		80
Covivio, REIT	1		138
Credit Agricole SA	90		1,217
Danone SA	15		1,230
Dassault Aviation SA	—	(d)	79
Dassault Systemes SE	3		565
Edenred	6		321
Eiffage SA	11		1,253
Electricite de France SA	15		185
Engie SA	45		781
EssilorLuxottica SA	7		1,046
Eurazeo SE	1		75
Eutelsat Communications SA	5		68
Faurecia SE	14		651
Gecina SA, REIT	6		1,096
Getlink SE	11		193
Hermes International	1		588
ICADE, REIT	1		83
Iliad SA(b)	—	(d)	51
Ingenico Group SA	9		1,005
Ipsen SA	1		70
JCDecaux SA	2		57
Kering SA	4		2,494
Klepierre SA, REIT	5		169
Legrand SA	7		530
L’Oreal SA	6		1,749
LVMH Moet Hennessy Louis Vuitton SE	24		10,635
Natixis SA	25		104
Orange SA	50		700
Pernod Ricard SA	5		913
Peugeot SA	56		1,149

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
France — continued
Publicis Groupe SA	5	239
Remy Cointreau SA	1	62
Renault SA	5	187
Safran SA	60	9,670
Sanofi	28	2,709
Sartorius Stedim Biotech	1	123
Schneider Electric SE	131	13,055
SCOR SE	4	167
SEB SA	1	72
Societe Generale SA	20	654
Sodexo SA(b)	2	230
Suez	8	139
Teleperformance	1	365
Thales SA	3	290
TOTAL SA	93	4,534
Ubisoft Entertainment SA*	2	158
Unibail-Rodamco-Westfield, REIT	3	467
Valeo SA	6	177
Veolia Environnement SA	13	394
Vinci SA	69	7,613
Vivendi SA	23	622
Wendel SA	1	94
Worldline SA*(a)	2	176

		101,503

Germany — 1.9%
adidas AG	4	1,422
Allianz SE (Registered)	39	9,389
alstria office REIT-AG, REIT	23	454
Aroundtown SA	23	217
BASF SE	23	1,546
Bayer AG (Registered)	23	1,858
Bayerische Motoren Werke AG	8	592
Bayerische Motoren Werke AG (Preference)	1	81
Beiersdorf AG	3	284
Brenntag AG	4	199
Carl Zeiss Meditec AG	1	122
Commerzbank AG(b)	25	143
Continental AG	32	3,701
Covestro AG(a)	4	182
Daimler AG (Registered)	23	1,050
Delivery Hero SE*(a)	60	4,638
Deutsche Bank AG (Registered)	49	446
Deutsche Boerse AG	27	4,412
Deutsche Lufthansa AG (Registered)	6	90
Deutsche Post AG (Registered)	52	1,805
Deutsche Telekom AG (Registered)	168	2,720
Deutsche Wohnen SE	9	379
DWS Group GmbH & Co. KGaA(a)	3	138
E.ON SE	56	634
Eckert & Ziegler Strahlen- und Medizintechnik AG	5	983
Evonik Industries AG	5	143
Fraport AG Frankfurt Airport Services Worldwide	1	77
Fresenius Medical Care AG & Co. KGaA	5	412
Fresenius SE & Co. KGaA	10	532
FUCHS PETROLUB SE (Preference)	2	80
GEA Group AG	4	114
Hannover Rueck SE	2	292
HeidelbergCement AG	4	249
Henkel AG & Co. KGaA	3	248
Henkel AG & Co. KGaA (Preference)	4	450
HOCHTIEF AG	1	74
Infineon Technologies AG	170	3,662
KION Group AG	2	101
Knorr-Bremse AG	1	131
LANXESS AG	2	129
Merck KGaA	3	413
METRO AG	5	65
MTU Aero Engines AG	1	393
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19	5,598
Porsche Automobil Holding SE (Preference)	4	257
Puma SE	2	165
RWE AG	15	505
SAP SE	62	8,043
Sartorius AG (Preference)	1	206
Schaeffler AG (Preference)	51	504
Siemens AG (Registered)*	19	2,352
Siemens Healthineers AG(a)	4	175
Softwareone Holding AG*	29	703
Stroeer SE & Co. KGaA	8	670
Symrise AG	3	330
TeamViewer AG*	22	801
Telefonica Deutschland Holding AG	22	67
thyssenkrupp AG(b)	10	124
TUI AG	11	112
Uniper SE	5	164
United Internet AG (Registered)	3	82
Varta AG*(b)	4	352
Volkswagen AG	1	154
Volkswagen AG (Preference)	23	4,072
Vonovia SE	13	733
Wirecard AG(b)	3	432
Zalando SE*(a)	3	164

		71,815

Hong Kong — 1.0%
AIA Group Ltd.	1,887	18,694
ASM Pacific Technology Ltd.	8	106
Bank of East Asia Ltd. (The)	34	73
CK Asset Holdings Ltd.	592	3,785
CK Infrastructure Holdings Ltd.	17	119
CLP Holdings Ltd.	42	432
Dairy Farm International Holdings Ltd.	9	45
Hang Lung Properties Ltd.	52	109
Hang Seng Bank Ltd.	19	384
Henderson Land Development Co. Ltd.	36	162
HK Electric Investments & HK Electric Investments Ltd.(a)	69	68
HKT Trust & HKT Ltd.	93	139
Hong Kong & China Gas Co. Ltd.	253	484
Hong Kong Exchanges & Clearing Ltd.	178	5,842
Hongkong Land Holdings Ltd.	29	154

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Hong Kong — continued
Jardine Matheson Holdings Ltd.	34		1,867
Jardine Strategic Holdings Ltd.	6		174
Kerry Properties Ltd.	17		47
Link, REIT	52		526
Melco Resorts & Entertainment Ltd., ADR	5		105
MTR Corp. Ltd.	38		213
New World Development Co. Ltd.	153		191
NWS Holdings Ltd.	41		53
PCCW Ltd.	110		65
Power Assets Holdings Ltd.	35		249
Sino Land Co. Ltd.	76		104
Sun Hung Kai Properties Ltd.	40		550
Swire Pacific Ltd., Class A	13		110
Swire Properties Ltd.	30		94
Techtronic Industries Co. Ltd.	297		2,370
Vitasoy International Holdings Ltd.	18		65
WH Group Ltd.(a)	238		223
Wharf Real Estate Investment Co. Ltd.	30		155
Wheelock & Co. Ltd.	21		128
Yue Yuen Industrial Holdings Ltd.	19		53

			37,938

India — 1.0%
HDFC Bank Ltd., ADR	453		25,946
Infosys Ltd., ADR	807		8,842
Mahindra & Mahindra Ltd., GDR(a)	189		1,501
Mahindra & Mahindra Ltd., GDR(a)	156		1,239

			37,528

Indonesia — 0.4%
Astra International Tbk. PT	4,021		1,856
Bank Central Asia Tbk. PT	3,281		7,753
Bank Rakyat Indonesia Persero Tbk. PT	9,037		2,938
Unilever Indonesia Tbk. PT	1,715		996

			13,543

Ireland — 0.1%
AerCap Holdings NV*	3		177
AIB Group plc	21		62
Bank of Ireland Group plc	24		117
CRH plc	20		750
Flutter Entertainment plc	2		220
Kerry Group plc, Class A	4		504
Kerry Group plc, Class A	—	(d)	2
Kingspan Group plc	4		235
Kingspan Group plc	—	(d)	1
Ryanair Holdings plc, ADR*	8		706
Smurfit Kappa Group plc	6		194

			2,968

Israel — 0.1%
Azrieli Group Ltd.	1		81
Bank Hapoalim BM	28		242
Bank Leumi Le-Israel BM	37		267
Check Point Software Technologies Ltd.*	3		347
Elbit Systems Ltd.	1		92
Israel Chemicals Ltd.	18		77
Israel Discount Bank Ltd., Class A	28		127
Mizrahi Tefahot Bank Ltd.	4		99
Nice Ltd.*	2		266
Teva Pharmaceutical Industries Ltd., ADR*	27		282
Wix.com Ltd.*	1		168

			2,048

Italy — 0.4%
Assicurazioni Generali SpA	27		532
Atlantia SpA	12		302
Biesse SpA	22		382
Davide Campari-Milano SpA	14		139
Enel SpA	748		6,518
Eni SpA	63		888
Ferrari NV	3		512
FinecoBank Banca Fineco SpA	207		2,421
Intesa Sanpaolo SpA	371		922
Leonardo SpA	10		123
Mediobanca Banca di Credito Finanziario SpA	15		154
Moncler SpA	4		193
Nexi SpA*(a)	53		745
Pirelli & C SpA(a)	10		50
Poste Italiane SpA(a)	63		725
Prysmian SpA(b)	6		133
Recordati SpA	3		111
Snam SpA	51		271
Telecom Italia SpA	156		82
Telecom Italia SpA*	226		122
Terna Rete Elettrica Nazionale SpA	35		243
UniCredit SpA	50		669

			16,237

Japan — 3.0%
ABC-Mart, Inc.	1		58
Acom Co. Ltd.	10		46
Advantest Corp.	5		261
Aeon Co. Ltd.	16		333
AEON Financial Service Co. Ltd.	3		45
Aeon Mall Co. Ltd.	3		45
AGC, Inc.	5		158
Air Water, Inc.	5		65
Aisin Seiki Co. Ltd.	4		133
Ajinomoto Co., Inc.	11		181
Alfresa Holdings Corp.	5		92
Alps Alpine Co. Ltd.	5		97
Amada Holdings Co. Ltd.	9		90
ANA Holdings, Inc.	3		84
Aozora Bank Ltd.	3		81
Asahi Group Holdings Ltd.	9		417
Asahi Intecc Co. Ltd.	5		132
Asahi Kasei Corp.	31		321
Astellas Pharma, Inc.	47		832
Bandai Namco Holdings, Inc.	5		291
Bank of Kyoto Ltd. (The)	1		32
Benesse Holdings, Inc.	2		52
Bridgestone Corp.	14		506
Brother Industries Ltd.	6		112
Calbee, Inc.	2		69
Canon, Inc.	25		656
Casio Computer Co. Ltd.	5		93
Central Japan Railway Co.	4		707
Chiba Bank Ltd. (The)	14		77
Chubu Electric Power Co., Inc.	16		217
Chugai Pharmaceutical Co. Ltd.	6		574

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Japan — continued
Chugoku Electric Power Co., Inc. (The)	7		95
Coca-Cola Bottlers Japan Holdings, Inc.	3		84
Concordia Financial Group Ltd.	28		104
Credit Saison Co. Ltd.	4		66
CyberAgent, Inc.	3		108
Dai Nippon Printing Co. Ltd.	6		168
Daicel Corp.	7		62
Daifuku Co. Ltd.	3		151
Dai-ichi Life Holdings, Inc.	27		396
Daiichi Sankyo Co. Ltd.	14		960
Daikin Industries Ltd.	6		860
Daito Trust Construction Co. Ltd.	2		212
Daiwa House Industry Co. Ltd.	14		444
Daiwa House REIT Investment Corp., REIT	—	(d)	128
Daiwa Securities Group, Inc.	38		192
Denso Corp.	11		443
Dentsu Group, Inc.	5		179
Disco Corp.	1		138
East Japan Railway Co.	7		652
Eisai Co. Ltd.	6		482
Electric Power Development Co. Ltd.	3		61
FamilyMart Co. Ltd.	6		138
FANUC Corp.	5		892
Fast Retailing Co. Ltd.	2		807
Fuji Electric Co. Ltd.	3		97
FUJIFILM Holdings Corp.	9		447
Fujitsu Ltd.	5		508
Fukuoka Financial Group, Inc.	4		73
GMO Payment Gateway, Inc.	1		64
Hakuhodo DY Holdings, Inc.	6		88
Hamamatsu Photonics KK	4		152
Hankyu Hanshin Holdings, Inc.	6		231
Hikari Tsushin, Inc.	1		123
Hino Motors Ltd.	7		69
Hirose Electric Co. Ltd.	1		87
Hisamitsu Pharmaceutical Co., Inc.	1		61
Hitachi Chemical Co. Ltd.	3		105
Hitachi Construction Machinery Co. Ltd.	3		75
Hitachi High-Technologies Corp.	2		122
Hitachi Ltd.	24		922
Hitachi Metals Ltd.	6		86
Honda Motor Co. Ltd.	41		1,036
Hoshizaki Corp.	1		120
Hoya Corp.	10		909
Hulic Co. Ltd.	7		84
Idemitsu Kosan Co. Ltd.	5		120
IHI Corp.	4		85
Iida Group Holdings Co. Ltd.	4		64
Inpex Corp.	25		237
Isetan Mitsukoshi Holdings Ltd.	9		68
Isuzu Motors Ltd.	14		134
ITOCHU Corp.	34		783
Itochu Techno-Solutions Corp.	3		74
J Front Retailing Co. Ltd.	3		37
Japan Airlines Co. Ltd.	3		79
Japan Airport Terminal Co. Ltd.	1		51
Japan Exchange Group, Inc.	13		226
Japan Post Bank Co. Ltd.	11		97
Japan Post Holdings Co. Ltd.	39		357
Japan Post Insurance Co. Ltd.	6		96
Japan Prime Realty Investment Corp., REIT	—	(d)	93
Japan Real Estate Investment Corp., REIT	—	(d)	248
Japan Retail Fund Investment Corp., REIT	—	(d)	146
Japan Tobacco, Inc.	30		630
JFE Holdings, Inc.	12		142
JGC Holdings Corp.	6		82
JSR Corp.	5		89
JTEKT Corp.	5		54
JXTG Holdings, Inc.	80		339
Kajima Corp.	11		142
Kakaku.com, Inc.	3		86
Kamigumi Co. Ltd.	3		60
Kansai Electric Power Co., Inc. (The)	18		196
Kansai Paint Co. Ltd.	4		103
Kao Corp.	12		973
Kawasaki Heavy Industries Ltd.	4		73
KDDI Corp.	44		1,330
Keihan Holdings Co. Ltd.	3		113
Keikyu Corp.	6		105
Keio Corp.	3		143
Keisei Electric Railway Co. Ltd.	3		116
Keyence Corp.	24		8,135
Kikkoman Corp.	4		174
Kintetsu Group Holdings Co. Ltd.	4		227
Kirin Holdings Co. Ltd.	21		450
Kobayashi Pharmaceutical Co. Ltd.	1		97
Koito Manufacturing Co. Ltd.	3		108
Komatsu Ltd.	165		3,646
Konami Holdings Corp.	2		93
Konica Minolta, Inc.	12		71
Kose Corp.	1		103
Kubota Corp.	26		407
Kuraray Co. Ltd.	8		100
Kurita Water Industries Ltd.	3		76
Kyocera Corp.	8		526
Kyowa Kirin Co. Ltd.	6		141
Kyushu Electric Power Co., Inc.	10		81
Kyushu Railway Co.	4		134
Lawson, Inc.	1		75
LINE Corp.*	2		79
Lion Corp.	6		104
LIXIL Group Corp.	7		115
M3, Inc.	11		317
Makita Corp.	6		210
Marubeni Corp.	39		279
Marui Group Co. Ltd.	5		113
Maruichi Steel Tube Ltd.	2		42
Mazda Motor Corp.	14		118
McDonald’s Holdings Co. Japan Ltd.	2		81
Mebuki Financial Group, Inc.	22		49
Medipal Holdings Corp.	5		95
MEIJI Holdings Co. Ltd.	3		197
Mercari, Inc.*	2		33

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Japan — continued
MINEBEA MITSUMI, Inc.	9		177
MISUMI Group, Inc.	7		174
Mitsubishi Chemical Holdings Corp.	32		229
Mitsubishi Corp.	34		861
Mitsubishi Electric Corp.	45		629
Mitsubishi Estate Co. Ltd.	29		574
Mitsubishi Gas Chemical Co., Inc.	4		64
Mitsubishi Heavy Industries Ltd.	8		292
Mitsubishi Materials Corp.	3		63
Mitsubishi Motors Corp.	17		65
Mitsubishi UFJ Financial Group, Inc.	307		1,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	11		66
Mitsui & Co. Ltd.	41		731
Mitsui Chemicals, Inc.	5		101
Mitsui Fudosan Co. Ltd.	104		2,762
Mitsui OSK Lines Ltd.	3		67
Mizuho Financial Group, Inc.	599		888
MonotaRO Co. Ltd.	3		77
MS&AD Insurance Group Holdings, Inc.	12		389
Murata Manufacturing Co. Ltd.	14		810
Nabtesco Corp.	3		83
Nagoya Railroad Co. Ltd.	5		141
NEC Corp.	6		272
Nexon Co. Ltd.*	12		165
NGK Insulators Ltd.	7		114
NGK Spark Plug Co. Ltd.	4		67
NH Foods Ltd.	2		92
Nidec Corp.	6		704
Nikon Corp.	8		97
Nintendo Co. Ltd.	3		1,030
Nippon Building Fund, Inc., REIT	—	(d)	267
Nippon Express Co. Ltd.	2		104
Nippon Paint Holdings Co. Ltd.	4		172
Nippon Prologis REIT, Inc., REIT	—	(d)	149
Nippon Shinyaku Co. Ltd.	1		98
Nippon Steel Corp.	20		278
Nippon Telegraph & Telephone Corp.	32		821
Nippon Yusen KK	4		64
Nissan Chemical Corp.	3		128
Nissan Motor Co. Ltd.	58		313
Nisshin Seifun Group, Inc.	5		87
Nissin Foods Holdings Co. Ltd.	2		120
Nitori Holdings Co. Ltd.	2		295
Nitto Denko Corp.	4		222
Nomura Holdings, Inc.	83		422
Nomura Real Estate Holdings, Inc.	3		79
Nomura Real Estate Master Fund, Inc., REIT	—	(d)	180
Nomura Research Institute Ltd.	8		185
NSK Ltd.	9		73
NTT Data Corp.	16		221
NTT DOCOMO, Inc.	33		943
Obayashi Corp.	17		184
Obic Co. Ltd.	2		218
Odakyu Electric Railway Co. Ltd.	7		164
Oji Holdings Corp.	22		109
Olympus Corp.	29		467
Omron Corp.	5		275
Ono Pharmaceutical Co. Ltd.	9		216
Oracle Corp.	1		78
Oriental Land Co. Ltd.	5		664
ORIX Corp.	33		556
Orix JREIT, Inc., REIT	—	(d)	131
Osaka Gas Co. Ltd.	9		159
Otsuka Corp.	3		105
Otsuka Holdings Co. Ltd.	10		426
Pan Pacific International Holdings Corp.	11		178
Panasonic Corp.	55		546
Park24 Co. Ltd.	3		75
PeptiDream, Inc.*	2		114
Persol Holdings Co. Ltd.	4		79
Pigeon Corp.	3		99
Pola Orbis Holdings, Inc.	2		43
Rakuten, Inc.	21		164
Recruit Holdings Co. Ltd.	34		1,321
Renesas Electronics Corp.*	19		120
Resona Holdings, Inc.	52		214
Ricoh Co. Ltd.	17		189
Rinnai Corp.	1		50
Rohm Co. Ltd.	2		165
Ryohin Keikaku Co. Ltd.	6		100
Sankyo Co. Ltd.	1		40
Santen Pharmaceutical Co. Ltd.	9		168
SBI Holdings, Inc.	6		137
Secom Co. Ltd.	5		456
Sega Sammy Holdings, Inc.	5		61
Seibu Holdings, Inc.	5		81
Seiko Epson Corp.	7		101
Sekisui Chemical Co. Ltd.	9		152
Sekisui House Ltd.	16		333
Seven & i Holdings Co. Ltd.	19		717
Seven Bank Ltd.	16		46
SG Holdings Co. Ltd.	4		78
Sharp Corp.	6		75
Shimadzu Corp.	6		160
Shimamura Co. Ltd.	1		38
Shimano, Inc.	2		291
Shimizu Corp.	15		151
Shin-Etsu Chemical Co. Ltd.	9		1,041
Shinsei Bank Ltd.	5		77
Shionogi & Co. Ltd.	7		404
Shiseido Co. Ltd.	10		637
Shizuoka Bank Ltd. (The)	11		79
Showa Denko KK	4		84
SMC Corp.	7		3,194
Softbank Corp.	42		572
SoftBank Group Corp.	39		1,575
Sohgo Security Services Co. Ltd.	2		88
Sompo Holdings, Inc.	8		310
Sony Corp.	85		5,958
Sony Financial Holdings, Inc.	4		90
Square Enix Holdings Co. Ltd.	2		108
Stanley Electric Co. Ltd.	3		88
Subaru Corp.	15		383
SUMCO Corp.	7		99
Sumitomo Chemical Co. Ltd.	37		157
Sumitomo Corp.	30		440

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Japan — continued
Sumitomo Dainippon Pharma Co. Ltd.	4		70
Sumitomo Electric Industries Ltd.	19		251
Sumitomo Heavy Industries Ltd.	3		71
Sumitomo Metal Mining Co. Ltd.	6		165
Sumitomo Mitsui Financial Group, Inc.	33		1,167
Sumitomo Mitsui Trust Holdings, Inc.	8		302
Sumitomo Realty & Development Co. Ltd.	8		306
Sumitomo Rubber Industries Ltd.	4		48
Sundrug Co. Ltd.	2		64
Suntory Beverage & Food Ltd.	3		144
Suzuken Co. Ltd.	2		73
Suzuki Motor Corp.	9		416
Sysmex Corp.	4		293
T&D Holdings, Inc.	14		147
Taiheiyo Cement Corp.	3		83
Taisei Corp.	5		204
Taisho Pharmaceutical Holdings Co. Ltd.	1		49
Taiyo Nippon Sanso Corp.	3		75
Takeda Pharmaceutical Co. Ltd.	37		1,436
TDK Corp.	3		349
Teijin Ltd.	5		80
Terumo Corp.	16		576
THK Co. Ltd.	3		77
Tobu Railway Co. Ltd.	5		169
Toho Co. Ltd.	3		107
Toho Gas Co. Ltd.	2		73
Tohoku Electric Power Co., Inc.	11		104
Tokio Marine Holdings, Inc.	65		3,517
Tokyo Century Corp.	1		56
Tokyo Electric Power Co. Holdings, Inc.*	38		150
Tokyo Electron Ltd.	4		858
Tokyo Gas Co. Ltd.	10		211
Tokyu Corp.	13		220
Tokyu Fudosan Holdings Corp.	16		112
Toppan Printing Co. Ltd.	7		140
Toray Industries, Inc.	35		226
Toshiba Corp.	12		393
Tosoh Corp.	7		94
TOTO Ltd.	4		146
Toyo Seikan Group Holdings Ltd.	4		63
Toyo Suisan Kaisha Ltd.	2		96
Toyoda Gosei Co. Ltd.	2		39
Toyota Industries Corp.	4		195
Toyota Motor Corp.	151		10,464
Toyota Tsusho Corp.	5		180
Trend Micro, Inc.	3		162
Tsuruha Holdings, Inc.	1		110
Unicharm Corp.	10		342
United Urban Investment Corp., REIT	—	(d)	129
USS Co. Ltd.	6		103
Welcia Holdings Co. Ltd.	1		66
West Japan Railway Co.	4		347
Yakult Honsha Co. Ltd.	3		151
Yamada Denki Co. Ltd.	16		82
Yamaha Corp.	4		184
Yamaha Motor Co. Ltd.	7		128
Yamato Holdings Co. Ltd.	8		122
Yamazaki Baking Co. Ltd.	3		59
Yaskawa Electric Corp.	6		202
Yokogawa Electric Corp.	6		103
Yokohama Rubber Co. Ltd. (The)	3		49
Z Holdings Corp.	66		263
ZOZO, Inc.	3		45

			115,349

Luxembourg — 0.0%(c)
ArcelorMittal SA	16		242
Eurofins Scientific SE	—	(d)	154
SES SA, FDR	9		111
Tenaris SA	12		121

			628

Macau — 0.1%
Galaxy Entertainment Group Ltd.	53		347
Sands China Ltd.	657		3,169
SJM Holdings Ltd.	51		57
Wynn Macau Ltd.	38		80

			3,653

Malaysia — 0.0%(c)
Public Bank Bhd.	186		842

Mexico — 0.3%
Fomento Economico Mexicano SAB de CV, ADR	23		2,032
Grupo Financiero Banorte SAB de CV, Class O	829		5,108
Wal-Mart de Mexico SAB de CV	892		2,609

			9,749

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(a)	11		183
Adyen NV*(a)	—	(d)	237
Aegon NV	44		179
Akzo Nobel NV	28		2,602
Altice Europe NV*	17		108
ASM International NV	11		1,297
ASML Holding NV	46		12,894
ASR Nederland NV	20		727
BE Semiconductor Industries NV	15		628
EXOR NV	3		198
Heineken Holding NV	3		281
Heineken NV	6		703
ING Groep NV	97		1,055
Koninklijke Ahold Delhaize NV	83		2,039
Koninklijke DSM NV	5		548
Koninklijke KPN NV	89		248
Koninklijke Philips NV	23		1,053
Koninklijke Vopak NV	2		93
NN Group NV	7		260
NXP Semiconductors NV	33		4,215
Randstad NV	3		170
Royal Dutch Shell plc, Class A	108		2,825
Royal Dutch Shell plc, Class A	200		5,230
Royal Dutch Shell plc, Class B	93		2,444
Wolters Kluwer NV	16		1,179

			41,396

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
New Zealand — 0.0%(c)
a2 Milk Co. Ltd.*	18	175
Auckland International Airport Ltd.	24	134
Fisher & Paykel Healthcare Corp. Ltd.	14	213
Fletcher Building Ltd.	22	79
Mercury NZ Ltd.	16	55
Meridian Energy Ltd.	31	106
Ryman Healthcare Ltd.	10	110
Spark New Zealand Ltd.	46	136

		1,008

Norway — 0.2%
Aker BP ASA	3	79
DNB ASA	81	1,415
Equinor ASA	25	449
Gjensidige Forsikring ASA	5	101
Mowi ASA	11	260
Norsk Hydro ASA	33	104
Norwegian Finans Holding ASA*	68	700
Orkla ASA	19	183
Schibsted ASA, Class B	3	72
Telenor ASA	140	2,528
Yara International ASA	4	160

		6,051

Peru — 0.1%
Credicorp Ltd.	23	4,797

Portugal — 0.0%(c)
EDP - Energias de Portugal SA	64	319
Galp Energia SGPS SA	12	188
Jeronimo Martins SGPS SA	6	107

		614

Russia — 0.2%
Evraz plc	12	57
Sberbank of Russia PJSC	1,081	4,259
Sberbank of Russia PJSC, ADR	74	1,186
Sberbank of Russia PJSC, ADR	10	167

		5,669

Singapore — 0.1%
Ascendas, REIT	75	172
CapitaLand Commercial Trust, REIT	59	88
CapitaLand Ltd.	64	168
CapitaLand Mall Trust, REIT	64	118
City Developments Ltd.	12	91
ComfortDelGro Corp. Ltd.	54	85
DBS Group Holdings Ltd.	45	825
Genting Singapore Ltd.	157	98
Jardine Cycle & Carriage Ltd.	3	55
Keppel Corp. Ltd.	36	176
Mapletree Commercial Trust, REIT	49	84
Oversea-Chinese Banking Corp. Ltd.	81	637
SATS Ltd.	16	54
Sembcorp Industries Ltd.	25	38
Singapore Airlines Ltd.	14	87
Singapore Exchange Ltd.	21	132
Singapore Press Holdings Ltd.	42	62
Singapore Technologies Engineering Ltd.	41	121
Singapore Telecommunications Ltd.	203	488
Suntec, REIT	51	68
United Overseas Bank Ltd.	31	582
UOL Group Ltd.	12	70
Venture Corp. Ltd.	7	84
Wilmar International Ltd.	48	136

		4,519

South Africa — 0.3%
Anglo American plc	26	683
Bid Corp. Ltd.	121	2,680
Bidvest Group Ltd. (The)	73	1,010
Capitec Bank Holdings Ltd.	22	2,000
FirstRand Ltd.	698	2,676
Mr Price Group Ltd.	51	572
RMB Holdings Ltd.	183	895
Sanlam Ltd.	296	1,452
Tiger Brands Ltd.	54	707

		12,675

South Korea — 0.3%
NAVER Corp.	15	2,246
Samsung Electronics Co. Ltd.	198	9,163

		11,409

Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	7	216
Aena SME SA(a)	2	310
Amadeus IT Group SA	11	854
Banco Bilbao Vizcaya Argentaria SA	166	857
Banco de Sabadell SA	142	128
Banco Santander SA	417	1,645
Bankia SA	32	58
Bankinter SA	17	113
CaixaBank SA	89	260
Cellnex Telecom SA(a)	6	309
Enagas SA	6	152
Endesa SA	46	1,255
Ferrovial SA	12	388
Grifols SA	7	249
Iberdrola SA*	6	68
Iberdrola SA	416	4,554
Industria de Diseno Textil SA	89	2,984
Mapfre SA	25	63
Masmovil Ibercom SA*	25	519
Naturgy Energy Group SA	7	197
Red Electrica Corp. SA	11	215
Repsol SA	75	1,036
Siemens Gamesa Renewable Energy SA	6	94
Telefonica SA	117	788

		17,312

Sweden — 0.4%
Alfa Laval AB	8	204
Assa Abloy AB, Class B	25	591
Atlas Copco AB, Class A	17	590
Atlas Copco AB, Class B	10	301
Boliden AB*	7	161
Electrolux AB, Series B	6	133
Epiroc AB, Class A	16	189
Epiroc AB, Class B	10	114
Essity AB, Class B	15	480

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Sweden — continued
Evolution Gaming Group AB(a)	23		715
Hennes & Mauritz AB, Class B(b)	65		1,434
Hexagon AB, Class B	6		351
Husqvarna AB, Class B	11		82
ICA Gruppen AB	2		99
Industrivarden AB, Class C	4		98
Investor AB, Class B	11		622
Kinnevik AB, Class B	6		145
L E Lundbergforetagen AB, Class B	2		86
Lundin Petroleum AB	5		141
Sandvik AB	28		512
Securitas AB, Class B	8		122
Skandinaviska Enskilda Banken AB, Class A	40		399
Skanska AB, Class B	8		196
SKF AB, Class B	9		173
Svenska Handelsbanken AB, Class A	684		6,698
Swedbank AB, Class A	22		345
Swedish Match AB	4		239
Tele2 AB, Class B	12		187
Telefonaktiebolaget LM Ericsson, Class B	77		602
Telia Co. AB	68		291
Volvo AB, Class B	37		630

			16,930

Switzerland — 2.2%
ABB Ltd. (Registered)	46		1,065
Adecco Group AG (Registered)	4		230
Alcon, Inc.*	45		2,673
Baloise Holding AG (Registered)	1		229
Barry Callebaut AG (Registered)	—	(d)	170
Chocoladefabriken Lindt & Spruengli AG	—	(d)	227
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(d)	280
Cie Financiere Richemont SA (Registered)	13		941
Clariant AG (Registered)*	5		111
Coca-Cola HBC AG*	5		190
Credit Suisse Group AG (Registered)*	63		802
Dufry AG (Registered)*	1		88
EMS-Chemie Holding AG (Registered)	—	(d)	139
Geberit AG (Registered)	1		485
Givaudan SA (Registered)	—	(d)	759
Glencore plc*	273		797
Julius Baer Group Ltd.	6		278
Kuehne + Nagel International AG (Registered)	1		217
LafargeHolcim Ltd. (Registered)*	111		5,631
Lonza Group AG (Registered)*	2		759
Nestle SA (Registered)	205		22,565
Novartis AG (Registered)	188		17,718
Pargesa Holding SA	1		80
Partners Group Holding AG	—	(d)	425
Roche Holding AG	28		9,476
Schindler Holding AG	1		261
Schindler Holding AG (Registered)	1		130
SGS SA (Registered)	—	(d)	385
Sika AG (Registered)	3		570
Sonova Holding AG (Registered)	1		346
STMicroelectronics NV	75		2,087
Straumann Holding AG (Registered)	—	(d)	246
Swatch Group AG (The)	1		182
Swatch Group AG (The) (Registered)	1		53
Swiss Life Holding AG (Registered)	1		420
Swiss Prime Site AG (Registered)*	2		240
Swiss Re AG	34		3,878
Swisscom AG (Registered)	3		1,548
Swissquote Group Holding SA (Registered)	6		347
Temenos AG (Registered)*	2		260
UBS Group AG (Registered)*	96		1,190
Vetropack Holding AG	—	(d)	1,269
Vifor Pharma AG	1		208
Zurich Insurance Group AG	7		3,097

			83,052

Taiwan — 0.9%
Delta Electronics, Inc.	432		2,017
Largan Precision Co. Ltd.	12		1,864
President Chain Store Corp.	376		3,699
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	483		26,062

			33,642

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	153		1,748

Turkey — 0.0%(c)
KOC Holding A/S	204		664

United Arab Emirates — 0.0%(c)
NMC Health plc	3		53

United Kingdom — 2.8%
3i Group plc	24		351
Admiral Group plc	4		128
Ashtead Group plc	12		374
Associated British Foods plc	9		306
AstraZeneca plc	33		3,200
Auto Trader Group plc(a)	23		170
AVEVA Group plc	2		104
Aviva plc	97		510
BAE Systems plc	80		661
Barclays plc	428		945
Barratt Developments plc	25		267
Berkeley Group Holdings plc	3		211
BP plc	1,607		9,675
British American Tobacco plc	57		2,522
British Land Co. plc (The), REIT	22		163
BT Group plc	209		445
Bunzl plc	8		216
Burberry Group plc	118		3,017
Centrica plc	142		159
CK Hutchison Holdings Ltd.	67		595
CNH Industrial NV	25		240
Coca-Cola European Partners plc	6		307
Compass Group plc	39		976
Croda International plc	3		210

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United Kingdom — continued
DCC plc	2		197
Diageo plc	284		11,220
Direct Line Insurance Group plc	36		159
easyJet plc	4		76
Experian plc	23		786
Fiat Chrysler Automobiles NV	27		353
G4S plc	39		99
GlaxoSmithKline plc	332		7,795
GVC Holdings plc	14		167
Halma plc	9		262
Hargreaves Lansdown plc	7		160
HSBC Holdings plc	503		3,660
Imperial Brands plc	24		609
Informa plc	31		319
InterContinental Hotels Group plc	4		264
Intertek Group plc	4		304
ITV plc	90		160
J Sainsbury plc	44		117
JD Sports Fashion plc	11		118
Johnson Matthey plc	5		165
Kingfisher plc	52		141
Land Securities Group plc, REIT	17		216
Legal & General Group plc	1,359		5,468
Linde plc	26		5,224
Lloyds Banking Group plc	1,761		1,315
London Stock Exchange Group plc	45		4,616
M&G plc*	698		2,203
Marks & Spencer Group plc	48		112
Meggitt plc	19		172
Melrose Industries plc	121		370
Micro Focus International plc	9		114
Mondi plc	12		245
National Grid plc	87		1,153
Next plc	3		306
Ocado Group plc*	11		182
Pearson plc	19		145
Persimmon plc	64		2,565
Prudential plc	302		5,366
Reckitt Benckiser Group plc	18		1,464
RELX plc	137		3,620
RELX plc	48		1,285
Rentokil Initial plc	46		283
Rolls-Royce Holdings plc*	43		375
Royal Bank of Scotland Group plc	120		344
RSA Insurance Group plc	26		186
Sage Group plc (The)	27		263
Schroders plc	3		131
Segro plc, REIT	27		326
Severn Trent plc	6		201
Smith & Nephew plc	195		4,685
Smiths Group plc	10		219
Spirax-Sarco Engineering plc	2		215
SSE plc	26		511
St James’s Place plc	13		198
Standard Chartered plc	69		576
Standard Life Aberdeen plc	60		240
Taylor Wimpey plc	81		231
Tesco plc	243		791
Unilever NV	107		6,220
Unilever plc	28		1,651
United Utilities Group plc	17		227
Vodafone Group plc	667		1,311
Weir Group plc (The)	6		114
Whitbread plc	3		196
Wm Morrison Supermarkets plc	59		142
WPP plc	31		391

			109,051

United States — 24.3%
AbbVie, Inc.	33		2,658
Acadia Healthcare Co., Inc.*(b)	32		1,034
Advanced Micro Devices, Inc.*	110		5,156
AdvanSix, Inc.*	28		533
Air Products & Chemicals, Inc.	10		2,376
Alexion Pharmaceuticals, Inc.*	25		2,461
Alleghany Corp.*	2		1,705
Allergan plc	20		3,679
Alliance Data Systems Corp.	6		599
Alphabet, Inc., Class A*	3		4,996
Alphabet, Inc., Class C*(e)	21		30,446
Altice USA, Inc., Class A*	77		2,120
Amazon.com, Inc.*	12		24,394
American Electric Power Co., Inc.	55		5,718
American Express Co.	45		5,819
American Homes 4 Rent, Class A, REIT	71		1,942
American International Group, Inc.	57		2,869
AmerisourceBergen Corp.	22		1,871
AMETEK, Inc.	22		2,175
Amgen, Inc.	14		2,990
Amphenol Corp., Class A	18		1,769
Analog Devices, Inc.	75		8,225
Anthem, Inc.	2		440
Apple, Inc.(e)	68		20,914
Arista Networks, Inc.*	6		1,253
Arrow Electronics, Inc.*	25		1,929
Automatic Data Processing, Inc.	25		4,220
AutoZone, Inc.*	4		4,227
Avaya Holdings Corp.*	19		245
Avery Dennison Corp.	17		2,282
Ball Corp.	93		6,689
Bank of America Corp.	415		13,631
Berkshire Hathaway, Inc., Class A*	—	(d)	2,688
Berkshire Hathaway, Inc., Class B*	39		8,673
Best Buy Co., Inc.	26		2,210
BlackRock, Inc.	10		5,436
Booking Holdings, Inc.*	2		2,837
Booz Allen Hamilton Holding Corp.	33		2,563
Boston Scientific Corp.*	111		4,650
Brinker International, Inc.(b)	50		2,156
Bristol-Myers Squibb Co.	180		11,328
Brixmor Property Group, Inc., REIT	113		2,246
Cabot Oil & Gas Corp.	90		1,275
Capital One Financial Corp.(e)	84		8,349
Carlisle Cos., Inc.	13		1,999
Carnival plc	4		166
Catalent, Inc.*	25		1,516
CBRE Group, Inc., Class A*(e)	101		6,149
Charles Schwab Corp. (The)	141		6,404
Charter Communications, Inc., Class A*	20		10,418
Chevron Corp.	109		11,640
Chubb Ltd.	19		2,902

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Cigna Corp.	44		8,427
Cisco Systems, Inc.(e)	63		2,878
Citigroup, Inc.	169		12,593
Citizens Financial Group, Inc.	105		3,924
Claire’s Stores, Inc.*‡	—	(d)	196
Clear Channel Outdoor Holdings, Inc.*	61		167
Coca-Cola Co. (The)	176		10,286
Columbia Sportswear Co.	16		1,460
Comcast Corp., Class A	152		6,557
CommScope Holding Co., Inc.*	130		1,587
ConocoPhillips	95		5,651
Constellation Brands, Inc., Class A	13		2,479
Copart, Inc.*	25		2,506
Coty, Inc., Class A	108		1,106
CyberArk Software Ltd.*	1		129
Delta Air Lines, Inc.(e)	103		5,750
DexCom, Inc.*	11		2,570
Diamondback Energy, Inc.	69		5,151
Discovery, Inc., Class A*(b)	78		2,284
Discovery, Inc., Class C*	40		1,121
DISH Network Corp., Class A*	87		3,197
Dover Corp.	30		3,463
Duke Energy Corp.	22		2,155
DuPont de Nemours, Inc.	32		1,635
East West Bancorp, Inc.	29		1,312
EastGroup Properties, Inc., REIT	8		1,130
Edison International	44		3,403
Elanco Animal Health, Inc.*	41		1,278
Eli Lilly & Co.	33		4,667
Energizer Holdings, Inc.(b)	55		2,543
Entercom Communications Corp., Class A(e)	260		1,031
Entergy Corp.	16		2,145
EOG Resources, Inc.	17		1,218
EQT Corp.	115		696
Equitrans Midstream Corp.(b)	99		960
Exact Sciences Corp.*	21		1,981
Exelixis, Inc.*	76		1,312
Facebook, Inc., Class A*(e)	23		4,548
Fair Isaac Corp.*	2		874
Federal Realty Investment Trust, REIT	17		2,169
Ferguson plc	47		4,256
Fidelity National Information Services, Inc.	30		4,255
Fifth Third Bancorp	65		1,858
First Republic Bank	37		4,067
Fiserv, Inc.*(e)	58		6,885
Fortune Brands Home & Security, Inc.	34		2,344
FTI Consulting, Inc.*	11		1,264
Gardner Denver Holdings, Inc.*	26		907
Garmin Ltd.	20		1,953
Generac Holdings, Inc.*	29		2,983
General Dynamics Corp.	7		1,157
Global Payments, Inc.	27		5,347
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	144		2,249
Hartford Financial Services Group, Inc. (The)	50		2,965
HCA Healthcare, Inc.	14		1,923
Hewlett Packard Enterprise Co.	51		711
Hilton Worldwide Holdings, Inc.	30		3,224
Home Depot, Inc. (The)	63		14,256
Honeywell International, Inc.	70		12,145
iHeartMedia, Inc., Class A*	1		10
IHS Markit Ltd.*	28		2,193
Illinois Tool Works, Inc.(e)	19		3,284
Illumina, Inc.*	6		1,783
Ingersoll-Rand plc	14		1,854
Intercept Pharmaceuticals, Inc.*	9		854
Intercontinental Exchange, Inc.	38		3,762
Intuit, Inc.	13		3,512
Intuitive Surgical, Inc.*	4		2,302
Invesco Ltd.	53		923
James Hardie Industries plc, CHDI	11		229
Jazz Pharmaceuticals plc*	14		1,981
Johnson & Johnson	41		6,148
Keurig Dr Pepper, Inc.(b)	55		1,560
KeyCorp	242		4,524
Keysight Technologies, Inc.*	23		2,156
Kimco Realty Corp., REIT	121		2,312
Kinder Morgan, Inc.	159		3,314
KLA Corp.	14		2,317
Kohl’s Corp.	52		2,204
Loews Corp.(e)	135		6,950
Lowe’s Cos., Inc.	23		2,652
Lululemon Athletica, Inc.*	10		2,341
Lyft, Inc., Class A*	52		2,448
M&T Bank Corp.	34		5,656
Marathon Petroleum Corp.	57		3,113
Marsh & McLennan Cos., Inc.	24		2,676
Martin Marietta Materials, Inc.	17		4,412
Mastercard, Inc., Class A	46		14,664
McKesson Corp.	13		1,867
Medallia, Inc.*(b)	43		1,214
Medtronic plc	25		2,886
Merck & Co., Inc.	112		9,548
Microchip Technology, Inc.(b)	10		994
Microsoft Corp.(e)	232		39,555
Mid-America Apartment Communities, Inc., REIT	24		3,309
Middleby Corp. (The)*	16		1,768
Mondelez International, Inc., Class A	29		1,645
Morgan Stanley	224		11,707
Murphy USA, Inc.*	18		1,799
Nasdaq, Inc.	18		2,133
National Vision Holdings, Inc.*	33		1,125
Netflix, Inc.*	19		6,676
New York Times Co. (The), Class A	33		1,069
Newell Brands, Inc.	49		957
Nexstar Media Group, Inc., Class A	26		3,098
NextEra Energy, Inc.	57		15,354
NiSource, Inc.	33		960
Nordson Corp.	12		1,979
Nordstrom, Inc.(b)	54		2,003
Norfolk Southern Corp.	31		6,554
Northern Trust Corp.	24		2,316
NVIDIA Corp.(e)	14		3,269
Old Dominion Freight Line, Inc.	11		2,166

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
O’Reilly Automotive, Inc.*	19	7,568
Outfront Media, Inc., REIT	84	2,490
Packaging Corp. of America	25	2,398
Parker-Hannifin Corp.	7	1,387
PayPal Holdings, Inc.*	41	4,646
PBF Energy, Inc., Class A	48	1,322
Penn Virginia Corp.*	1	12
Pfizer, Inc.	153	5,697
Philip Morris International, Inc.	37	3,059
Phillips 66	17	1,580
Pioneer Natural Resources Co.	23	3,050
PNC Financial Services Group, Inc. (The)	51	7,571
Post Holdings, Inc.*	28	2,877
Procter & Gamble Co. (The)	40	4,967
Progressive Corp. (The)	66	5,342
Prologis, Inc., REIT	33	3,054
Prudential Financial, Inc.	12	1,084
Public Storage, REIT	19	4,148
QIAGEN NV*	6	188
QUALCOMM, Inc.(e)	48	4,109
Rayonier, Inc., REIT	71	2,144
Regeneron Pharmaceuticals, Inc.*	9	3,055
Remington Outdoor Co., Inc.*‡	2	1
RingCentral, Inc., Class A*	1	247
Ross Stores, Inc.	39	4,395
S&P Global, Inc.	13	3,834
Sage Therapeutics, Inc.*	8	536
salesforce.com, Inc.*(e)	55	10,112
ServiceNow, Inc.*	9	2,973
Slack Technologies, Inc., Class A*	19	403
Southwest Airlines Co.	30	1,624
Spotify Technology SA*	12	1,765
Stanley Black & Decker, Inc.	42	6,712
Synopsys, Inc.*	14	2,005
T. Rowe Price Group, Inc.	38	5,041
Take-Two Interactive Software, Inc.*	26	3,280
TD Ameritrade Holding Corp.	14	674
Teladoc Health, Inc.*(b)	32	3,256
Tesla, Inc.*(b)	8	5,351
Texas Instruments, Inc.(e)	69	8,294
TherapeuticsMD, Inc.*(b)	138	311
Thermo Fisher Scientific, Inc.	9	2,807
Tiffany & Co.	23	3,084
TJX Cos., Inc. (The)	91	5,357
Tractor Supply Co.	20	1,833
Trade Desk, Inc. (The), Class A*	9	2,360
Travelers Cos., Inc. (The)	42	5,484
Truist Financial Corp.	88	4,552
Twilio, Inc., Class A*	19	2,332
Uber Technologies, Inc.*	31	1,143
Union Pacific Corp.	19	3,411
United Parcel Service, Inc., Class B	14	1,496
United Technologies Corp.	26	3,850
UnitedHealth Group, Inc.(e)	77	21,041
US Bancorp	63	3,370
Veeva Systems, Inc., Class A*	8	1,227
Ventas, Inc., REIT	52	2,984
Verizon Communications, Inc.(e)	93	5,554
Vertex Pharmaceuticals, Inc.*	15	3,417
ViacomCBS, Inc.	54	1,855
Visa, Inc., Class A(e)	1	186
Vistra Energy Corp.	17	386
Vulcan Materials Co.	15	2,143
Walgreens Boots Alliance, Inc.	63	3,196
Waste Connections, Inc.	44	4,242
Wells Fargo & Co.(e)	139	6,526
Westrock Co.	57	2,216
Weyerhaeuser Co., REIT	45	1,294
Williams Cos., Inc. (The)	149	3,083
Willis Towers Watson plc	13	2,687
Xcel Energy, Inc.	123	8,523
Xilinx, Inc.	13	1,125
Zebra Technologies Corp., Class A*	12	2,797
Zimmer Biomet Holdings, Inc.	30	4,365
Zscaler, Inc.*(b)	17	971

		931,802

TOTAL COMMON STOCKS (Cost $1,529,260)		1,887,935

	Principal Amount (000)
CORPORATE BONDS — 12.4%
Argentina — 0.0%(c)
YPF SA
8.75%, 4/4/2024(a)	40	39
6.95%, 7/21/2027(a)	17	14
8.50%, 6/27/2029(b)(f)	150	133

		186

Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
2.13%, 8/19/2020	250	251
2.70%, 11/16/2020	300	302
Commonwealth Bank of Australia
2.25%, 3/10/2020(f)	83	83
2.55%, 3/15/2021	250	252
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(f)	168	173
5.13%, 3/15/2023(f)	140	147
5.13%, 5/15/2024(b)(f)	230	243
Macquarie Bank Ltd. (ICE LIBOR USD 3 Month + 0.45%), 2.36%, 8/6/2021(f)(g)	450	450
Macquarie Group Ltd. 6.25%, 1/14/2021(f)	805	838
National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.51%), 2.41%, 5/22/2020(f)(g)	250	251
2.50%, 1/12/2021	1,050	1,057
Scentre Group Trust 1 REIT, 2.38%, 4/28/2021(f)	239	241
Suncorp-Metway Ltd. 2.35%, 4/27/2020(f)	233	233
Telstra Corp. Ltd. 4.80%, 10/12/2021(f)	1,137	1,193
Westpac Banking Corp.
2.65%, 1/25/2021	300	303
2.10%, 5/13/2021	640	643

		6,660

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Bahrain — 0.0%(c)
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)		300	300
BBK BSC 5.50%, 7/9/2024(a)		200	209
Oil and Gas Holding Co. BSCC (The) 7.63%, 11/7/2024(f)		200	235

			744

Belarus — 0.0%(c)
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(f)		200	213

Brazil — 0.0%(c)
Braskem Netherlands Finance BV 4.50%, 1/31/2030(f)		200	201
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(f)		200	234
Itau Unibanco Holding SA 6.20%, 12/21/2021(a)		200	212
Petrobras Global Finance BV 6.90%, 3/19/2049		360	439
Suzano Austria GmbH 7.00%, 3/16/2047(a)		200	239

			1,325

Canada — 0.6%
1011778 BC ULC 4.25%, 5/15/2024(f)		3,602	3,679
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		361	343
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(f)		294	301
Bank of Montreal
(ICE LIBOR USD 3 Month + 0.40%), 2.20%, 1/22/2021(g)		641	642
(ICE LIBOR USD 3 Month + 0.40%), 2.29%, 9/10/2021(g)		700	703
Bank of Nova Scotia (The)
2.15%, 7/14/2020		700	701
2.35%, 10/21/2020		90	91
(ICE LIBOR USD 3 Month + 0.42%), 2.21%, 1/25/2021(g)		650	652
3.13%, 4/20/2021		680	693
Bombardier, Inc.
6.00%, 10/15/2022(f)		1,256	1,231
7.50%, 3/15/2025(f)		93	89
7.88%, 4/15/2027(f)		769	729
Canadian Imperial Bank of Commerce 2.70%, 2/2/2021		845	853
Federation des Caisses Desjardins du Quebec 2.25%, 10/30/2020(f)		300	301
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(f)		958	998
Hudbay Minerals, Inc.
7.25%, 1/15/2023(f)		145	147
7.63%, 1/15/2025(f)		145	148
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(f)		199	211
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(f)		348	334
MEG Energy Corp.
7.00%, 3/31/2024(f)		302	304
6.50%, 1/15/2025(f)		666	698
7.13%, 2/1/2027(f)		557	552
National Bank of Canada 2.20%, 11/2/2020		1,050	1,053
NOVA Chemicals Corp.
5.00%, 5/1/2025(f)		538	539
5.25%, 6/1/2027(f)		331	337
Open Text Corp. 5.88%, 6/1/2026(f)		873	922
Precision Drilling Corp.
5.25%, 11/15/2024		45	40
7.13%, 1/15/2026(f)		517	491
Quebecor Media, Inc. 5.75%, 1/15/2023		81	87
Royal Bank of Canada
2.35%, 10/30/2020		1,050	1,055
2.50%, 1/19/2021		300	302
Stars Group Holdings BV 7.00%, 7/15/2026(f)		335	364
Toronto-Dominion Bank (The)
2.50%, 12/14/2020		1,050	1,057
2.55%, 1/25/2021		300	303
(SOFR + 0.48%), 2.01%, 1/27/2023(g)		339	339
Videotron Ltd.
5.38%, 6/15/2024(f)		116	125
5.13%, 4/15/2027(f)		315	330

			21,744

Cayman Islands — 0.0%(c)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(f)		360	252
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(f)(h)		965	1,006

			1,258

Chile — 0.0%(c)
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(f)		300	335
4.38%, 2/5/2049(a)		200	224
3.70%, 1/30/2050(f)		250	250
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)		200	208
5.25%, 11/6/2029(f)		200	227

			1,244

China — 0.2%
China Development Bank
0.38%, 11/16/2021(a)	EUR	1,270	1,421
2.63%, 1/24/2022(a)		3,000	3,034
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)		200	202
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)		200	216

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
China — continued
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(a)		250	251
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)		200	216
Tencent Holdings Ltd. 3.98%, 4/11/2029(f)		200	220

			5,560

Colombia — 0.0%(c)
Ecopetrol SA
5.88%, 9/18/2023		200	224
5.88%, 5/28/2045		160	192
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(f)		200	208

			624

Ecuador — 0.0%(c)
Petroamazonas EP
4.63%, 2/16/2020(a)		17	17
4.63%, 11/6/2020(f)		375	371

			388

Finland — 0.1%
Nokia OYJ 4.38%, 6/12/2027		699	737
Nordea Bank Abp
2.13%, 5/29/2020(f)		688	689
2.50%, 9/17/2020(f)		200	201
2.25%, 5/27/2021(f)		350	352

			1,979

France — 0.5%
Altice France SA
7.38%, 5/1/2026(f)		2,434	2,589
8.13%, 2/1/2027(f)		400	447
Banque Federative du Credit Mutuel SA
2.75%, 10/15/2020(f)		800	806
1.96%, 7/21/2021(f)		600	602
2.13%, 11/21/2022(f)		256	258
BNP Paribas SA 5.00%, 1/15/2021		800	825
Credit Agricole Corporate & Investment Bank SA (ICE LIBOR USD 3 Month + 0.29%), 2.19%, 11/2/2020(f)(g)		350	350
Credit Agricole SA 2.75%, 6/10/2020(f)		730	732
Dexia Credit Local SA
0.75%, 1/25/2023(a)	EUR	3,500	4,010
1.63%, 12/8/2023(a)	GBP	2,800	3,795
1.25%, 11/26/2024(a)	EUR	2,100	2,499
Societe Generale SA
2.50%, 4/8/2021(f)		200	202
5.20%, 4/15/2021(f)		800	833
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(f)(g)(i)(j)		660	703

			18,651

Georgia — 0.0%(c)
Georgian Railway JSC 7.75%, 7/11/2022(a)		200	220

Germany — 0.1%
BMW US Capital LLC
3.25%, 8/14/2020(f)		1,002	1,010
3.10%, 4/12/2021(f)		380	387
Daimler Finance North America LLC 2.70%, 8/3/2020(f)		762	765

			2,162

Hong Kong — 0.0%(c)
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(f)		800	816
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022(f)		158	164

			980

India — 0.0%(c)
Greenko Mauritius Ltd. 6.25%, 2/21/2023(f)		200	206

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(f)		200	221
5.71%, 11/15/2023(a)		200	221
6.53%, 11/15/2028(f)		200	245
6.76%, 11/15/2048(a)		280	360
6.76%, 11/15/2048(f)		200	257
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039(f)		198	231
Pertamina Persero PT 6.50%, 11/7/2048(a)		200	266
Perusahaan Listrik Negara PT 4.13%, 5/15/2027(a)		200	213

			2,014

Ireland — 0.1%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(f)		800	836
5.25%, 8/15/2027(f)		834	875
Avolon Holdings Funding Ltd. 5.25%, 5/15/2024(f)		1,924	2,117
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(f)		1,019	1,128

			4,956

Israel — 0.0%(c)
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026		70	60

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033		405	472
6.00%, 9/30/2034		158	178
7.72%, 6/4/2038		1,225	1,591
Telecom Italia SpA 5.30%, 5/30/2024(f)		305	333

			2,574

Japan — 0.1%
Development Bank of Japan, Inc. 3.13%, 9/6/2023(f)		1,850	1,940
Mizuho Bank Ltd. 2.70%, 10/20/2020(f)		200	201
MUFG Bank Ltd.
2.30%, 3/5/2020(f)		200	200
2.75%, 9/14/2020(f)		1,050	1,057

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Japan — continued
Sumitomo Mitsui Banking Corp. (ICE LIBOR USD 3 Month + 0.37%), 2.21%, 10/16/2020(g)		400	401

			3,799

Kazakhstan — 0.0%(c)
KazMunayGas National Co. JSC
4.75%, 4/19/2027(a)		200	225
5.75%, 4/19/2047(a)		510	631
6.38%, 10/24/2048(a)		400	536
KazTransGas JSC 4.38%, 9/26/2027(a)		200	214

			1,606

Luxembourg — 0.2%
Altice Financing SA
6.63%, 2/15/2023(f)		200	203
7.50%, 5/15/2026(f)		1,075	1,149
Altice Luxembourg SA
7.63%, 2/15/2025(f)		670	697
10.50%, 5/15/2027(f)		373	431
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		1,568	1,282
8.00%, 2/15/2024(f)		1,421	1,454
8.50%, 10/15/2024(f)		1,330	1,124
9.75%, 7/15/2025(f)		435	376
Ypso Finance Bis SA 6.00%, 2/15/2028(f)		350	346

			7,062

Malaysia — 0.0%(c)
Gohl Capital Ltd. 4.25%, 1/24/2027(a)		200	212
Petronas Capital Ltd. 4.50%, 3/18/2045(a)		200	251

			463

Mexico — 0.1%
America Movil SAB de CV 5.00%, 3/30/2020		104	104
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)		200	215
BBVA Bancomer SA 6.50%, 3/10/2021(a)		150	156
Cemex SAB de CV 7.75%, 4/16/2026(f)		1,185	1,292
Cometa Energia SA de CV 6.38%, 4/24/2035(a)		194	221
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 5.54%, 3/11/2022(g)		200	210
5.38%, 3/13/2022		50	53
3.50%, 1/30/2023		150	153
6.49%, 1/23/2027(f)		90	98
5.50%, 6/27/2044		236	220
6.75%, 9/21/2047		75	76
7.69%, 1/23/2050(f)		472	518
7.69%, 1/23/2050(a)		400	439
6.95%, 1/28/2060(f)		244	247

			4,002

Mongolia — 0.0%(c)
Trade & Development Bank of Mongolia LLC 9.38%, 5/19/2020(a)		350	355

Morocco — 0.0%(c)
OCP SA 6.88%, 4/25/2044(a)		310	408

Netherlands — 0.3%
ABN AMRO Bank NV 2.65%, 1/19/2021(f)		1,050	1,058
BNG Bank NV
2.50%, 2/16/2021(f)		3,538	3,571
4.75%, 3/6/2023(a)	AUD	602	448
Cooperatieve Rabobank UA
4.50%, 1/11/2021		409	420
2.50%, 1/19/2021		850	857
3.13%, 4/26/2021		850	865
ING Bank NV
2.70%, 8/17/2020(f)		299	300
2.75%, 3/22/2021(f)		200	203
Starfruit Finco BV 8.00%, 10/1/2026(f)		280	290
Trivium Packaging Finance BV
5.50%, 8/15/2026(f)(k)		599	631
8.50%, 8/15/2027(f)(k)		227	250
UPC Holding BV 5.50%, 1/15/2028(f)		200	208
UPCB Finance IV Ltd. 5.38%, 1/15/2025(f)		450	461
Ziggo BV 5.50%, 1/15/2027(f)		600	636

			10,198

New Zealand — 0.0%(c)
ANZ New Zealand Int’l Ltd. 2.85%, 8/6/2020(f)		800	804

Norway — 0.0%(c)
Aker BP ASA
4.75%, 6/15/2024(f)		310	322
5.88%, 3/31/2025(f)		406	426
DNB Bank ASA (ICE LIBOR USD 3 Month + 0.37%), 2.28%, 10/2/2020(f)(g)		250	251
DNO ASA 8.75%, 5/31/2023(a)		200	205

			1,204

Panama — 0.0%(c)
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(f)		200	252
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(f)		200	234

			486

Peru — 0.0%(c)
Consorcio Transmantaro SA 4.70%, 4/16/2034(f)		200	224
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)		200	206

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Peru — continued
Inkia Energy Ltd. 5.88%, 11/9/2027(f)		230	243
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(f)		200	215
Petroleos del Peru SA
4.75%, 6/19/2032(a)		400	445
5.63%, 6/19/2047(a)		200	241
Southern Copper Corp. 5.88%, 4/23/2045		10	13

			1,587

Qatar — 0.0%(c)
ABQ Finance Ltd. 3.50%, 2/22/2022(a)		380	386
QNB Finance Ltd. 2.13%, 9/7/2021(a)		200	199

			585

Saudi Arabia — 0.0%(c)
Samba Funding Ltd. 2.75%, 10/2/2024(a)		200	200
Saudi Arabian Oil Co. 3.50%, 4/16/2029(a)		300	318

			518

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(a)	EUR	2,000	2,251
3.63%, 8/1/2028(f)		6,158	6,927
United Overseas Bank Ltd. (ICE LIBOR USD 3 Month + 0.48%), 2.29%, 4/23/2021(f)(g)		300	300

			9,478

South Africa — 0.0%(c)
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)		200	200
8.45%, 8/10/2028(a)		200	215
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(f)		260	267

			682

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(a)(g)(i)(j)		330	332
Korea Development Bank (The)
3.00%, 3/19/2022		1,087	1,117
1.75%, 12/15/2022(a)	GBP	2,450	3,303
2.13%, 10/1/2024		1,826	1,848

			6,600

Spain — 0.0%(c)
AI Candelaria Spain SLU 7.50%, 12/15/2028(f)		340	388
International Airport Finance SA 12.00%, 3/15/2033(f)		200	219

			607

Sweden — 0.0%(c)
Skandinaviska Enskilda Banken AB 2.63%, 11/17/2020(f)		200	201
Svenska Handelsbanken AB
1.95%, 9/8/2020		572	573
2.40%, 10/1/2020		250	251

			1,025

Switzerland — 0.1%
Credit Suisse AG 2.10%, 11/12/2021		250	252
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020		620	627
UBS AG 2.20%, 6/8/2020(f)		300	300
UBS Group AG 3.00%, 4/15/2021(f)		428	434

			1,613

Trinidad and Tobago — 0.0%(c)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(f)		250	285

Turkey — 0.0%(c)
Akbank T.A.S. 5.13%, 3/31/2025(a)		200	204
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(a)		200	208

			412

United Arab Emirates — 0.1%
DAE Funding LLC 5.00%, 8/1/2024(f)		754	791
EA Partners I BV 6.88%, 9/28/2020(a)(l)		390	176
MAF Global Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(g)(i)(j)		200	212
MDGH - GMTN BV
3.75%, 4/19/2029(a)		200	218
2.88%, 11/7/2029(f)		200	204
3.70%, 11/7/2049(f)		200	209
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(f)		1,007	946

			2,756

United Kingdom — 0.3%
Barclays Bank plc
2.65%, 1/11/2021		700	706
7.63%, 11/21/2022		400	451
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(g)(i)(j)		211	231
4.38%, 9/11/2024		1,319	1,413
BP Capital Markets plc (ICE LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/2020(g)		454	455
Diageo Capital plc 4.83%, 7/15/2020		1,000	1,013
HSBC Holdings plc
3.40%, 3/8/2021		700	712
2.95%, 5/25/2021		208	211

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United Kingdom — continued
Ithaca Energy North Sea plc 9.38%, 7/15/2024(f)	646	672
Lloyds Bank plc 2.70%, 8/17/2020	749	753
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(g)(i)(j)	200	205
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(g)(i)(j)	628	678
6.00%, 12/19/2023	855	961
Standard Chartered plc 3.05%, 1/15/2021(f)	1,070	1,078
Virgin Media Secured Finance plc
5.50%, 8/15/2026(f)	660	692
5.50%, 5/15/2029(f)	900	947

		11,178

United States — 8.7%
AbbVie, Inc.
2.50%, 5/14/2020	114	114
2.15%, 11/19/2021(f)	600	604
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	713	723
6.50%, 3/1/2024	237	244
ACCO Brands Corp. 5.25%, 12/15/2024(f)	219	227
ACE Cash Express, Inc. 12.00%, 12/15/2022(f)	485	396
Adient US LLC 7.00%, 5/15/2026(f)	445	486
ADT Security Corp. (The) 4.88%, 7/15/2032(f)	630	586
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(f)	134	138
AECOM 5.13%, 3/15/2027	749	799
AES Corp. 6.00%, 5/15/2026	810	854
Ahern Rentals, Inc. 7.38%, 5/15/2023(f)	918	728
AIG Global Funding (ICE LIBOR USD 3 Month + 0.65%), 2.45%, 1/22/2021(f)(g)	281	282
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 2.58%, 6/3/2021(g)	544	547
Albertsons Cos., Inc.
3.50%, 2/15/2023(f)	200	203
6.63%, 6/15/2024	765	796
7.50%, 3/15/2026(f)	1,201	1,330
4.63%, 1/15/2027(f)	400	405
5.88%, 2/15/2028(f)	1,046	1,117
4.88%, 2/15/2030(f)	280	288
Alcoa Nederland Holding BV 6.75%, 9/30/2024(f)	202	212
Allegheny Technologies, Inc. 7.88%, 8/15/2023(k)	225	246
Allied Universal Holdco LLC
6.63%, 7/15/2026(f)	170	181
9.75%, 7/15/2027(f)	175	187
Allison Transmission, Inc. 4.75%, 10/1/2027(f)	473	490
Ally Financial, Inc.
4.63%, 3/30/2025	722	794
5.75%, 11/20/2025	1,235	1,404
8.00%, 11/1/2031	639	902
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	739	657
5.88%, 11/15/2026	328	284
6.13%, 5/15/2027(b)	317	269
AMC Networks, Inc.
5.00%, 4/1/2024	60	61
4.75%, 8/1/2025	408	412
Ameren Corp. 2.70%, 11/15/2020	264	266
American Airlines Group, Inc. 5.00%, 6/1/2022(f)	373	387
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	1,825	1,865
6.25%, 3/15/2026	158	161
6.50%, 4/1/2027	842	861
American Honda Finance Corp. 1.95%, 7/20/2020	350	350
AmeriGas Partners LP
5.50%, 5/20/2025	615	658
5.88%, 8/20/2026	262	287
Amkor Technology, Inc. 6.63%, 9/15/2027(f)	817	887
AMN Healthcare, Inc. 5.13%, 10/1/2024(f)	175	180
Amsted Industries, Inc. 5.63%, 7/1/2027(f)	201	214
Antero Midstream Partners LP 5.38%, 9/15/2024	115	102
Antero Resources Corp.
5.38%, 11/1/2021	244	233
5.13%, 12/1/2022	196	169
5.63%, 6/1/2023	149	107
Aramark Services, Inc. 5.00%, 2/1/2028(f)	70	73
Archrock Partners LP 6.88%, 4/1/2027(f)	90	96
Arconic, Inc.
5.13%, 10/1/2024	508	548
5.90%, 2/1/2027	1,458	1,653
Athene Global Funding 2.75%, 4/20/2020(f)	923	925
Avis Budget Car Rental LLC
5.25%, 3/15/2025(f)	720	734
5.75%, 7/15/2027(f)	387	403
B&G Foods, Inc. 5.25%, 4/1/2025	1,761	1,798
Bank of America Corp.
5.63%, 7/1/2020	300	305
2.63%, 4/19/2021	319	322

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(g)(i)(j)	968	1,085
Bank of America NA (ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/24/2021(g)	756	757
Bank of New York Mellon Corp. (The) 2.60%, 8/17/2020	271	272
Bausch Health Americas, Inc. 9.25%, 4/1/2026(f)	228	260
Bausch Health Cos., Inc.
5.50%, 3/1/2023(f)	11	11
5.88%, 5/15/2023(f)	82	83
7.00%, 3/15/2024(f)	847	878
6.13%, 4/15/2025(f)	1,048	1,078
5.50%, 11/1/2025(f)	1,202	1,245
9.00%, 12/15/2025(f)	1,800	2,032
5.75%, 8/15/2027(f)	344	368
7.00%, 1/15/2028(f)	287	311
5.00%, 1/30/2028(f)	332	336
7.25%, 5/30/2029(f)	315	353
5.25%, 1/30/2030(f)	332	338
Berry Global, Inc.
5.50%, 5/15/2022	40	40
4.88%, 7/15/2026(f)	1,268	1,325
Big River Steel LLC 7.25%, 9/1/2025(f)	298	313
Blue Racer Midstream LLC 6.13%, 11/15/2022(f)	375	366
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(f)	369	379
Boston Properties LP REIT, 4.13%, 5/15/2021	700	718
Boyd Gaming Corp.
6.38%, 4/1/2026	825	877
6.00%, 8/15/2026	212	225
Boyne USA, Inc. 7.25%, 5/1/2025(f)	652	707
BP Capital Markets America, Inc. 4.50%, 10/1/2020	700	712
Brink’s Co. (The) 4.63%, 10/15/2027(f)	1,065	1,086
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(f)	852	889
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(g)	330	272
BWX Technologies, Inc. 5.38%, 7/15/2026(f)	225	239
Cablevision Systems Corp. 5.88%, 9/15/2022	215	231
Caesars Resort Collection LLC 5.25%, 10/15/2025(f)	185	188
Caleres, Inc. 6.25%, 8/15/2023	102	105
Callon Petroleum Co.
6.13%, 10/1/2024	340	325
6.38%, 7/1/2026	147	139
Calpine Corp.
5.75%, 1/15/2025	612	629
5.25%, 6/1/2026(f)	910	940
Capital One Financial Corp.
2.50%, 5/12/2020	487	488
3.45%, 4/30/2021	700	713
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(b)	447	448
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027(f)	850	895
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.25%), 2.17%, 8/26/2020(g)	350	351
Series I, 2.65%, 5/17/2021	560	567
CCM Merger, Inc. 6.00%, 3/15/2022(f)	300	305
CCO Holdings LLC
5.13%, 2/15/2023	589	595
5.75%, 9/1/2023	545	551
5.88%, 4/1/2024(f)	1,414	1,460
5.38%, 5/1/2025(f)	265	273
5.75%, 2/15/2026(f)	2,066	2,168
5.50%, 5/1/2026(f)	1,205	1,259
5.13%, 5/1/2027(f)	1,715	1,792
5.88%, 5/1/2027(f)	773	815
5.00%, 2/1/2028(f)	487	510
5.38%, 6/1/2029(f)	543	580
4.75%, 3/1/2030(f)	892	917
CDK Global, Inc. 5.25%, 5/15/2029(f)	873	934
CDW LLC
5.50%, 12/1/2024	120	134
5.00%, 9/1/2025	190	197
4.25%, 4/1/2028	572	593
Cedar Fair LP 5.38%, 4/15/2027	31	33
Centene Corp.
6.13%, 2/15/2024	83	86
4.75%, 1/15/2025	598	618
5.25%, 4/1/2025(f)	1,149	1,190
5.38%, 6/1/2026(f)	660	702
4.25%, 12/15/2027(f)	993	1,038
4.63%, 12/15/2029(f)	1,243	1,338
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	700	713
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	395	416
Series Y, 7.50%, 4/1/2024(b)	220	248
5.63%, 4/1/2025	840	891
5.13%, 12/15/2026(f)	625	641
Chemours Co. (The) 7.00%, 5/15/2025	995	952
Cheniere Energy Partners LP
5.25%, 10/1/2025	268	276
5.63%, 10/1/2026	268	281

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020(f)	221	221
Cincinnati Bell, Inc.
7.00%, 7/15/2024(f)	672	703
8.00%, 10/15/2025(f)	56	60
Cinemark USA, Inc. 4.88%, 6/1/2023	335	339
CIT Group, Inc.
4.75%, 2/16/2024	875	932
6.13%, 3/9/2028	300	357
CITGO Petroleum Corp. 6.25%, 8/15/2022(f)	100	101
Citibank NA (ICE LIBOR USD 3 Month + 0.30%), 2.12%, 10/20/2020(g)	250	250
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(g)(i)(j)	359	370
2.70%, 3/30/2021	660	668
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(g)(i)(j)	805	879
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(g)(i)(j)	210	240
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 5/26/2020(g)	258	258
2.55%, 5/13/2021	700	707
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(f)	2,360	2,569
5.13%, 8/15/2027(f)	629	648
Clearwater Paper Corp. 4.50%, 2/1/2023	219	220
Clearway Energy Operating LLC 5.00%, 9/15/2026	525	541
CNG Holdings, Inc. 12.50%, 6/15/2024(f)	1,520	1,444
CNO Financial Group, Inc. 5.25%, 5/30/2025	589	660
Colfax Corp.
6.00%, 2/15/2024(f)	216	227
6.38%, 2/15/2026(f)	120	129
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	320	321
Comcast Corp. (ICE LIBOR USD 3 Month + 0.33%), 2.24%, 10/1/2020(g)	550	551
Comerica Bank 2.50%, 6/2/2020	250	251
Commercial Metals Co.
4.88%, 5/15/2023	84	88
5.38%, 7/15/2027	361	376
CommScope Technologies LLC 6.00%, 6/15/2025(f)	222	212
CommScope, Inc.
5.50%, 3/1/2024(f)	741	761
5.50%, 6/15/2024(f)	604	601
6.00%, 3/1/2026(f)	735	771
8.25%, 3/1/2027(f)	725	745
Community Health Systems, Inc.
5.13%, 8/1/2021	329	329
6.25%, 3/31/2023	962	981
8.63%, 1/15/2024(f)	725	770
8.00%, 3/15/2026(f)	154	161
Consolidated Edison, Inc. 2.00%, 5/15/2021	700	702
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(f)	553	503
Constellium SE 5.75%, 5/15/2024(f)	255	261
Crestwood Midstream Partners LP
6.25%, 4/1/2023(k)	19	19
5.75%, 4/1/2025	676	687
Crown Americas LLC 4.75%, 2/1/2026	419	435
CSC Holdings LLC
6.75%, 11/15/2021	304	327
5.38%, 7/15/2023(f)	480	490
5.25%, 6/1/2024	650	702
7.75%, 7/15/2025(f)	427	450
6.63%, 10/15/2025(f)	450	475
5.50%, 5/15/2026(f)	1,350	1,415
5.50%, 4/15/2027(f)	1,473	1,563
5.38%, 2/1/2028(f)	690	732
6.50%, 2/1/2029(f)	760	849
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(f)	477	501
Curo Group Holdings Corp. 8.25%, 9/1/2025(f)	1,190	1,049
CVR Partners LP 9.25%, 6/15/2023(f)	2,475	2,577
Darling Ingredients, Inc. 5.25%, 4/15/2027(f)	700	739
DaVita, Inc.
5.13%, 7/15/2024	1,182	1,209
5.00%, 5/1/2025	781	800
DCP Midstream Operating LP
3.88%, 3/15/2023	320	326
5.38%, 7/15/2025	373	407
Delek Logistics Partners LP 6.75%, 5/15/2025	851	855
Dell International LLC
5.88%, 6/15/2021(f)	128	129
7.13%, 6/15/2024(f)	180	189
Delphi Technologies plc 5.00%, 10/1/2025(f)	200	222
Denbury Resources, Inc. 9.00%, 5/15/2021(f)	195	183
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	197	105
Diamond Sports Group LLC
5.38%, 8/15/2026(f)	541	539
6.63%, 8/15/2027(b)(f)	215	201

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Diebold Nixdorf, Inc. 8.50%, 4/15/2024(b)	521	500
DISH DBS Corp.
5.13%, 5/1/2020	335	337
6.75%, 6/1/2021	1,221	1,282
5.88%, 7/15/2022	479	503
5.00%, 3/15/2023	198	201
5.88%, 11/15/2024	720	729
7.75%, 7/1/2026	664	697
Dole Food Co., Inc. 7.25%, 6/15/2025(f)	693	676
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	101	102
Dominion Energy, Inc. 2.58%, 7/1/2020(k)	400	401
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	1,072	1,114
Duke Energy Carolinas LLC 4.30%, 6/15/2020	740	747
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(f)	292	320
DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020(g)	65	65
3.77%, 11/15/2020	513	521
Embarq Corp. 8.00%, 6/1/2036	1,742	1,936
EMC Corp. 3.38%, 6/1/2023	403	409
Emerson Electric Co. 4.25%, 11/15/2020	395	403
Encompass Health Corp. 5.75%, 11/1/2024	445	450
Endo Dac
6.00%, 7/15/2023(f)	265	203
6.00%, 2/1/2025(f)(k)	200	138
Energizer Holdings, Inc. 5.50%, 6/15/2025(f)	350	361
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(g)(i)(j)	760	530
4.40%, 4/1/2024	340	325
4.15%, 6/1/2025	749	691
Entegris, Inc. 4.63%, 2/10/2026(f)	392	405
Entercom Media Corp.
7.25%, 11/1/2024(b)(f)	700	736
6.50%, 5/1/2027(f)	336	360
Enterprise Development Authority (The) 12.00%, 7/15/2024(f)	739	847
Enterprise Products Operating LLC 5.20%, 9/1/2020	169	172
Envision Healthcare Corp. 8.75%, 10/15/2026(f)	321	194
EOG Resources, Inc.
2.45%, 4/1/2020	124	124
4.10%, 2/1/2021	660	675
EP Energy LLC
8.00%, 11/29/2024(f)(l)	396	206
8.00%, 2/15/2025(f)(l)	406	8
7.75%, 5/15/2026(f)(l)	418	280
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(f)	300	308
REIT, 4.63%, 10/1/2027(f)	450	452
Eversource Energy 2.50%, 3/15/2021	700	705
Exela Intermediate LLC 10.00%, 7/15/2023(f)	1,600	616
Exelon Corp. 5.15%, 12/1/2020	602	614
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(f)	607	646
FirstCash, Inc. 5.38%, 6/1/2024(f)	447	461
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	475	482
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	1,260	1,285
Frontier Communications Corp.
7.13%, 1/15/2023	215	101
7.63%, 4/15/2024	100	46
6.88%, 1/15/2025	525	245
11.00%, 9/15/2025	615	284
8.50%, 4/1/2026(f)	1,020	1,046
General Dynamics Corp. 3.00%, 5/11/2021	292	297
Genesis Energy LP
6.00%, 5/15/2023	215	216
5.63%, 6/15/2024	607	590
7.75%, 2/1/2028	369	372
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(f)	326	351
Global Partners LP
7.00%, 6/15/2023	330	338
7.00%, 8/1/2027(f)	518	556
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(f)	521	546
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.16%), 2.97%, 4/23/2020(g)	260	261
2.75%, 9/15/2020	500	502
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(b)	869	903
4.88%, 3/15/2027	510	524
Gray Television, Inc.
5.13%, 10/15/2024(f)	311	321
5.88%, 7/15/2026(f)	302	316
7.00%, 5/15/2027(f)	845	920
Greif, Inc. 6.50%, 3/1/2027(f)	649	699
Group 1 Automotive, Inc. 5.25%, 12/15/2023(f)	393	404
Gulfport Energy Corp. 6.00%, 10/15/2024	515	284

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
H&E Equipment Services, Inc. 5.63%, 9/1/2025	345	360
Hanesbrands, Inc. 4.88%, 5/15/2026(f)	532	561
Harsco Corp. 5.75%, 7/31/2027(f)	172	176
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(f)	189	198
HCA Healthcare, Inc. 6.25%, 2/15/2021	675	700
HCA, Inc.
7.50%, 2/15/2022	532	584
5.88%, 5/1/2023	784	862
5.38%, 2/1/2025	1,293	1,445
5.88%, 2/15/2026	1,030	1,182
5.63%, 9/1/2028	573	663
Hecla Mining Co. 6.88%, 5/1/2021	665	664
Herc Holdings, Inc. 5.50%, 7/15/2027(f)	355	371
Hertz Corp. (The)
7.63%, 6/1/2022(f)	103	106
5.50%, 10/15/2024(f)	1,025	1,040
7.13%, 8/1/2026(f)	410	435
6.00%, 1/15/2028(f)	500	505
Hilcorp Energy I LP
5.00%, 12/1/2024(f)	229	208
5.75%, 10/1/2025(f)	25	23
6.25%, 11/1/2028(f)	227	202
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025(f)	310	320
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	205	215
4.88%, 1/15/2030	337	356
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	367	395
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	209	214
4.88%, 4/1/2027	302	318
Holly Energy Partners LP 6.00%, 8/1/2024(f)	379	396
Hologic, Inc. 4.38%, 10/15/2025(f)	592	603
HSBC USA, Inc. 2.75%, 8/7/2020	160	161
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	91
6.63%, 8/1/2026	300	331
Huntington National Bank (The)
2.38%, 3/10/2020	700	700
2.88%, 8/20/2020(b)	200	201
(ICE LIBOR USD 3 Month + 0.55%), 2.44%, 2/5/2021(g)	250	251
Icahn Enterprises LP
6.75%, 2/1/2024	690	716
6.38%, 12/15/2025	681	711
6.25%, 5/15/2026	416	436
iHeartCommunications, Inc.
6.38%, 5/1/2026	277	299
8.38%, 5/1/2027	1,673	1,820
5.25%, 8/15/2027(f)	315	328
0.00%, 12/15/2029‡(l)	442	—
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.90%, 12/21/2065(f)(g)	1,015	807
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.15%, 12/21/2065(f)(g)	880	726
Infor US, Inc. 6.50%, 5/15/2022	204	205
International Game Technology plc 6.50%, 2/15/2025(f)	800	902
IQVIA, Inc.
5.00%, 10/15/2026(f)	200	209
5.00%, 5/15/2027(f)	707	746
IRB Holding Corp. 6.75%, 2/15/2026(f)	812	845
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(f)	2,130	2,194
REIT, 5.25%, 3/15/2028(f)	583	609
Jackson National Life Global Funding
2.60%, 12/9/2020(f)	700	705
(ICE LIBOR USD 3 Month + 0.31%), 2.20%, 3/16/2021(f)(g)	500	501
(SOFR + 0.60%), 2.15%, 1/6/2023(f)(g)	580	582
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(f)	398	428
JBS USA LUX SA
5.88%, 7/15/2024(f)	349	359
5.75%, 6/15/2025(f)	1,041	1,078
6.75%, 2/15/2028(f)	883	978
6.50%, 4/15/2029(f)	1,166	1,306
John Deere Capital Corp. 1.95%, 6/22/2020	700	700
KeyBank NA 2.25%, 3/16/2020	250	250
LABL Escrow Issuer LLC 6.75%, 7/15/2026(f)	1,275	1,369
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(f)	644	662
Lamar Media Corp.
3.75%, 2/15/2028(f)	175	176
4.00%, 2/15/2030(f)	120	121
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(f)	959	1,011
Lennar Corp.
5.88%, 11/15/2024	255	287
5.25%, 6/1/2026	65	72
5.00%, 6/15/2027	1,110	1,230

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Level 3 Financing, Inc.
5.63%, 2/1/2023	92	92
5.13%, 5/1/2023	223	224
5.38%, 1/15/2024	97	98
5.38%, 5/1/2025	506	522
5.25%, 3/15/2026	1,612	1,677
LG&E & KU Energy LLC 3.75%, 11/15/2020	700	707
Liberty Interactive LLC 8.25%, 2/1/2030	550	558
Liberty Mutual Group, Inc. 3.95%, 10/15/2050(f)	196	214
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(f)	463	493
4.75%, 10/15/2027(f)	175	180
LPL Holdings, Inc. 5.75%, 9/15/2025(f)	510	532
Mallinckrodt International Finance SA 5.50%, 4/15/2025(f)	90	33
Manufacturers & Traders Trust Co. 2.63%, 1/25/2021	1,050	1,058
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	712	771
4.75%, 1/15/2028(f)	84	86
Martin Midstream Partners LP 7.25%, 2/15/2021	793	730
MassMutual Global Funding II
1.95%, 9/22/2020(f)	200	200
2.00%, 4/15/2021(f)	600	603
MasTec, Inc. 4.88%, 3/15/2023	877	886
Mattel, Inc.
3.15%, 3/15/2023	173	171
6.75%, 12/31/2025(f)	2,639	2,831
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(f)	1,041	1,073
7.25%, 4/15/2025(f)	445	443
Meredith Corp. 6.88%, 2/1/2026	425	437
Metropolitan Life Global Funding I
2.05%, 6/12/2020(f)	200	200
2.50%, 12/3/2020(f)	280	282
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	676	752
MGM Resorts International
5.75%, 6/15/2025	341	380
4.63%, 9/1/2026	344	361
Midcontinent Communications 5.38%, 8/15/2027(f)	420	444
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.60%, 3/27/2020(g)	340	340
Morgan Stanley
5.75%, 1/25/2021	260	270
2.50%, 4/21/2021	900	909
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(f)	1,378	1,335
MSCI, Inc. 5.38%, 5/15/2027(f)	664	720
MTS Systems Corp. 5.75%, 8/15/2027(f)	343	360
Nabors Industries Ltd. 7.25%, 1/15/2026(f)	235	235
National CineMedia LLC 5.88%, 4/15/2028(f)	230	240
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	97	97
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(f)	1,048	1,108
9.13%, 7/15/2026(f)	413	459
Nationstar Mortgage LLC 6.50%, 6/1/2022	353	353
Navient Corp. 5.00%, 3/15/2027	255	254
NCR Corp.
5.75%, 9/1/2027(f)	430	458
6.13%, 9/1/2029(f)	435	475
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(f)(h)	163	83
8.00%, 10/25/2024(f)	232	76
Netflix, Inc.
4.38%, 11/15/2026	500	525
4.88%, 4/15/2028	540	578
5.88%, 11/15/2028	1,315	1,481
5.38%, 11/15/2029(f)	222	242
New Albertsons LP
7.75%, 6/15/2026	15	16
6.63%, 6/1/2028	251	247
7.45%, 8/1/2029	40	43
8.00%, 5/1/2031	420	459
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 2.08%, 1/28/2021(f)(g)	135	135
(ICE LIBOR USD 3 Month + 0.32%), 2.23%, 8/6/2021(f)(g)	42	42
(ICE LIBOR USD 3 Month + 0.28%), 2.10%, 1/21/2022(f)(g)	290	291
Newell Brands, Inc. 4.20%, 4/1/2026(k)	480	502
Newmont Corp. 3.63%, 6/9/2021	225	230
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(f)	573	596
5.63%, 7/15/2027(f)	384	405
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(f)	360	375
4.50%, 9/15/2027(f)	464	484
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(b)(f)	175	178
Nielsen Finance LLC 5.00%, 4/15/2022(f)	252	253
Noble Holding International Ltd. 6.20%, 8/1/2040	321	109

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Novelis Corp.
5.88%, 9/30/2026(f)	294	311
4.75%, 1/30/2030(f)	410	411
NRG Energy, Inc.
6.63%, 1/15/2027	667	717
5.25%, 6/15/2029(f)	624	672
Nuance Communications, Inc. 5.63%, 12/15/2026	856	911
NuStar Logistics LP
6.00%, 6/1/2026	186	196
5.63%, 4/28/2027	382	393
Oasis Petroleum, Inc.
6.88%, 3/15/2022	908	872
6.25%, 5/1/2026(b)(f)	483	368
Oceaneering International, Inc. 6.00%, 2/1/2028	158	151
Outfront Media Capital LLC 5.00%, 8/15/2027(f)	217	227
PACCAR Financial Corp. (ICE LIBOR USD 3 Month + 0.20%), 2.10%, 11/13/2020(g)	250	250
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(f)	445	453
Parsley Energy LLC
5.25%, 8/15/2025(f)	725	743
5.63%, 10/15/2027(f)	173	183
PBF Holding Co. LLC
7.00%, 11/15/2023	139	143
6.00%, 2/15/2028(f)	315	322
PBF Logistics LP 6.88%, 5/15/2023	242	249
Peabody Energy Corp.
6.00%, 3/31/2022(f)	92	85
6.38%, 3/31/2025(f)	280	233
Penske Automotive Group, Inc. 5.50%, 5/15/2026	1,387	1,436
Penske Truck Leasing Co. LP
3.20%, 7/15/2020(f)	449	451
3.38%, 2/1/2022(f)	387	397
Performance Food Group, Inc. 5.50%, 10/15/2027(f)	288	303
PetSmart, Inc.
7.13%, 3/15/2023(f)	419	418
5.88%, 6/1/2025(f)	980	1,009
Philip Morris International, Inc. 2.00%, 2/21/2020	150	150
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(f)	825	771
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(f)	1,190	1,223
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(g)(i)(j)	157	145
Plantronics, Inc. 5.50%, 5/31/2023(f)	706	681
PNC Bank NA 2.45%, 11/5/2020	1,050	1,056
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(f)(h)	752	702
Post Holdings, Inc.
5.00%, 8/15/2026(f)	1,233	1,273
5.50%, 12/15/2029(f)	402	426
Pricoa Global Funding I 2.55%, 11/24/2020(f)	1,050	1,057
Prime Security Services Borrower LLC
9.25%, 5/15/2023(f)	199	209
5.75%, 4/15/2026(f)	2,733	2,883
Principal Life Global Funding II (ICE LIBOR USD 3 Month + 0.33%), 2.24%, 3/2/2021(f)(g)	438	439
Protective Life Global Funding
2.26%, 4/8/2020(f)	317	317
2.16%, 9/25/2020(f)	700	702
2.92%, 4/15/2022(f)	263	270
QEP Resources, Inc.
5.25%, 5/1/2023	266	255
5.63%, 3/1/2026	459	410
Qorvo, Inc. 5.50%, 7/15/2026	832	880
Quicken Loans, Inc.
5.75%, 5/1/2025(f)	516	534
5.25%, 1/15/2028(f)	895	926
Radian Group, Inc.
4.50%, 10/1/2024	307	327
4.88%, 3/15/2027	604	639
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(f)	326	352
8.25%, 11/15/2026(f)	474	527
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(f)	83	84
Republic Services, Inc. 5.00%, 3/1/2020	48	48
Revlon Consumer Products Corp. 6.25%, 8/1/2024	388	177
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	170	170
Rite Aid Corp. 6.13%, 4/1/2023(f)	430	392
Rutas 2 and 7 Finance Ltd. Zero Coupon, 9/30/2036(f)	200	133
Ryder System, Inc. 2.88%, 9/1/2020	158	159
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027(f)	255	265
Scientific Games International, Inc. 5.00%, 10/15/2025(f)	1,598	1,643
Sealed Air Corp. 5.25%, 4/1/2023(f)	100	106
Sensata Technologies BV 5.00%, 10/1/2025(f)	678	734
Service Corp. International
8.00%, 11/15/2021	95	104
4.63%, 12/15/2027	520	544
5.13%, 6/1/2029	75	80

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Sinclair Television Group, Inc.
5.63%, 8/1/2024(f)	654	673
5.88%, 3/15/2026(f)	104	109
Sirius XM Radio, Inc.
4.63%, 5/15/2023(f)	148	149
4.63%, 7/15/2024(f)	103	107
5.38%, 4/15/2025(f)	656	677
5.38%, 7/15/2026(f)	1,030	1,086
5.00%, 8/1/2027(f)	1,050	1,103
Six Flags Entertainment Corp.
4.88%, 7/31/2024(f)	213	218
5.50%, 4/15/2027(f)	168	175
SM Energy Co.
6.75%, 9/15/2026(b)	250	227
6.63%, 1/15/2027(b)	254	230
Solera LLC 10.50%, 3/1/2024(f)	156	165
Spectrum Brands, Inc.
6.13%, 12/15/2024	300	309
5.75%, 7/15/2025	1,076	1,118
5.00%, 10/1/2029(f)	89	93
Springleaf Finance Corp.
6.88%, 3/15/2025	540	609
7.13%, 3/15/2026	1,897	2,177
6.63%, 1/15/2028	755	849
Sprint Capital Corp. 8.75%, 3/15/2032	2,597	2,876
Sprint Corp.
7.25%, 9/15/2021	406	426
7.88%, 9/15/2023	1,614	1,715
7.13%, 6/15/2024	559	577
7.63%, 2/15/2025	2,604	2,711
7.63%, 3/1/2026	1,560	1,628
Sprint eWireless, Inc. 7.00%, 3/1/2020(l)	269	—
SRC Energy, Inc. 6.25%, 12/1/2025	39	39
SS&C Technologies, Inc. 5.50%, 9/30/2027(f)	1,191	1,260
Standard Industries, Inc.
6.00%, 10/15/2025(f)	170	177
5.00%, 2/15/2027(f)	677	706
4.75%, 1/15/2028(f)	390	400
Staples, Inc.
7.50%, 4/15/2026(f)	1,125	1,152
10.75%, 4/15/2027(b)(f)	600	610
State Street Corp. 2.55%, 8/18/2020	1,050	1,055
Station Casinos LLC 5.00%, 10/1/2025(f)	551	564
Steel Dynamics, Inc.
4.13%, 9/15/2025	495	509
5.00%, 12/15/2026	26	28
Summit Materials LLC
5.13%, 6/1/2025(f)	530	542
6.50%, 3/15/2027(f)	40	43
Summit Midstream Holdings LLC 5.75%, 4/15/2025	828	637
Sunoco LP
4.88%, 1/15/2023	285	292
5.50%, 2/15/2026	616	634
6.00%, 4/15/2027	229	241
5.88%, 3/15/2028	41	44
Tallgrass Energy Partners LP
4.75%, 10/1/2023(f)	70	70
5.50%, 9/15/2024(f)	335	338
Targa Resources Partners LP
5.25%, 5/1/2023	430	434
4.25%, 11/15/2023	550	554
5.13%, 2/1/2025	190	196
5.88%, 4/15/2026	563	594
Team Health Holdings, Inc. 6.38%, 2/1/2025(b)(f)	1,475	867
TECO Finance, Inc. 5.15%, 3/15/2020	228	229
TEGNA, Inc.
5.50%, 9/15/2024(f)	194	200
4.63%, 3/15/2028(f)	350	352
Teleflex, Inc. 4.88%, 6/1/2026	582	607
Tempur Sealy International, Inc.
5.63%, 10/15/2023	832	856
5.50%, 6/15/2026	1,292	1,354
Tenet Healthcare Corp.
4.63%, 7/15/2024	539	553
4.63%, 9/1/2024(f)	180	185
5.13%, 5/1/2025	1,053	1,071
4.88%, 1/1/2026(f)	1,758	1,828
6.25%, 2/1/2027(f)	534	565
5.13%, 11/1/2027(f)	1,429	1,504
Tennant Co. 5.63%, 5/1/2025	782	816
Tenneco, Inc. 5.00%, 7/15/2026(b)	215	197
Terraform Global Operating LLC 6.13%, 3/1/2026(f)	455	474
TerraForm Power Operating LLC
4.25%, 1/31/2023(f)	429	441
5.00%, 1/31/2028(f)	467	504
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(l)	1,000	2
T-Mobile US, Inc. 4.50%, 2/1/2026‡	123	—
T-Mobile USA, Inc.
6.00%, 4/15/2024	119	122
6.00%, 4/15/2024‡	482	—
6.38%, 3/1/2025	121	125
6.38%, 3/1/2025‡	696	—	(d)
5.13%, 4/15/2025	260	268
6.50%, 1/15/2026‡	780	—	(d)
4.50%, 2/1/2026	2,808	2,888
4.75%, 2/1/2028	937	997
4.75%, 2/1/2028‡	123	—
TransDigm, Inc. 6.25%, 3/15/2026(f)	994	1,072
Transocean Pontus Ltd. 6.13%, 8/1/2025(f)	556	573
Transocean Poseidon Ltd. 6.88%, 2/1/2027(f)	502	525

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Transocean, Inc.
9.00%, 7/15/2023(f)	111	120
7.50%, 1/15/2026(f)	281	265
7.50%, 4/15/2031	98	71
Trinseo Materials Operating SCA 5.38%, 9/1/2025(f)	922	864
Tronox, Inc. 6.50%, 4/15/2026(f)	563	560
Truist Financial Corp. 2.63%, 6/29/2020	750	752
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(h)	1,158	167
United Airlines Holdings, Inc.
5.00%, 2/1/2024	364	387
4.88%, 1/15/2025	495	522
United Rentals North America, Inc.
4.63%, 10/15/2025	175	179
6.50%, 12/15/2026	1,792	1,947
5.50%, 5/15/2027	30	32
4.88%, 1/15/2028	1,070	1,115
United States Steel Corp.
6.88%, 8/15/2025(b)	412	372
6.25%, 3/15/2026	268	226
UnitedHealth Group, Inc. 3.88%, 10/15/2020	700	707
US Bank NA 2.05%, 10/23/2020	1,100	1,102
USAA Capital Corp.
2.45%, 8/1/2020(f)	310	311
2.63%, 6/1/2021(f)	351	356
Valaris plc 5.75%, 10/1/2044	693	286
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020(g)	800	801
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(g)	889	934
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(b)(g)	1,328	1,493
VICI Properties LP
REIT, 3.50%, 2/15/2025(f)	145	148
REIT, 4.25%, 12/1/2026(f)	656	673
REIT, 3.75%, 2/15/2027(f)	160	161
REIT, 4.63%, 12/1/2029(f)	451	471
REIT, 4.13%, 8/15/2030(f)	160	162
Vistra Operations Co. LLC
5.50%, 9/1/2026(f)	1,023	1,064
5.00%, 7/31/2027(f)	650	667
VOC Escrow Ltd. 5.00%, 2/15/2028(f)	377	390
W&T Offshore, Inc. 9.75%, 11/1/2023(f)	925	876
WEC Energy Group, Inc. 2.45%, 6/15/2020	320	321
Wells Fargo & Co.
2.60%, 7/22/2020	200	201
2.55%, 12/7/2020	430	433
3.00%, 1/22/2021	700	708
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.38%), 2.27%, 5/21/2021(g)	760	761
WESCO Distribution, Inc. 5.38%, 6/15/2024	336	347
Western Digital Corp. 4.75%, 2/15/2026	893	953
Whiting Petroleum Corp.
5.75%, 3/15/2021	271	253
6.63%, 1/15/2026	165	93
Windstream Services LLC 8.63%, 10/31/2025(b)(f)(k)	409	399
Wisconsin Power & Light Co. 4.60%, 6/15/2020	119	120
WMG Acquisition Corp. 5.50%, 4/15/2026(f)	965	1,016
Wolverine Escrow LLC 9.00%, 11/15/2026(f)	940	976
Wyndham Destinations, Inc.
5.40%, 4/1/2024(k)	184	197
6.35%, 10/1/2025(k)	391	438
5.75%, 4/1/2027(k)	287	313
Wynn Las Vegas LLC 5.50%, 3/1/2025(f)	863	900
Wynn Resorts Finance LLC 5.13%, 10/1/2029(f)	525	545
Xerox Corp. 4.12%, 3/15/2023(k)	624	646
XPO Logistics, Inc.
6.13%, 9/1/2023(f)	396	409
6.75%, 8/15/2024(f)	1,189	1,289
Yum! Brands, Inc. 4.75%, 1/15/2030(f)	351	374
Zayo Group LLC
6.00%, 4/1/2023	226	231
6.38%, 5/15/2025	620	633

		333,992

Venezuela, Bolivarian Republic of — 0.0%(c)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(l)	75	13
9.00%, 11/17/2021(a)(l)	50	4
12.75%, 2/17/2022(a)(l)	120	10

		27

TOTAL CORPORATE BONDS (Cost $468,060)		475,480

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — 9.5%
Angola — 0.1%
Republic of Angola
9.50%, 11/12/2025(a)		750	873
8.00%, 11/26/2029(f)		460	485
9.38%, 5/8/2048(a)		400	433

			1,791

Argentina — 0.0%(c)
Republic of Argentina
6.88%, 4/22/2021		150	80
5.88%, 1/11/2028		357	156
6.63%, 7/6/2028		350	156
8.28%, 12/31/2033		332	184
7.63%, 4/22/2046		175	75
6.88%, 1/11/2048		367	155
7.13%, 6/28/2117		18	8

			814

Armenia — 0.0%(c)
Republic of Armenia 3.95%, 9/26/2029(f)		400	405

Australia — 0.1%
Australia Government Bond
2.00%, 12/21/2021(a)	AUD	1,060	727
2.75%, 4/21/2024(a)	AUD	708	515
4.75%, 4/21/2027(a)	AUD	1,260	1,074
2.75%, 6/21/2035(a)	AUD	1,165	952
2.75%, 5/21/2041(a)	AUD	360	298
3.00%, 3/21/2047(a)	AUD	364	322

			3,888

Azerbaijan — 0.0%(c)
Republic of Azerbaijan
4.75%, 3/18/2024(a)		300	323
3.50%, 9/1/2032(a)		200	202

			525

Bahrain — 0.0%(c)
Kingdom of Bahrain
7.00%, 10/12/2028(a)		200	236
6.75%, 9/20/2029(a)		300	349
6.00%, 9/19/2044(a)		400	416

			1,001

Belarus — 0.0%(c)
Republic of Belarus 6.20%, 2/28/2030(a)		200	218

Belgium — 0.3%
Belgium Government Bond
0.50%, 10/22/2024(a)	EUR	1,380	1,604
0.80%, 6/22/2025(a)	EUR	2,630	3,117
0.80%, 6/22/2027(a)	EUR	845	1,016
1.00%, 6/22/2031(a)	EUR	2,175	2,704
1.90%, 6/22/2038(a)	EUR	930	1,326
1.60%, 6/22/2047(a)	EUR	365	514
1.70%, 6/22/2050(a)	EUR	21	30
2.15%, 6/22/2066(a)	EUR	397	676

			10,987

Benin — 0.0%(c)
Benin Government International Bond 5.75%, 3/26/2026(f)	EUR	100	115

Bermuda — 0.0%(c)
Government of Bermuda 4.85%, 2/6/2024(a)		200	220

Bolivia, Plurinational State of — 0.0%(c)
Plurinational State of Bolivia 4.50%, 3/20/2028(a)		200	194

Brazil — 0.0%(c)
Federative Republic of Brazil
4.63%, 1/13/2028		500	553
4.50%, 5/30/2029		200	217
8.25%, 1/20/2034		92	131
4.75%, 1/14/2050		200	206

			1,107

Canada — 0.1%
Canada Government Bond
1.75%, 3/1/2023	CAD	1,754	1,341
2.25%, 6/1/2029	CAD	460	377
5.00%, 6/1/2037	CAD	560	658
4.00%, 6/1/2041	CAD	480	534
3.50%, 12/1/2045	CAD	274	299
2.75%, 12/1/2048	CAD	390	387
2.00%, 12/1/2051	CAD	40	35
2.75%, 12/1/2064	CAD	130	142

			3,773

Chile — 0.0%(c)
Republic of Chile 3.50%, 1/25/2050		220	239

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(a)	EUR	3,800	4,321

Colombia — 0.1%
Republic of Colombia
4.00%, 2/26/2024		200	212
3.88%, 4/25/2027		400	431
5.00%, 6/15/2045		400	485
5.20%, 5/15/2049		200	251

			1,379

Czech Republic — 0.0%(c)
Czech Republic Government Bond 4.85%, 11/26/2057(a)	CZK	1,460	107

Denmark — 0.1%
Denmark Government Bond
0.25%, 11/15/2022(a)	DKK	1,704	259
1.75%, 11/15/2025	DKK	1,152	195
0.50%, 11/15/2027	DKK	4,619	742
4.50%, 11/15/2039	DKK	3,318	956

			2,152

Dominican Republic — 0.1%
Government of Dominican Republic
5.88%, 4/18/2024(a)		400	429
5.50%, 1/27/2025(a)		100	107
6.88%, 1/29/2026(a)		250	285
9.75%, 6/5/2026(f)	DOP	17,350	330
7.45%, 4/30/2044(a)		100	120
6.85%, 1/27/2045(a)		200	225
6.40%, 6/5/2049(f)		360	388
6.40%, 6/5/2049(a)		300	323
5.88%, 1/30/2060(f)		190	190

			2,397

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Ecuador — 0.0%(c)
Republic of Ecuador
10.75%, 3/28/2022(a)		200	198
7.95%, 6/20/2024(a)		200	177
8.88%, 10/23/2027(a)		150	127
7.88%, 1/23/2028(a)		400	325
10.75%, 1/31/2029(f)		200	181
9.50%, 3/27/2030(f)		270	232

			1,240

Egypt — 0.1%
Arab Republic of Egypt
5.88%, 6/11/2025(a)		300	324
7.50%, 1/31/2027(a)		400	458
7.60%, 3/1/2029(a)		400	448
7.05%, 1/15/2032(f)		340	362
8.50%, 1/31/2047(a)		200	229
8.15%, 11/20/2059(f)		540	591

			2,412

El Salvador — 0.0%(c)
Republic of El Salvador
7.75%, 1/24/2023(a)		100	111
5.88%, 1/30/2025(a)		240	258
6.38%, 1/18/2027(a)		100	109
8.63%, 2/28/2029(a)		120	147
7.12%, 1/20/2050(a)		200	219
7.12%, 1/20/2050(f)		150	165

			1,009

France — 0.7%
Republic of France
0.00%, 5/25/2021(a)	EUR	1,318	1,473
0.00%, 5/25/2022(a)	EUR	3,020	3,399
1.75%, 11/25/2024(a)	EUR	1,741	2,147
0.50%, 5/25/2026(a)	EUR	3,200	3,760
1.50%, 5/25/2031(a)	EUR	4,358	5,711
1.75%, 6/25/2039(a)	EUR	3,078	4,351
3.25%, 5/25/2045(a)	EUR	689	1,270
2.00%, 5/25/2048(a)	EUR	1,335	2,041
1.50%, 5/25/2050(a)	EUR	95	131
1.75%, 5/25/2066(a)	EUR	1,114	1,715

			25,998

Gabon — 0.0%(c)
Gabonese Republic
6.38%, 12/12/2024(a)		300	322
6.63%, 2/6/2031(f)		200	201

			523

Germany — 0.1%
Federal Republic of Germany
4.75%, 7/4/2034(a)	EUR	810	1,572
4.75%, 7/4/2040(a)	EUR	390	872
0.00%, 8/15/2050(a)	EUR	255	278

			2,722

Ghana — 0.0%(c)
Republic of Ghana
7.88%, 8/7/2023(a)		300	336
7.88%, 3/26/2027(f)		200	213
8.63%, 6/16/2049(a)		200	200

			749

Guatemala — 0.0%(c)
Republic of Guatemala 4.90%, 6/1/2030(a)		200	215

Honduras — 0.0%(c)
Republic of Honduras 7.50%, 3/15/2024(a)		200	224

Hungary — 0.0%(c)
Republic of Hungary
5.38%, 3/25/2024		300	341
3.00%, 8/21/2030	HUF	120,000	430

			771

Indonesia — 0.2%
Republic of Indonesia
2.88%, 7/8/2021(a)	EUR	1,200	1,383
2.15%, 7/18/2024(a)	EUR	1,120	1,330
1.75%, 4/24/2025	EUR	2,260	2,640
8.25%, 5/15/2029	IDR	9,000,000	722
1.40%, 10/30/2031	EUR	1,365	1,512
6.75%, 1/15/2044(a)		200	293
4.35%, 1/11/2048		200	226
7.38%, 5/15/2048	IDR	3,035,000	217

			8,323

Iraq — 0.0%(c)
Republic of Iraq 5.80%, 1/15/2028(a)		250	240

Italy — 1.4%
Italy Buoni Poliennali Del Tesoro 0.05%, 1/15/2023(a)	EUR	332	369
Italy Government Bond
4.50%, 2/1/2020(a)	EUR	2,916	3,234
0.70%, 5/1/2020	EUR	7,291	8,106
3.75%, 8/1/2021(a)	EUR	2,971	3,491
1.00%, 7/15/2022(a)	EUR	438	499
0.95%, 3/1/2023	EUR	3,819	4,356
2.45%, 10/1/2023(a)	EUR	2,947	3,545
1.85%, 5/15/2024	EUR	1,109	1,316
2.38%, 10/17/2024		7,031	7,010
0.35%, 2/1/2025(a)	EUR	264	293
1.50%, 6/1/2025	EUR	5,812	6,830
0.85%, 1/15/2027(a)	EUR	730	825
3.00%, 8/1/2029(a)	EUR	537	713
1.35%, 4/1/2030(a)	EUR	876	1,012
1.65%, 3/1/2032(a)	EUR	3,199	3,767
2.25%, 9/1/2036(a)	EUR	2,392	2,964
4.75%, 9/1/2044(a)	EUR	610	1,064
2.70%, 3/1/2047(a)	EUR	110	144
3.45%, 3/1/2048(a)	EUR	1,534	2,280
3.85%, 9/1/2049(a)	EUR	1,586	2,512
2.80%, 3/1/2067(a)	EUR	252	330

			54,660

Ivory Coast — 0.0%(c)
Republic of Cote d’Ivoire
6.13%, 6/15/2033(a)		300	308
6.88%, 10/17/2040(f)	EUR	530	630

			938

Jamaica — 0.0%(c)
Jamaica Government International Bond
6.75%, 4/28/2028		200	237
8.00%, 3/15/2039		300	412

			649

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Japan — 3.0%
Japan Bank for International Cooperation 3.13%, 7/20/2021		1,298	1,327
Japan Finance Organization for Municipalities
2.13%, 4/13/2021(a)		1,800	1,809
0.88%, 9/22/2021(a)	EUR	2,800	3,164
3.25%, 4/24/2023(f)		1,890	1,984
Japan Government Bond
0.10%, 6/20/2022	JPY	604,250	5,612
0.80%, 9/20/2022	JPY	878,450	8,313
0.10%, 12/20/2022	JPY	274,250	2,551
0.80%, 9/20/2023	JPY	227,900	2,178
0.10%, 6/20/2024	JPY	459,150	4,287
0.10%, 9/20/2024	JPY	727,150	6,793
0.50%, 9/20/2024	JPY	393,150	3,741
0.10%, 12/20/2024	JPY	39,800	372
0.10%, 6/20/2026	JPY	758,200	7,118
0.10%, 3/20/2029	JPY	392,650	3,687
0.10%, 9/20/2029	JPY	404,150	3,791
0.10%, 12/20/2029	JPY	192,500	1,805
1.60%, 3/20/2032	JPY	777,100	8,551
1.50%, 6/20/2034	JPY	517,600	5,739
1.40%, 9/20/2034	JPY	602,550	6,612
0.70%, 3/20/2037	JPY	505,250	5,082
0.60%, 9/20/2037	JPY	1,286,050	12,731
1.50%, 3/20/2045	JPY	197,150	2,343
1.40%, 12/20/2045	JPY	353,000	4,133
0.80%, 12/20/2047	JPY	481,500	4,974
0.40%, 9/20/2049	JPY	29,350	273
0.40%, 12/20/2049	JPY	12,450	116
0.90%, 3/20/2057	JPY	481,900	5,220

			114,306

Jordan — 0.0%(c)
Kingdom of Jordan 5.75%, 1/31/2027(a)		200	214

Kazakhstan — 0.0%(c)
Republic of Kazakhstan 4.88%, 10/14/2044(a)		220	278

Kenya — 0.0%(c)
Republic of Kenya 6.88%, 6/24/2024(a)		200	217

Kuwait — 0.0%(c)
Kuwait Government Bond 2.75%, 3/20/2022(a)		700	712

Lebanon — 0.0%(c)
Republic of Lebanon
6.38%, 3/9/2020		249	204
6.15%, 6/19/2020		152	114
6.00%, 1/27/2023(a)		117	45
6.65%, 4/22/2024(a)		718	268
6.60%, 11/27/2026(a)		235	86
6.85%, 3/23/2027(a)		426	157
6.65%, 11/3/2028(a)		325	117
6.65%, 2/26/2030(a)		30	11

			1,002

Macedonia, the Former Yugoslav Republic of — 0.0%(c)
Republic of North Macedonia
2.75%, 1/18/2025(f)	EUR	114	136
2.75%, 1/18/2025(a)	EUR	100	120

			256

Malaysia — 0.0%(c)
Federation of Malaysia 3.88%, 3/10/2022	MYR	1,800	448

Mexico — 0.1%
United Mexican States
2.38%, 4/9/2021	EUR	2,400	2,744
4.50%, 4/22/2029		200	224
Series M 20, 8.50%, 5/31/2029	MXN	11,000	657
3.25%, 4/16/2030		380	387
4.75%, 3/8/2044		100	115
5.55%, 1/21/2045		100	128
4.60%, 1/23/2046		200	226
5.75%, 10/12/2110		100	124

			4,605

Mongolia — 0.0%(c)
Mongolia Government International Bond 8.75%, 3/9/2024(a)		200	226

Montenegro — 0.0%(c)
Republic of Montenegro 3.38%, 4/21/2025(f)	EUR	100	119

Morocco — 0.0%(c)
Kingdom of Morocco 1.50%, 11/27/2031(f)	EUR	410	459

Namibia — 0.0%(c)
Republic of Namibia 5.25%, 10/29/2025(a)		200	210

Nigeria — 0.1%
Federal Republic of Nigeria
6.75%, 1/28/2021(a)		200	208
7.63%, 11/21/2025(f)		200	226
13.98%, 2/23/2028	NGN	88,000	283
7.14%, 2/23/2030(a)		200	206
8.75%, 1/21/2031(f)		200	223
7.88%, 2/16/2032(a)		350	367
7.63%, 11/28/2047(a)		200	195
9.25%, 1/21/2049(a)		200	225

			1,933

Oman — 0.1%
Oman Government International Bond
4.75%, 6/15/2026(a)		300	304
5.38%, 3/8/2027(a)		670	693
6.75%, 1/17/2048(a)		500	499

			1,496

Pakistan — 0.0%(c)
Republic of Pakistan
8.25%, 4/15/2024(a)		200	225
6.88%, 12/5/2027(a)		200	211

			436

Panama — 0.0%(c)
Republic of Panama
3.75%, 4/17/2026(f)		240	256
3.87%, 7/23/2060		350	393

			649

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Paraguay — 0.0%(c)
Republic of Paraguay
4.63%, 1/25/2023(a)		200	212
4.70%, 3/27/2027(a)		150	166
6.10%, 8/11/2044(a)		150	187
5.60%, 3/13/2048(a)		200	239
5.40%, 3/30/2050(f)		200	234

			1,038

Peru — 0.0%(c)
Republic of Peru
5.94%, 2/12/2029(f)	PEN	60	20
5.63%, 11/18/2050		200	305

			325

Philippines — 0.0%(c)
Republic of the Philippines
0.88%, 5/17/2027	EUR	100	113
7.75%, 1/14/2031		200	301
3.70%, 2/2/2042		300	352

			766

Qatar — 0.1%
State of Qatar
3.88%, 4/23/2023(f)		860	910
4.82%, 3/14/2049(a)		600	765

			1,675

Romania — 0.1%
Republic of Romania
2.12%, 7/16/2031(f)	EUR	1,502	1,734
2.00%, 1/28/2032(f)	EUR	180	205
4.63%, 4/3/2049(a)	EUR	272	387
4.63%, 4/3/2049(f)	EUR	150	213

			2,539

Russia — 0.1%
Russian Federation
8.15%, 2/3/2027	RUB	78,000	1,368
7.25%, 5/10/2034	RUB	41,250	702
5.88%, 9/16/2043(a)		800	1,105

			3,175

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)		3,700	3,734
0.75%, 7/9/2027(f)	EUR	1,380	1,581
3.63%, 3/4/2028(a)		200	215
4.38%, 4/16/2029(a)		200	229
2.00%, 7/9/2039(f)	EUR	100	117
4.50%, 10/26/2046(a)		330	377
5.00%, 4/17/2049(a)		200	247

			6,500

Serbia — 0.0%(c)
Republic of Serbia
7.25%, 9/28/2021(a)		200	217
1.50%, 6/26/2029(f)	EUR	570	648

			865

South Africa — 0.0%(c)
Republic of South Africa
4.67%, 1/17/2024		100	105
5.88%, 9/16/2025		200	221
4.30%, 10/12/2028		300	296
5.38%, 7/24/2044		200	194
5.75%, 9/30/2049		200	196

			1,012

South Korea — 0.1%
Export-Import Bank of Korea 4.38%, 9/15/2021		2,900	3,020

Spain — 0.9%
Kingdom of Spain
0.05%, 1/31/2021	EUR	1,237	1,379
0.40%, 4/30/2022	EUR	1,698	1,918
0.45%, 10/31/2022	EUR	1,040	1,180
0.35%, 7/30/2023	EUR	2,656	3,014
0.25%, 7/30/2024(a)	EUR	1,217	1,379
2.75%, 10/31/2024(a)	EUR	6,759	8,555
1.60%, 4/30/2025(a)	EUR	3,884	4,708
1.50%, 4/30/2027(a)	EUR	619	760
1.45%, 10/31/2027(a)	EUR	2,281	2,799
1.40%, 7/30/2028(a)	EUR	102	125
1.45%, 4/30/2029(a)	EUR	974	1,204
0.60%, 10/31/2029(a)	EUR	1,110	1,275
1.95%, 7/30/2030(a)	EUR	729	947
2.35%, 7/30/2033(a)	EUR	1,494	2,055
4.70%, 7/30/2041(a)	EUR	696	1,348
5.15%, 10/31/2044(a)	EUR	600	1,272
2.90%, 10/31/2046(a)	EUR	554	873
2.70%, 10/31/2048(a)	EUR	359	551
3.45%, 7/30/2066(a)	EUR	290	542

			35,884

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(a)		300	304
5.75%, 4/18/2023(a)		200	201
6.35%, 6/28/2024(f)		200	202
6.85%, 11/3/2025(a)		200	202
6.20%, 5/11/2027(a)		200	190
6.75%, 4/18/2028(a)		500	483

			1,582

Sweden — 0.1%
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,440
Sweden Government Bond
5.00%, 12/1/2020	SEK	1,630	177
1.50%, 11/13/2023(a)	SEK	4,690	521
0.75%, 5/12/2028	SEK	3,935	440
3.50%, 3/30/2039	SEK	1,520	250

			4,828

Tajikistan — 0.0%(c)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(a)		200	174

Thailand — 0.0%(c)
Thailand Government Bond 1.60%, 6/17/2035	THB	1,795	58

Turkey — 0.1%
Republic of Turkey
5.75%, 3/22/2024		300	318
5.60%, 11/14/2024		800	841
5.20%, 2/16/2026	EUR	120	149
4.88%, 10/9/2026		200	201

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Turkey — continued
7.63%, 4/26/2029		230	267
4.88%, 4/16/2043		740	662
5.75%, 5/11/2047		200	193

			2,631

Ukraine — 0.1%
Republic of Ukraine
16.25%, 2/19/2020‡(a)	UAH	2,915	117
17.25%, 9/30/2020(a)	UAH	2,733	113
7.75%, 9/1/2021(a)		150	160
7.75%, 9/1/2022(a)		365	397
7.75%, 9/1/2023(a)		230	254
7.75%, 9/1/2024(a)		350	390
15.84%, 2/26/2025(a)	UAH	8,800	432
7.75%, 9/1/2025(a)		345	388
7.75%, 9/1/2026(a)		130	148
7.38%, 9/25/2032(a)		150	166
0.00%, 5/31/2040(a)(m)		251	248

			2,813

United Arab Emirates — 0.0%(c)
Abu Dhabi Government Bond 4.13%, 10/11/2047(a)		400	476

United Kingdom — 0.8%
U.K. Treasury Bonds
1.50%, 1/22/2021(a)	GBP	485	646
1.00%, 4/22/2024(a)	GBP	1,036	1,402
2.00%, 9/7/2025(a)	GBP	1,825	2,628
4.25%, 6/7/2032(a)	GBP	2,555	4,810
1.75%, 9/7/2037(a)	GBP	5,703	8,545
4.75%, 12/7/2038(a)	GBP	423	931
4.25%, 12/7/2046(a)	GBP	215	499
1.50%, 7/22/2047(a)	GBP	2,280	3,349
1.75%, 1/22/2049(a)	GBP	1,115	1,737
3.75%, 7/22/2052(a)	GBP	53	124
1.75%, 7/22/2057(a)	GBP	1,775	2,937
2.50%, 7/22/2065(a)	GBP	1,182	2,465

			30,073

Uruguay — 0.0%(c)
Republic of Uruguay
7.88%, 1/15/2033		400	613
4.98%, 4/20/2055		280	348

			961

Uzbekistan — 0.0%(c)
Republic of Uzbekistan 4.75%, 2/20/2024(a)		300	319

Venezuela, Bolivarian Republic of — 0.0%(c)
Republic of Venezuela
7.75%, 10/13/2019(a)(l)		10	1
12.75%, 8/23/2022(a)(l)		180	22
9.25%, 5/7/2028(a)(l)		180	22

			45

Zambia — 0.0%(c)
Republic of Zambia 8.97%, 7/30/2027(a)		200	137

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $354,684)			364,768

ASSET-BACKED SECURITIES — 4.9%
Cayman Islands — 0.2%
BlueMountain CLO Ltd.
Series 2015-1A, Class C, 5.60%, 4/13/2027‡(f)(m)		300	300
Series 2012-2A, Class DR2, 4.80%, 11/20/2028‡(f)(m)		1,585	1,529
Series 2014-2A, Class DR2, 4.92%, 10/20/2030‡(f)(m)		490	476
Series 2018-3A, Class D, 5.04%, 10/25/2030‡(f)(m)		1,355	1,329
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 3.64%, 10/17/2031‡(f)(m)		995	995
Series 2014-5A, Class DR2, 5.24%, 10/17/2031‡(f)(m)		280	278
LCM 28 Ltd. Series 28A, Class B, 3.42%, 10/20/2030‡(f)(m)		1,040	1,039
Voya CLO Ltd.
Series 2019-1A, Class A, 3.00%, 4/15/2029(f)(m)		1,134	1,134
Series 2019-1A, Class D, 5.13%, 4/15/2029‡(f)(m)		990	990
Series 2016-3A, Class CR, 5.07%, 10/18/2031‡(f)(m)		1,110	1,105

			9,175

United States — 4.7%
ABFC Trust Series 2004-HE1, Class M1, 2.56%, 3/25/2034‡(m)		334	334
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(f)		965	969
Series 2019-1, Class B, 4.47%, 10/20/2022(f)		700	713
Series 2018-1, Class C, 6.81%, 2/21/2023(f)		755	771
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 3.46%, 10/25/2032‡(m)		222	225
Series 2003-NC1, Class M1, 2.83%, 7/25/2033‡(m)		214	214
Series 2003-OP1, Class M1, 2.71%, 12/25/2033‡(m)		319	318
Series 2004-OP1, Class M3, 3.54%, 4/25/2034(m)		325	320
Series 2004-HE4, Class M2, 2.64%, 12/25/2034‡(m)		111	110

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	3	3
Series 2017-2, Class A3, 1.78%, 8/16/2021	132	133
Series 2017-3, Class A3, 1.74%, 9/15/2021	132	132
Series 2017-4, Class A3, 1.75%, 12/15/2021	414	414
Series 2017-5, Class A3, 1.99%, 3/15/2022	157	157
Series 2019-1, Class A2, 2.85%, 3/15/2022	300	302
Series 2018-1, Class A3, 2.35%, 6/15/2022	1,271	1,275
Series 2019-4, Class A2, 1.93%, 10/17/2022	432	433
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(f)	1,915	1,961
Series 2018-3, Class E, 5.17%, 10/15/2024(f)	1,630	1,704
Series 2017-4, Class E, 5.02%, 12/10/2024(f)	445	459
Series 2018-4, Class D, 4.40%, 1/13/2025(f)	3,455	3,580
Series 2018-4, Class E, 5.38%, 1/13/2025(f)	765	801
Series 2019-1, Class D, 3.81%, 4/14/2025(f)	1,450	1,494
Series 2019-2, Class D, 3.41%, 6/12/2025(f)	370	378
Series 2019-2, Class E, 4.29%, 6/12/2025(f)	350	358
Series 2018-3, Class F, 6.44%, 6/12/2025(f)	1,320	1,373
Series 2019-3, Class D, 2.89%, 9/12/2025(f)	1,132	1,143
Series 2019-3, Class E, 3.80%, 9/12/2025(f)	493	498
Series 2018-4, Class F, 6.94%, 10/13/2025(f)	1,100	1,153
Series 2019-4, Class E, 3.85%, 12/12/2025(f)	660	668
Series 2019-3, Class F, 5.42%, 5/12/2026(f)	710	718
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class A3, 1.98%, 12/20/2021	83	84
Series 2018-3, Class A3, 3.38%, 7/18/2023	600	610
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6, 4.24%, 5/25/2034‡(k)	227	231
Amortizing Residential Collateral Trust Series 2004-1, Class M5, 3.54%, 10/25/2034‡(m)	45	46
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W5, Class M2, 4.06%, 10/25/2033‡(m)	575	573
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE2, Class M1, 3.03%, 4/15/2033‡(m)	914	917
Series 2004-HE2, Class M2, 3.54%, 4/25/2034‡(m)	465	464
Series 2004-HE3, Class M2, 3.34%, 6/25/2034‡(m)	876	878
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 3.46%, 6/25/2034(m)	141	142
Series 2004-HE6, Class M2, 3.54%, 8/25/2034‡(m)	463	464
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 2.64%, 6/25/2034‡(m)	381	388
Series 2004-2, Class M1, 2.86%, 8/25/2034‡(m)	177	176
BMW Vehicle Lease Trust
Series 2017-2, Class A3, 2.07%, 10/20/2020	12	12
Series 2018-1, Class A3, 3.26%, 7/20/2021	390	394
CarMax Auto Owner Trust
Series 2016-3, Class A3, 1.39%, 5/17/2021	48	48
Series 2017-1, Class A3, 1.98%, 11/15/2021	73	73
Series 2017-2, Class A3, 1.93%, 3/15/2022	186	186
Series 2019-1, Class A2A, 3.02%, 7/15/2022	193	194
Series 2020-1, Class A2, 1.87%, 4/17/2023	581	583
Chase Funding Trust Series 2003-2, Class 2M1, 2.49%, 11/25/2032‡(m)	1,007	1,006
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1, 2.88%, 1/23/2023	992	1,004
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(k)	682	713
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2005-OPT3, Class M3, 2.38%, 5/25/2035‡(m)	306	306
CNH Equipment Trust
Series 2016-C, Class A3, 1.44%, 12/15/2021	26	26
Series 2018-B, Class A2, 2.93%, 12/15/2021	313	314
Series 2017-C, Class A3, 2.08%, 2/15/2023	974	977

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023(f)	590	593
Series 2019-A, Class C, 5.29%, 10/16/2023‡(f)	440	444
Series 2019-B, Class B, 3.62%, 6/17/2024‡(f)	540	541
Series 2019-B, Class C, 4.60%, 6/17/2024‡(f)	580	584
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(f)	1,023	1,027
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.79%, 12/25/2032‡(m)	25	25
Series 2003-BC6, Class M2, 3.39%, 10/25/2033‡(m)	15	15
Series 2004-2, Class M1, 2.41%, 5/25/2034‡(m)	43	43
Series 2004-3, Class M1, 2.41%, 6/25/2034‡(m)	70	70
Series 2005-12, Class M2, 2.15%, 2/25/2036‡(m)	943	944
Countrywide Partnership Trust Series 2004-EC1, Class M2, 2.61%, 1/25/2035‡(m)	475	477
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(f)	870	910
Credit Acceptance Auto Loan Trust Series 2019-1A, Class B, 3.75%, 4/17/2028(f)	2,345	2,426
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB1, Class M2, 2.76%, 1/25/2035‡(m)	122	122
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(k)	1,094	1,127
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 3.39%, 7/25/2034‡(m)	65	65
Series 2004-6, Class M1, 2.56%, 10/25/2034(m)	194	188
Series 2004-6, Class M2, 2.64%, 10/25/2034‡(m)	53	53
Dell Equipment Finance Trust
Series 2018-2, Class A2, 3.16%, 2/22/2021(f)	188	189
Series 2017-2, Class A3, 2.19%, 10/24/2022(f)	69	69
Drive Auto Receivables Trust
Series 2019-4, Class A2A, 2.32%, 6/15/2022	544	545
Series 2018-4, Class D, 4.09%, 1/15/2026	2,025	2,088
Series 2018-5, Class D, 4.30%, 4/15/2026	1,930	2,013
Series 2019-1, Class D, 4.09%, 6/15/2026	1,775	1,834
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(f)	2,745	2,845
Series 2019-1A, Class D, 3.87%, 11/15/2024(f)	3,070	3,160
Series 2017-4A, Class E, 5.15%, 11/15/2024(f)	1,610	1,664
Series 2018-2A, Class E, 5.54%, 6/16/2025(f)	725	761
Series 2018-3A, Class E, 5.33%, 11/17/2025(f)	2,126	2,233
Series 2019-1A, Class E, 4.94%, 2/17/2026(f)	2,315	2,400
Series 2019-3A, Class E, 3.85%, 8/17/2026(f)	2,270	2,291
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(f)	995	1,036
Series 2018-4A, Class C, 3.97%, 9/15/2023(f)	3,090	3,149
Series 2018-2A, Class D, 4.04%, 3/15/2024(f)	580	599
Series 2018-3A, Class E, 5.43%, 8/15/2024(f)	480	505
Series 2018-4A, Class D, 4.35%, 9/16/2024(f)	1,255	1,306
Series 2019-1A, Class C, 3.82%, 12/16/2024(f)	1,310	1,342
Series 2019-1A, Class D, 4.13%, 12/16/2024(f)	2,445	2,544
Series 2019-2A, Class D, 3.71%, 3/17/2025(f)	360	372
Series 2018-4A, Class E, 5.38%, 7/15/2025(f)	1,110	1,163
Series 2019-3A, Class D, 3.11%, 8/15/2025(f)	1,385	1,418
Series 2019-1A, Class E, 5.20%, 1/15/2026(f)	3,310	3,473
Series 2019-2A, Class E, 4.68%, 5/15/2026(f)	3,000	3,095
Series 2019-3A, Class E, 4.00%, 8/17/2026(f)	810	826
Series 2020-1A, Class E, 3.74%, 1/15/2027(f)	1,500	1,520
First Franklin Mortgage Loan Trust Series 2005-FF10, Class A1, 1.96%, 11/25/2035‡(m)	337	332
Flagship Credit Auto Trust Series 2018-4, Class C, 4.11%, 10/15/2024(f)	870	910
Ford Credit Auto Owner Trust
Series 2016-C, Class A3, 1.22%, 3/15/2021	32	32
Series 2018-B, Class A2A, 2.96%, 9/15/2021	98	98
Series 2017-C, Class A3, 2.01%, 3/15/2022	206	206
Series 2017-A, Class A4, 1.92%, 4/15/2022	1,920	1,922

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
FREED ABS Trust Series 2018-2, Class B, 4.61%, 10/20/2025‡(f)	1,195	1,226
Fremont Home Loan Trust
Series 2004-B, Class M7, 4.66%, 5/25/2034(m)	43	42
Series 2004-2, Class M2, 2.59%, 7/25/2034(m)	145	144
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(f)	425	427
Series 2019-4A, Class B, 2.78%, 9/16/2024(f)	770	780
Series 2019-1A, Class C, 3.87%, 12/16/2024(f)	1,570	1,622
Series 2019-4A, Class C, 3.06%, 8/15/2025(f)	620	631
Series 2019-1A, Class D, 4.94%, 12/15/2025(f)	560	584
Series 2019-4A, Class D, 4.09%, 8/17/2026(f)	900	918
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(f)	855	887
Series 2018-3A, Class D, 5.34%, 8/15/2025(f)	910	964
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	678	682
GM Financial Consumer Automobile Receivables Trust
Series 2019-1, Class A2, 2.99%, 3/16/2022	310	310
Series 2019-2, Class A2A, 2.66%, 6/16/2022	518	520
Series 2019-4, Class A2A, 1.84%, 11/16/2022	1,270	1,272
GSAMP Trust
Series 2004-OPT, Class M1, 2.53%, 11/25/2034‡(m)	546	544
Series 2006-HE3, Class A2C, 1.82%, 5/25/2046(m)	172	171
Home Equity Asset Trust Series 2004-7, Class M1, 2.59%, 1/25/2035(m)	155	155
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M3, 2.86%, 11/25/2034‡(m)	186	187
Series 2004-B, Class M8, 4.57%, 11/25/2034‡(m)	135	135
Series 2004-C, Class M1, 2.50%, 3/25/2035‡(m)	2,151	2,129
Honda Auto Receivables Owner Trust
Series 2016-4, Class A3, 1.21%, 12/18/2020	24	24
Series 2018-3, Class A2, 2.67%, 12/22/2020	29	29
Series 2017-2, Class A3, 1.68%, 8/16/2021	265	264
Series 2017-2, Class A4, 1.87%, 9/15/2023	441	442
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A2, 2.81%, 12/15/2020(f)	42	42
Series 2020-A, Class A2, 1.90%, 5/16/2022(f)	473	474
Hyundai Auto Receivables Trust Series 2019-B, Class A2, 1.93%, 7/15/2022	260	261
John Deere Owner Trust Series 2019-A, Class A2, 2.85%, 12/15/2021	366	367
KREF Ltd. Series 2018-FL1, Class D, 4.22%, 6/15/2036‡(f)(m)	600	603
Lendmark Funding Trust Series 2018-1A, Class C, 5.03%, 12/21/2026‡(f)	1,165	1,196
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 2.56%, 7/25/2034‡(m)	722	720
Series 2004-3, Class M4, 3.27%, 7/25/2034‡(m)	415	416
Series 2004-6, Class A3, 2.96%, 11/25/2034‡(m)	216	217
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(f)	2,175	2,224
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 4.31%, 4/25/2033‡(m)	87	85
Series 2005-NC1, Class M2, 2.41%, 12/25/2034‡(m)	181	179
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(f)	1,333	1,425
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A2, 2.01%, 12/15/2021	379	380
Series 2020-A, Class A2, 1.82%, 3/15/2022	378	377
Mercedes-Benz Auto Receivables Trust Series 2018-1, Class A2A, 2.71%, 4/15/2021	10	10
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(f)(k)	506	507
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(f)(k)	2,168	2,186
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(f)(k)	2,917	2,921

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 4.14%, 8/25/2033‡(m)	15		15
Series 2004-NC5, Class M1, 2.56%, 5/25/2034‡(m)	300		297
Series 2004-NC7, Class M2, 2.59%, 7/25/2034‡(m)	85		85
Series 2004-NC6, Class M2, 3.54%, 7/25/2034‡(m)	335		332
Series 2004-HE6, Class M1, 2.49%, 8/25/2034(m)	309		309
Series 2004-HE8, Class M3, 2.79%, 9/25/2034‡(m)	23		23
Series 2005-HE1, Class M3, 2.44%, 12/25/2034‡(m)	41		40
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 2.64%, 2/25/2033‡(m)	274		270
New Century Home Equity Loan Trust Series 2004-2, Class M3, 2.67%, 8/25/2034‡(m)	398		399
New Residential Mortgage LLC Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(f)	292		293
Nissan Auto Lease Trust Series 2017-B, Class A3, 2.05%, 9/15/2020	—	(d)	—	(d)
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A2A, 2.76%, 7/15/2021	173		173
Series 2017-B, Class A3, 1.75%, 10/15/2021	220		220
Series 2015-C, Class A4, 1.67%, 2/15/2022	125		125
Series 2019-B, Class A2, 2.56%, 3/15/2022	626		629
Series 2017-C, Class A3, 2.12%, 4/18/2022	1,198		1,201
NovaStar Mortgage Funding Trust Series 2003-2, Class M3, 5.04%, 9/25/2033‡(m)	510		512
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(f)	250		251
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)	965		980
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(f)	1,045		1,077
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 2.68%, 7/25/2033‡(m)	1,194		1,198
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 2.56%, 1/25/2034‡(m)	538		533
Series 2004-1, Class M2, 3.31%, 1/25/2034‡(m)	526		519
Series 2004-3, Class M2, 2.52%, 11/25/2034‡(m)	25		25
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 3.31%, 12/25/2034‡(m)	1,987		2,027
Series 2005-WCH1, Class M4, 2.91%, 1/25/2036‡(m)	500		503
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.01%, 4/25/2023(f)(m)	1,655		1,671
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 4.51%, 2/25/2023(f)(m)	3,940		3,963
Prestige Auto Receivables Trust Series 2018-1A, Class E, 5.03%, 1/15/2026(f)	680		711
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(f)(k)	1,000		1,007
Series 2019-NPL2, Class A1, 3.84%, 12/25/2058‡(f)(k)	1,371		1,376
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025‡(f)	670		677
PRPM LLC
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(f)(k)	1,096		1,100
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(f)(k)	2,331		2,337
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(f)(k)	592		595
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 2.90%, 8/25/2033‡(m)	243		242
Series 2004-1, Class M4, 4.36%, 5/25/2034‡(m)	738		651
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(k)	33		35
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	1,022		1,043
Series 2019-1, Class D, 3.65%, 4/15/2025	1,940		1,998
Saxon Asset Securities Trust Series 2003-3, Class M1, 2.64%, 12/25/2033‡(m)	299		297
Securitized Asset-Backed Receivables LLC Trust Series 2004-NC1, Class M2, 3.39%, 2/25/2034‡(m)	480		479
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 2.34%, 6/25/2035‡(m)	350		350

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 2.56%, 11/25/2034‡(m)	503	498
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(f)(k)	1,451	1,451
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 2.64%, 10/25/2033‡(m)	107	107
Series 2004-7, Class M2, 2.79%, 8/25/2034‡(m)	116	116
Series 2004-BNC1, Class A5, 2.90%, 9/25/2034‡(m)	27	27
Series 2004-8, Class M9, 5.41%, 9/25/2034(m)	644	633
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1.83%, 12/25/2036‡(m)	289	281
Toyota Auto Receivables Series 2016-C, Class A4, 1.32%, 11/15/2021	389	389
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A2A, 2.64%, 3/15/2021	70	70
Series 2019-A, Class A2A, 2.83%, 10/15/2021	1,108	1,112
Series 2017-D, Class A3, 1.93%, 1/18/2022	275	275
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(f)	614	615
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(f)	188	188
USAA Auto Owner Trust Series 2017-1, Class A4, 1.88%, 9/15/2022	575	575
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(f)	721	751
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(f)(k)	1,603	1,611
Series 2019-NPL3, Class A1, 3.97%, 3/25/2049‡(f)(k)	789	794
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(f)(k)	3,000	3,036
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(f)(k)	630	634
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(f)(k)	2,660	2,666
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021(f)	583	583
Series 2018-1A, Class A1A, 2.82%, 9/20/2022(f)	1,051	1,059
Volvo Financial Equipment LLC Series 2019-2A, Class A2, 2.02%, 8/15/2022(f)	332	333
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 4.48%, 10/25/2034(m)	289	288
Series 2004-2, Class M8A, 6.16%, 10/25/2034‡(f)(m)	97	95
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024(f)	1,465	1,489
Series 2019-1A, Class D, 3.67%, 3/15/2024(f)	1,330	1,365
Series 2019-2A, Class C, 2.84%, 7/15/2024(f)	1,000	1,014
Series 2019-1A, Class E, 4.49%, 7/15/2024(f)	435	451
Series 2018-3A, Class F, 6.02%, 2/18/2025(f)	2,000	2,073
Series 2019-1A, Class F, 5.67%, 2/17/2026(f)	1,240	1,280
Series 2019-3A, Class F, 4.72%, 4/15/2026(f)	1,000	1,011

		178,631

TOTAL ASSET-BACKED SECURITIES (Cost $183,640)		187,806

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Cayman Islands — 0.0%(c)
GPMT Ltd. Series 2018-FL1, Class AS, 2.85%, 11/21/2035‡(f)(m)	1,000	1,000
Series 2018-FL1, Class B, 3.20%, 11/21/2035‡(f)(m)	1,000	1,001

		2,001

United States — 4.4%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050‡(f)	670	631
BANK
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(f)	480	410
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(f)	1,570	1,444

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(f)	1,590	1,472
Series 2019-BN19, Class D, 3.00%, 8/15/2061‡(f)	2,250	2,095
Series 2019-BN20, Class E, 2.50%, 9/15/2061‡(f)	350	295
Series 2019-BN22, Class E, 2.50%, 11/15/2062‡(f)	700	585
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052‡(f)	1,500	1,412
BBCMS Mortgage Trust Series 2018-C2, Class C, 5.14%, 12/15/2051‡(m)	800	905
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051‡(f)	1,203	1,100
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 2.93%, 6/15/2035‡(f)(m)	1,500	1,495
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, 3.75, 12/15/2029(f)(m)	565	567
Series 2018-IND, Class E, 3.38%, 11/15/2035‡(f)(m)	480	481
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 3.13%, 12/15/2037‡(f)(m)	2,900	2,907
Series 2019-LIFE, Class E, 3.83%, 12/15/2037‡(f)(m)	2,845	2,859
Series 2019-LIFE, Class G, 4.93%, 12/15/2037‡(f)(m)	2,560	2,581
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050‡(m)	800	864
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(f)	351	319
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(f)(m)	3,160	3,396
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(f)	1,650	1,718
Series 2015-P1, Class C, 4.49%, 9/15/2048‡(m)	1,225	1,307
Series 2016-C1, Class D, 5.12%, 5/10/2049‡(f)(m)	585	617
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(m)	960	1,035
COMM Mortgage Trust Series 2020-CBM, Class F, 3.63%, 11/13/2039(f)(n)	1,600	1,550
Commercial Mortgage Trust Series 2014-LC15, Class D, 5.15%, 4/10/2047‡(f)(m)	1,000	1,030
Series 2014-UBS5, Class D, 3.50%, 9/10/2047(f)	550	484
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(f)	1,450	1,403
Series 2015-CR23, Class CME, 3.81%, 5/10/2048‡(f)(m)	4,738	4,737
Series 2015-LC21, Class D, 4.45%, 7/10/2048‡(m)	2,151	2,204
Series 2016-CR28, Class D, 4.05%, 2/10/2049‡(m)	1,500	1,543
Series 2016-CR28, Class E, 4.30%, 2/10/2049‡(f)(m)	1,458	1,465
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 3.28%, 5/15/2036‡(f)(m)	3,000	3,007
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.73%, 11/15/2048‡(f)(m)	1,000	967
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(m)	1,255	1,360
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.03%, 6/15/2033‡(f)(m)	4,000	3,993
Series 2019-1735, Class E, 4.33%, 4/10/2037‡(f)(m)	865	902
DBJPM Mortgage Trust Series 2017-C6, Class D, 3.38%, 6/10/2050‡(f)(m)	1,520	1,403
FHLMC, Multifamily Structured Pass-Through Certificates
Series K721, Class X3, IO, 1.34%, 9/25/2022(m)	22,604	735
Series K033, Class X1, IO, 0.41%, 7/25/2023(m)	106,745	1,044
Series KC03, Class X1, IO, 0.63%, 11/25/2024(m)	29,800	648
Series K734, Class X3, IO, 2.24%, 7/25/2026(m)	7,480	886
Series KC04, Class X1, IO, 1.41%, 12/25/2026(m)	13,000	837
Series K064, Class X3, IO, 2.21%, 5/25/2027(m)	14,685	1,951
Series K078, Class X1, IO, 0.23%, 6/25/2028(m)	63,714	638
Series K082, Class X1, IO, 0.15%, 9/25/2028(m)	420,870	2,085
Series K083, Class X1, IO, 0.18%, 9/25/2028(m)	134,065	871
Series K082, Class X3, IO, 2.29%, 10/25/2028(m)	9,250	1,483
Series K084, Class X3, IO, 2.31%, 11/25/2028(m)	10,000	1,626
Series K094, Class X1, IO, 1.02%, 6/25/2029(m)	40,624	2,909
Series K092, Class X3, IO, 2.32%, 7/25/2029(m)	7,055	1,224

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series K723, Class X3, IO, 1.98%, 10/25/2034(m)	6,909	441
Series K153, Class X3, IO, 3.90%, 4/25/2035(m)	5,395	1,832
Series K716, Class X3, IO, 1.86%, 8/25/2042(m)	16,608	417
Series K040, Class X3, IO, 2.10%, 11/25/2042(m)	13,397	1,139
Series K726, Class X3, IO, 2.20%, 7/25/2044(m)	15,363	1,232
Series K059, Class X3, IO, 1.98%, 11/25/2044(m)	15,200	1,712
Series K070, Class X3, IO, 2.11%, 12/25/2044(m)	7,175	982
Series K065, Class X3, IO, 2.26%, 7/25/2045(m)	16,900	2,316
Series K728, Class X3, IO, 2.02%, 11/25/2045(m)	8,624	696
Series K071, Class X3, IO, 2.08%, 11/25/2045(m)	8,000	1,082
Series K072, Class X3, IO, 2.21%, 12/25/2045(m)	5,200	757
Series K081, Class X3, IO, 2.31%, 9/25/2046(m)	15,822	2,549
Series K088, Class X3, IO, 2.42%, 2/25/2047(m)	16,690	2,958
Series K094, Class X3, IO, 2.20%, 7/25/2047(m)	14,794	2,447
Series K087, Class X3, IO, 2.39%, 1/25/2051(m)	11,320	1,928
FNMA ACES Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031(m)	3,735	421
FREMF
Series 2018-KF46, Class B, 3.71%, 3/25/2028(f)(m)	498	495
Series 2020-K737, Class B, 3.30%, 1/25/2053(f)(m)	400	406
Series 2020-K737, Class C, 3.30%, 1/25/2053(f)(m)	585	589
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.11%, 5/25/2022(f)(m)	118	120
Series 2015-KF10, Class B, 7.86%, 7/25/2022(f)(m)	429	448
Series 2018-KI01, Class B, 4.21%, 9/25/2022(f)(m)	1,692	1,697
Series 2017-KF31, Class B, 4.66%, 4/25/2024(f)(m)	172	174
Series 2017-KF32, Class B, 4.31%, 5/25/2024(f)(m)	529	535
Series 2017-KF36, Class B, 4.41%, 8/25/2024(f)(m)	508	514
Series 2017-KF38, Class B, 4.26%, 9/25/2024(f)(m)	466	468
Series 2018-KF42, Class B, 3.96%, 12/25/2024(f)(m)	501	501
Series 2018-K731, Class B, 4.06%, 2/25/2025(f)(m)	1,450	1,530
Series 2018-KF45, Class B, 3.71%, 3/25/2025(f)(m)	1,009	995
Series 2018-KF47, Class B, 3.76%, 5/25/2025(f)(m)	1,016	1,010
Series 2018-KF49, Class B, 3.66%, 6/25/2025(f)(m)	542	538
Series 2018-KC02, Class B, 4.22%, 7/25/2025(f)(m)	1,530	1,574
Series 2018-KF53, Class B, 3.81%, 10/25/2025(m)	2,316	2,315
Series 2019-KC03, Class B, 4.51%, 1/25/2026(f)(m)	1,325	1,392
Series 2019-KF62, Class B, 3.81%, 4/25/2026(f)(m)	1,030	1,030
Series 2019-K736, Class C, 3.88%, 7/25/2026(f)(m)	1,500	1,546
Series 2018-KF48, Class B, 3.81%, 6/25/2028(f)(m)	1,500	1,485
Series 2018-KF50, Class B, 3.66%, 7/25/2028(f)(m)	251	250
Series 2018-K82, Class B, 4.27%, 9/25/2028(f)(m)	725	792
Series 2019-KF63, Class B, 4.11%, 5/25/2029(f)(m)	1,895	1,895
Series 2019-KF65, Class B, 4.16%, 7/25/2029(f)(m)	1,125	1,128
Series 2012-K19, Class C, 4.16%, 5/25/2045(f)(m)	480	498
Series 2017-K67, Class C, 4.08%, 9/25/2049(f)(m)	770	811
Series 2016-K60, Class B, 3.66%, 12/25/2049(f)(m)	355	373
Series 2017-K65, Class B, 4.21%, 7/25/2050(f)(m)	2,000	2,156
Series 2019-K87, Class C, 4.47%, 1/25/2051(f)(m)	783	835
Series 2018-K74, Class B, 4.23%, 2/25/2051(f)(m)	930	1,017
Series 2018-K75, Class B, 4.11%, 4/25/2051(f)(m)	600	650
Series 2019-K103, Class C, 3.57%, 12/25/2051(f)(m)	235	234
Series 2019-K94, Class C, 4.10%, 7/25/2052(f)(m)	2,257	2,364
GNMA
Series 2012-44, IO, 0.40%, 3/16/2049(m)	6,607	70
Series 2015-86, IO, 0.75%, 5/16/2052(m)	6,322	290
Series 2013-7, IO, 0.35%, 5/16/2053(m)	17,161	374
Series 2014-186, IO, 0.76%, 8/16/2054(m)	11,669	497
Series 2013-178, IO, 0.64%, 6/16/2055(m)	3,698	104

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series 2015-33, IO, 0.74%, 2/16/2056(m)	16,280	759
Series 2015-59, IO, 0.99%, 6/16/2056(m)	6,552	356
Series 2015-172, IO, 0.84%, 3/16/2057(m)	3,346	169
Series 2016-40, IO, 0.72%, 7/16/2057(m)	11,445	546
Series 2016-157, IO, 0.95%, 11/16/2057(m)	10,450	752
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057(m)	27,382	1,858
Series 2016-96, IO, 0.98%, 12/16/2057(m)	1,711	124
Series 2016-155, IO, 0.88%, 2/16/2058(m)	20,244	1,470
Series 2016-151, IO, 1.09%, 6/16/2058(m)	19,852	1,492
Series 2017-54, IO, 0.65%, 12/16/2058(m)	8,006	453
Series 2017-86, IO, 0.77%, 5/16/2059(m)	5,473	333
Series 2017-69, IO, 0.80%, 7/16/2059(m)	3,023	194
Series 2017-171, IO, 0.70%, 9/16/2059(m)	2,666	165
Series 2018-119, IO, 0.65%, 5/16/2060(m)	7,975	529
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.71%, 6/10/2028‡(f)(m)	3,260	3,279
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class E, 4.20%, 2/10/2029‡(f)(m)	2,500	2,521
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(f)	400	338
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(f)(m)	500	503
Series 2015-GC32, Class C, 4.56%, 7/10/2048‡(m)	1,530	1,646
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	505	463
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(f)(m)	2,809	2,715
Hudson Yards Mortgage Trust Series 2019-30HY, Class E, 3.56%, 7/10/2039‡(f)(m)	2,000	2,019
Jackson Park Trust Series 2019-LIC, Class A, 2.77%, 10/14/2039(f)	2,400	2,484
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.19%, 12/15/2046‡(f)(m)	500	531
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 3.48%, 5/15/2036‡(f)(m)	990	985
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(m)	342	342
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(m)	1,617	861
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 5.07%, 4/15/2047‡(f)(m)	385	405
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040‡(f)(m)	770	827
Series 2006-T23, Class D, 6.37%, 8/12/2041‡(f)(m)	908	925
Series 2019-H7, Class D, 3.00%, 7/15/2052‡(f)	1,746	1,619
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.36%, 10/15/2049‡(f)(m)	399	401
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(f)	2,200	2,244
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(f)(m)	338	345
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(f)(m)	487	497
Wells Fargo Commercial Mortgage Trust
Series 2018-C48, Class C, 5.29%, 1/15/2052‡(m)	635	730
Series 2019-C52, Class XA, IO, 1.77%, 8/15/2052(m)	3,990	477
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057‡(f)(m)	1,565	1,337

		167,783

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $165,906)		169,784

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Bermuda — 0.1%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 3.51%, 10/25/2028‡(f)(m)	1,660	1,669
Series 2018-3A, Class M2, 4.41%, 10/25/2028‡(f)(m)	1,440	1,462

		3,131

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — 3.9%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	387	387
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	94	97
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	74	74
Series 2005-19CB, Class A2, IF, 13.29%, 6/25/2035(m)	17	21
Series 2005-27, Class 1A6, 2.48%, 8/25/2035(m)	890	877
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	945	810
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	907	893
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	2,299	2,256
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	686	543
American Home Mortgage Investment Trust Series 2006-3, Class 22A1, 3.66%, 12/25/2036(m)	2,331	2,183
Angel Oak Mortgage Trust Series 2019-3, Class B1, 4.10%, 5/25/2059‡(f)(m)	2,203	2,219
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(f)(m)	2,181	2,208
Series 2018-3, Class A1, 3.65%, 9/25/2048(f)(m)	566	574
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(f)(m)	1,000	1,026
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(f)	800	801
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(f)(m)	965	978
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(f)(m)	2,000	2,049
Series 2019-1, Class A1, 3.80%, 1/25/2049(f)(m)	799	821
Series 2019-2, Class A3, 3.80%, 4/25/2049(f)(m)	2,967	3,013
Banc of America Funding Trust Series 2005-6, Class 1A2, 5.50%, 10/25/2035	54	51
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 3.90%, 1/25/2034(m)	1,460	1,470
Series 2005-4, Class 23A1, 4.32%, 5/25/2035(m)	57	58
Series 2005-4, Class 23A2, 4.32%, 5/25/2035(m)	439	448
Series 2005-7, Class 12A3, 2.34%, 8/25/2035(m)	39	39
Bear Stearns ARM Trust
Series 2005-9, Class A1, 4.27%, 10/25/2035(m)	149	154
Series 2006-1, Class A1, 3.84%, 2/25/2036(m)	263	270
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC3, Class M1, 2.49%, 6/25/2034‡(m)	515	461
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	257	193
Series 2007-A1, Class 8A1, 4.25%, 2/25/2037(m)	110	115
Series 2007-A1, Class 1A1, 4.45%, 2/25/2037(m)	71	73
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 4.41%, 5/25/2023(f)(m)	4,120	4,132
Series 2018-GT1, Class B, 5.16%, 5/25/2023‡(f)(m)	840	841
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	75	76
Series 2004-25, Class 2A1, 2.34%, 2/25/2035(m)	373	363
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	536	496
Series 2005-31, Class 2A1, 3.33%, 1/25/2036(m)	391	375
Series 2006-21, Class A14, 6.00%, 2/25/2037	174	149
Series 2007-10, Class A4, 5.50%, 7/25/2037	214	167
Series 2007-9, Class A11, 5.75%, 7/25/2037	1,965	1,614
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.51%, 8/25/2035(m)	249	254
Series 2005-11, Class A2A, 4.38%, 10/25/2035(m)	73	76
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(f)(m)	2,123	2,137
Series 2019-IMC1, Class B2, 5.41%, 7/25/2049‡(f)(m)	2,000	2,012
Citigroup Mortgage Loan Trust, Inc. Series 2005-4, Class A, 4.60%, 8/25/2035(m)	299	308
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(f)(k)	713	711
Series 2018-2, Class A2, 5.32%, 11/25/2022(f)(k)	249	249

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048(f)(m)	1,297	1,302
Series 2018-4, Class A1, 4.01%, 12/28/2048(f)(m)	1,578	1,589
COMM 2.7175 144a 12/15/2036(n)	910	912
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 4.06%, 4/25/2031‡(f)(m)	2,692	2,727
Series 2019-R01, Class 2M1, 2.51%, 7/25/2031‡(f)(m)	377	377
Series 2019-R01, Class 2M2, 4.11%, 7/25/2031(f)(m)	3,000	3,041
Series 2019-R02, Class 1M2, 3.96%, 8/25/2031(f)(m)	3,096	3,129
Series 2019-R03, Class 1M2, 3.81%, 9/25/2031(f)(m)	850	858
Series 2019-R05, Class 1B1, 5.76%, 7/25/2039(f)(m)	1,000	1,064
Series 2019-R07, Class 1M2, 3.76%, 10/25/2039‡(f)(m)	2,660	2,692
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 5A1, 6.00%, 12/25/2034	377	401
Deephave Residential Mortgage Trust Series 2019-2A, Class M1, 3.92%, 4/25/2059‡(f)(m)	250	255
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(f)(m)	2,000	2,015
Series 2018-2A, Class A1, 3.48%, 4/25/2058(f)(m)	1,233	1,244
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(f)(m)	2,000	2,027
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 1.96%, 4/25/2036(m)	601	585
Series 2007-3, Class 2A1, 2.41%, 10/25/2047(m)	2,935	2,818
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2, 4.91%, 7/25/2029(m)	2,932	3,113
Series 2018-HQA1, Class M2, 3.96%, 9/25/2030(m)	3,000	3,052
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 6.66%, 7/25/2025‡(m)	345	377
Series 2017-C05, Class 1M2, 3.86%, 1/25/2030(m)	2,500	2,547
Series 2017-C07, Class 1M2, 4.06%, 5/25/2030(m)	2,000	2,039
Series 2018-C04, Class 2M2, 4.21%, 12/25/2030(m)	3,000	3,069
Series 2018-C05, Class 1M2, 4.01%, 1/25/2031(m)	3,250	3,312
GCAT Trust Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(f)(m)	2,337	2,352
GSR Mortgage Loan Trust Series 2004-11, Class 2A2, 4.42%, 9/25/2034(m)	220	225
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 1.83%, 1/25/2047(m)	2,019	1,903
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(f)(m)	2,063	2,086
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(f)(m)	500	511
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(f)(m)	500	511
Impac CMB Trust
Series 2004-6, Class 1A2, 2.44%, 10/25/2034(m)	61	61
Series 2005-2, Class 2A2, 2.46%, 4/25/2035(m)	367	361
Series 2005-4, Class 2A2, 2.42%, 5/25/2035(m)	269	262
Series 2005-4, Class 2M2, 2.79%, 5/25/2035(m)	190	181
Series 2005-4, Class 2B1, 4.14%, 5/25/2035‡(m)	285	283
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.50%, 9/25/2037(m)	2,187	1,853
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 3.92%, 11/25/2035(m)	160	156
Series 2006-A7, Class 2A2, 3.83%, 1/25/2037(m)	1,056	1,034
Lehman XS Trust Series 2006-16N, Class A4A, 1.85%, 11/25/2046(m)	2,002	1,911
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(f)	2,130	2,129
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(f)(k)	340	340
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(f)(k)	740	742
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.54%, 4/21/2034(m)	161	165

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(m)	704	729
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	59	60
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 4.87%, 5/25/2033(m)	79	80
Series 2005-A2, Class A3, 3.88%, 2/25/2035(m)	37	38
Series 2005-1, Class 2A1, 3.75%, 4/25/2035(m)	42	42
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.64%, 7/25/2034(m)	73	73
Series 2004-7AR, Class 2A6, 4.08%, 9/25/2034(m)	209	217
Series 2004-11AR, Class 1A2A, 1.97%, 1/25/2035(m)	175	171
MortgageIT Mortgage Loan Trust Series 2006-1, Class 1A2, 1.86%, 4/25/2036(m)	2,316	1,987
MortgageIT Trust Series 2005-1, Class 1B1, 3.16%, 2/25/2035‡(m)	222	219
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class B1, 5.28%, 11/25/2048‡(f)(m)	1,184	1,218
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(f)(m)	898	905
Series 2019-NQM4, Class B2, 5.07%, 9/25/2059‡(f)(m)	2,000	2,004
OBX Trust Series 2018-EXP1, Class 2A1B, 2.51%, 4/25/2048(f)(m)	2,235	2,219
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.05%, 11/25/2035(m)	236	238
Series 2005-5, Class 1APT, 1.94%, 12/25/2035(m)	584	552
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 1.87%, 4/25/2036(m)	709	684
Series 2006-1, Class 1AC1, 1.96%, 4/25/2036(m)	506	497
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 4.55%, 5/27/2023(f)(m)	384	387
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(f)(k)	1,676	1,691
RALI Trust Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	602	597
Residential Asset Securitization Trust Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,599	2,066
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	561	532
Series 2007-S6, Class 2A5, 2.16%, 6/25/2037(m)	1,921	1,574
Spruce Hill Mortgage Loan Trust Series 2019-SH1, Class A1, 3.40%, 4/29/2049(f)(m)	1,829	1,845
STACR Trust Series 2018-DNA2, Class M2, 3.81%, 12/25/2030(f)(m)	3,000	3,050
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(f)(m)	2,308	2,330
Series 2019-1, Class A1, 2.94%, 6/25/2049(f)(m)	2,543	2,558
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(f)(m)	2,000	2,017
Series 2019-INV1, Class M1, 3.06%, 9/27/2049‡(f)(m)	500	498
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 2.51%, 5/25/2047(m)	2,275	1,992
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(f)(k)	660	667
Series 2019-2, Class A1, 3.72%, 9/25/2022(k)	3,250	3,267
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(f)(m)	2,134	2,153
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(f)(m)	2,000	2,027
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(f)(m)	1,500	1,520
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(f)(m)	1,000	1,024
Series 2020-1, Class B1, 3.62%, 1/25/2060(f)(m)	1,177	1,180
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 2.50%, 7/25/2045(m)	1,754	1,748

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.39%, 3/25/2035(m)	464	462
Series 2005-AR5, Class A6, 4.36%, 5/25/2035(m)	292	298
Series 2005-AR7, Class A3, 4.29%, 8/25/2035(m)	228	230
Series 2005-AR10, Class 1A3, 4.13%, 9/25/2035(m)	168	171
Series 2005-AR14, Class 1A4, 3.84%, 12/25/2035(m)	223	225
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 4.99%, 7/25/2034(m)	42	42
Series 2005-AR14, Class A1, 4.85%, 8/25/2035(m)	244	243

		149,060

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,032)		152,191

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes
3.63%, 2/15/2020	1,700	1,701
1.38%, 3/31/2020	1,900	1,899
1.13%, 4/30/2020	1,900	1,898
2.00%, 7/31/2020	1,250	1,253
2.50%, 1/31/2021(o)	25,857	26,107

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,836)		32,858

LOAN ASSIGNMENTS — 0.5%(p)
Canada — 0.0%(c)
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024(g)	1,042	981

United States — 0.5%
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 8/17/2026(g)	72	72
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.92%, 4/6/2024(g)	108	108
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.93%, 12/15/2024(g)	148	145
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.70%, 6/1/2024(g)	571	570
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.68%, 10/1/2022(g)	100	100
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.53%, 11/1/2026(g)	350	353
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 12/31/2022(g)	2,861	2,581
CCM Merger Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 8/6/2021(g)	272	272
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.55%, 1/31/2025(g)	11	11
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 10/2/2024(g)	605	612
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 6.50%), 9.19%, 10/12/2038‡(g)(q)	133	233
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 11/30/2023(g)	1,071	1,070
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 4/6/2024(g)	405	404
Ensemble RCM, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.66%, 8/3/2026(g)	72	72
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 11.95%, 5/16/2022‡(g)	21	20
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(g)(l)	84	—

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — continued
United States — continued
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.95%, 12/1/2023(g)	249	249
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 12/1/2023(g)	277	277
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.10%, 8/25/2023(g)	488	380
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(g)	641	641
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 5/8/2026(g)	180	181
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.80%, 5/1/2026(g)	495	498
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 1/31/2025(g)	322	324
Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.50%, 12/31/2100‡(g)(r)	430	430
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.75%), 8.85%, 12/5/2023(g)	1,331	266
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.70%, 6/7/2023(g)	1,895	1,861
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.23%, 10/25/2023(g)	270	225
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.53%, 9/18/2026(g)	349	351
NVA Holdings, Inc., 1st Lien Term Loan B-3 (3-MONTH PRIME + 2.50%), 7.25%, 2/2/2025(g)	175	175
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 3/11/2022(g)	1,145	1,141
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 2/5/2023(g)	362	362
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 8/14/2024(g)	1,005	1,001
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 11/1/2024(g)	760	585
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%; ICE LIBOR USD 3 Month + 6.00%), 7.90%, 9/25/2026(g)	395	373
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 2/14/2025(g)	204	204
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.87%, 3/9/2023(g)	648	592
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 4/29/2026(g)	335	336
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 4/12/2024(g)	132	77
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/22/2025(g)	372	333
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 6/2/2025(g)	1,691	1,697
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.20%, 1/30/2021(g)	778	745
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021(g)	58	56

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)		Value (000)
LOAN ASSIGNMENTS — continued
United States — continued
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.77%, 11/1/2023(g)		350		351

				20,334

TOTAL LOAN ASSIGNMENTS (Cost $22,181)				21,315

SUPRANATIONAL — 0.2%
Supranational — 0.2%
African Export-Import Bank (The) 5.25%, 10/11/2023(a)		200		217
European Investment Bank
2.80%, 1/15/2021	AUD	1,837		1,251
2.25%, 7/30/2021(f)	CAD	1,990		1,517
0.50%, 6/21/2023	AUD	1,210		794
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,651
1.70%, 10/10/2024	CAD	800		606
4.40%, 1/26/2026	CAD	614		534

TOTAL SUPRANATIONAL (Cost $7,778)				7,570

OPTIONS PURCHASED — 0.1%
Call Options Purchased — 0.1%
United States — 0.1%
Foreign Exchange CNH/USD 3/6/2020 at USD 7.15, Vanilla, European Style Notional Amount: USD 7,124 Counterparty: Goldman Sachs International*		7,124		13

		No. of Contracts		Market Value (000)
iShares MSCI Emerging Markets ETF 3/20/2020 at USD 43.73, American Style Notional Amount: USD 274,317 Exchange Traded*		65,143		3,778

				3,791

Put Options Purchased — 0.0%(c)
United States — 0.0%(c)
		Principal Amount (000)
Foreign Exchange JPY/USD 3/27/2020 at USD 109.00, Vanilla, European Style Notional Amount: USD 3,676 Counterparty: Barclays Bank plc*		3,675,768		50

				50

TOTAL OPTIONS PURCHASED (Cost $10,273)				3,841

		Shares (000)		Value (000)
PREFERRED STOCKS — 0.0%(c)
United States — 0.0%(c)
Claire’s Stores, Inc. *‡		—	(d)	374
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.69%, 2/15/2040 ($25 par value)(g)		1		17
Goodman Networks, Inc. *‡		3		—	(d)
MYT Holding Co., 10.00%, 6/7/2029(f)		47		43

TOTAL PREFERRED STOCKS (Cost $181)				434

		Principal Amount (000)
CONVERTIBLE BONDS — 0.0%(c)
United States — 0.0%(c)
Liberty Interactive LLC
4.00%, 11/15/2029		55		39
3.75%, 2/15/2030		100		70
Whiting Petroleum Corp. 1.25%, 4/1/2020		168		166

TOTAL CONVERTIBLE BONDS (Cost $275)				275

		No. of Warrants (000)
WARRANTS — 0.0%(c)
Canada — 0.0%(c)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*		28		1

United States — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡		4		70

TOTAL WARRANTS (Cost $75)				71

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		No. of Rights (000)	Value (000)
RIGHTS — 0.0%(c)
United States — 0.0%(c)
Media General, Inc., CVR*‡		44	—	(d)
Vistra Energy Corp., expiring 12/31/2049*‡		17	18

TOTAL RIGHTS (COST $0)			18

		Shares (000)
SHORT-TERM INVESTMENTS — 14.0%
CERTIFICATES OF DEPOSIT — 0.1%
Agricultural Bank of China Ltd.
2.30%, 3/16/2020		465	465
2.30%, 4/8/2020		916	917
Barclays Bank plc 2.95%, 4/9/2020		477	478
Chiba Bank Ltd. 1.85%, 4/23/2020		495	495
China Construction Bank Corp. 2.18%, 4/7/2020		296	296
Credit Agricole Corporate and Investment Bank (ICE LIBOR USD 3 Month + 0.48%), 2.38%, 9/17/2021(g)		700	703
Credit Suisse AG 1.86%, 10/9/2020		850	850
Natixis SA 1.93%, 11/13/2020		1,250	1,252

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,449)			5,456

		Principal Amount (000)
COMMERCIAL PAPER — 0.2%
Brookfield US Holdings, Inc. 1.75%, 2/14/2020(f)(s)		600	600
Dow Chemical Co. (The) 1.97%, 3/31/2020(s)		600	598
Eni Finance USA, Inc. 2.05%, 2/18/2020(f)(s)		600	599
Entergy Corp. 2.02%, 3/10/2020(f)(s)		600	599
General Electric Co. 2.09%, 3/9/2020(s)		625	624
Hyundai Capital America 1.74%, 3/13/2020(f)(s)		250	250
Industrial & Commercial Bank of China Ltd. 2.30%, 4/1/2020(f)(s)		1,750	1,745
Natwest Markets Securities, Inc. 1.96%, 7/29/2020(f)(s)		600	594
Reckitt Benckiser Treasury Services plc 2.51%, 7/7/2020(f)(s)		950	942
Suncor Energy, Inc. 2.04%, 3/4/2020(f)(s)		600	599

TOTAL COMMERCIAL PAPER (Cost $7,145)			7,150

FOREIGN GOVERNMENT TREASURY BILLS — 5.3%
Canadian Treasury Bills
1.66%, 4/2/2020(s)	CAD	89,457	67,410
1.66%, 4/30/2020(s)	CAD	89,558	67,400
1.66%, 5/28/2020(s)	CAD	73,736	55,412
1.68%, 5/28/2020(s)	CAD	15,951	11,987
Egypt Treasury Bills 13.83%, 7/21/2020(s)	EGP	6,300	374
Nigeria OMO Bills 13.03%, 4/9/2020(s)	NGN	64,853	174

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $203,523)			202,757

		Shares (000)
INVESTMENT COMPANIES — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(t)(u) (Cost $290,188)		290,110	290,226

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(t)(u)		21,999	22,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(t)(u)		9,467	9,467

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $31,468)			31,470

TOTAL SHORT-TERM INVESTMENTS (Cost $537,773)			537,059

TOTAL LONG POSITIONS (Cost $3,463,954)			3,841,405

SHORT POSITIONS — (0.4)%
COMMON STOCKS — (0.3)%
Canada — 0.0%(c)
Restaurant Brands International, Inc.		(6)	(372)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
SHORT POSITIONS — continued
COMMON STOCKS — continued
United States — (0.3)%
Carnival Corp.	(23)	(1,002)
Cisco Systems, Inc.	(36)	(1,678)
Cognizant Technology Solutions Corp., Class A	(10)	(621)
Conagra Brands, Inc.	(12)	(402)
Cummins, Inc.	(2)	(394)
Expeditors International of Washington, Inc.	(5)	(392)
FedEx Corp.	(4)	(609)
Franklin Resources, Inc.	(18)	(459)
General Mills, Inc.	(12)	(650)
General Motors Co.	(33)	(1,088)
Halliburton Co.	(21)	(457)
Harley-Davidson, Inc.	(15)	(506)
Host Hotels & Resorts, Inc., REIT	(65)	(1,067)
Macy’s, Inc.	(12)	(185)
Mohawk Industries, Inc.*	(7)	(921)
Roku, Inc.*	(1)	(181)
Schlumberger Ltd.	(16)	(538)
Sealed Air Corp.	(10)	(362)
Simon Property Group, Inc., REIT	(5)	(704)
Slack Technologies, Inc., Class A*(b)	(19)	(386)
Walgreens Boots Alliance, Inc.	(15)	(756)

		(13,358)

TOTAL COMMON STOCKS (Proceeds $(14,152))		(13,730)

EXCHANGE-TRADED FUNDS — (0.1)%
United States — (0.1)%
SPDR S&P 500 ETF Trust (Proceeds $(2,271))	(7)	(2,321)
TOTAL SHORT POSITIONS (Proceeds $(16,423))		(16,051)

Total Investments — 99.7% (Cost $3,447,531)		3,825,354
Other Assets Less Liabilities — 0.3%		11,565

Net Assets — 100.0%		3,836,919

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	9.4%
Banks	7.0
Foreign Government Treasury Bills	5.3
Asset-Backed Securities	4.9
Commercial Mortgage-Backed Securities	4.4
Collateralized Mortgage Obligations	4.0
Insurance	3.3
Pharmaceuticals	3.2
Oil, Gas & Consumable Fuels	3.0
Semiconductors & Semiconductor Equipment	2.3
Capital Markets	2.1
Software	2.1
Media	1.9
Health Care Providers & Services	1.7
IT Services	1.7
Interactive Media & Services	1.7
Electric Utilities	1.6
Specialty Retail	1.6
Internet & Direct Marketing Retail	1.6
Diversified Telecommunication Services	1.5
Food Products	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Machinery	1.2
Beverages	1.1
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	21.6
Short-Term Investments	8.4

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

INDUSTRY(SHORT)	PERCENTAGE
Exchange-Traded Funds	14.5%
Equity Real Estate Investment Trusts (REITs)	11.0
Communications Equipment	10.5
Automobiles	9.9
Hotels, Restaurants & Leisure	8.6
Food Products	6.6
Air Freight & Logistics	6.2
Energy Equipment & Services	6.2
Household Durables	5.7
Food & Staples Retailing	4.7
IT Services	3.8
Capital Markets	2.9
Machinery	2.5
Software	2.4
Containers & Packaging	2.3
Multiline Retail	1.1
Entertainment	1.1

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CVA	Dutch Certification
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FDR	Fiduciary Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RUB	Russian Ruble

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
UAH	Ukrainian Hryvnia
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $30,103,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities is approximately $16,680,000.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2020.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2020.
(j)	Security is an interest bearing note with preferred security characteristics.
(k)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2020.
(l)	Defaulted security.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2020.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	All or a portion of this security is unsettled as of January 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(s)	The rate shown is the effective yield as of January 31, 2020.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	67	03/2020	AUD	6,633	97
Canada 10 Year Bond	29	03/2020	CAD	3,114	38
DJ US Real Estate Index	5,339	03/2020	USD	198,611	9,534
Euro-BTP	40	03/2020	EUR	6,567	232
Euro-Bund	31	03/2020	EUR	6,018	79
Euro-Buxl	27	03/2020	EUR	6,315	209
Euro-OAT	58	03/2020	EUR	10,756	213
Foreign Exchange EUR/USD	993	03/2020	USD	138,021	(951)
Foreign Exchange JPY/USD	1,405	03/2020	USD	162,453	494
FTSE 100 Index	118	03/2020	GBP	11,210	(166)
Japan 10 Year Bond	5	03/2020	JPY	7,054	27
Japan 10 Year Bond Mini	90	03/2020	JPY	12,733	84
Long Gilt	30	03/2020	GBP	5,346	129
MSCI EAFE E-Mini Index	25	03/2020	USD	2,469	(57)
S&P 500 E-Mini Index	1,754	03/2020	USD	282,833	4,741
Short-Term Euro-BTP	43	03/2020	EUR	5,388	38
TOPIX Index	84	03/2020	JPY	12,771	(507)
U.S. Treasury 2 Year Note	40	03/2020	USD	8,655	27
U.S. Treasury 5 Year Note	1,844	03/2020	USD	221,943	2,431
U.S. Treasury 10 Year Note	1,200	03/2020	USD	158,081	2,631

					19,323

Short Contracts
Euro-Bobl	(57)	03/2020	EUR	(8,532)	(57)
Euro-Bund	(389)	03/2020	EUR	(75,516)	(1,401)
Euro-Schatz	(16)	03/2020	EUR	(1,989)	— (a)
MSCI Emerging Markets E-Mini Index	(1,174)	03/2020	USD	(61,635)	1,230
MSCI Europe Equity Index	(2,948)	03/2020	EUR	(78,713)	796
U.S. Treasury 2 Year Note	(98)	03/2020	USD	(21,205)	(51)
U.S. Treasury 5 Year Note	(110)	03/2020	USD	(13,240)	(126)
U.S. Treasury 10 Year Ultra Bond	(74)	03/2020	USD	(10,789)	(225)

					166

					19,489

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	10,095	USD	6,749	TD Bank Financial Group	2/5/2020	8
DKK	9,288	USD	1,371	TD Bank Financial Group	2/5/2020	8
EUR	133,888	USD	147,686	Merrill Lynch International	2/5/2020	812
EUR	765	USD	848	TD Bank Financial Group	2/5/2020	—	(a)
GBP	26,689	USD	34,990	Barclays Bank plc	2/5/2020	254
GBP	842	USD	1,100	HSBC Bank, NA	2/5/2020	12
JPY	11,596,071	USD	106,435	TD Bank Financial Group	2/5/2020	591
SEK	11,615	USD	1,202	Merrill Lynch International	2/5/2020	5
USD	7,083	AUD	10,095	Merrill Lynch International	2/5/2020	326
USD	7,466	CAD	9,726	TD Bank Financial Group	2/5/2020	116
USD	1,395	DKK	9,288	Merrill Lynch International	2/5/2020	16
USD	161,737	EUR	143,887	Citibank, NA	2/5/2020	2,149
USD	1,248	SEK	11,615	State Street Corp.	2/5/2020	41
USD	3,293	EUR	2,937	TD Bank Financial Group	2/18/2020	32
USD	203,759	CAD	266,379	Citibank, NA	2/19/2020	2,481
EUR	165	HUF	55,075	Citibank, NA	2/26/2020	2
EUR	162	PLN	685	BNP Paribas	2/26/2020	3
INR	3,282	USD	46	Citibank, NA**	2/26/2020	—	(a)
MXN	7,056	USD	372	Barclays Bank plc	2/26/2020	—	(a)
RON	590	EUR	123	Citibank, NA	2/26/2020	—	(a)
USD	92	AUD	133	Goldman Sachs International	2/26/2020	3
USD	90	AUD	130	State Street Corp.	2/26/2020	3
USD	91	BRL	380	Barclays Bank plc**	2/26/2020	2
USD	91	BRL	380	Goldman Sachs International**	2/26/2020	3
USD	91	CAD	119	Citibank, NA	2/26/2020	1
USD	184	CAD	243	TD Bank Financial Group	2/26/2020	1
USD	182	CNY	1,255	BNP Paribas**	2/26/2020	3
USD	183	COP	595,794	Goldman Sachs International**	2/26/2020	9
USD	89	EUR	80	Citibank, NA	2/26/2020	—	(a)
USD	91	IDR	1,259,405	Barclays Bank plc**	2/26/2020	—	(a)
USD	366	IDR	5,035,848	Goldman Sachs International**	2/26/2020	2
USD	92	INR	6,598	Goldman Sachs International**	2/26/2020	—	(a)
USD	184	MXN	3,477	Goldman Sachs International	2/26/2020	—	(a)
USD	2	PLN	6	Barclays Bank plc	2/26/2020	—	(a)
USD	2	RON	7	Citibank, NA	2/26/2020	—	(a)
USD	135	RON	583	Goldman Sachs International	2/26/2020	—	(a)
USD	183	RUB	11,219	Citibank, NA**	2/26/2020	8
USD	183	THB	5,592	Citibank, NA	2/26/2020	4
USD	1	TRY	4	Barclays Bank plc	2/26/2020	—	(a)
USD	183	TRY	1,088	Goldman Sachs International	2/26/2020	2
USD	91	TWD	2,715	Citibank, NA**	2/26/2020	2
USD	165	ZAR	2,397	Barclays Bank plc	2/26/2020	6
EUR	3,091	USD	3,415	State Street Corp.	3/4/2020	19
USD	7,350	CAD	9,726	BNP Paribas	3/4/2020	1
CZK	10,014	USD	438	Citibank, NA	3/24/2020	2
RON	6,219	EUR	1,295	Citibank, NA	3/24/2020	1
USD	1,472	CNY	10,169	Standard Chartered Bank**	3/24/2020	21
USD	230	HUF	67,179	Citibank, NA	3/24/2020	8

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11	HUF	3,129	Goldman Sachs International	3/24/2020	— (a)
USD	3	HUF	772	HSBC Bank, NA	3/24/2020	— (a)
USD	1,495	IDR	20,553,300	Standard Chartered Bank**	3/24/2020	15
USD	658	PEN	2,225	Standard Chartered Bank**	3/24/2020	2
USD	10	PLN	39	Citibank, NA	3/24/2020	— (a)
USD	7	PLN	28	Standard Chartered Bank	3/24/2020	— (a)
USD	1,449	RON	6,219	Citibank, NA	3/24/2020	7
USD	2,215	RUB	139,677	Barclays Bank plc**	3/24/2020	42
USD	765	RUB	47,061	Goldman Sachs International**	3/24/2020	33
USD	1,462	SGD	1,974	HSBC Bank, NA	3/24/2020	15
USD	825	ZAR	12,028	Barclays Bank plc	3/24/2020	29
CHF	3,714	USD	3,866	Merrill Lynch International	3/30/2020	6
EUR	1,000	USD	1,104	Citibank, NA	3/30/2020	9
EUR	401	USD	443	Royal Bank of Canada	3/30/2020	4
EUR	2,200	USD	2,437	TD Bank Financial Group	3/30/2020	12
GBP	489	EUR	574	State Street Corp.	3/30/2020	8
GBP	431	USD	561	Standard Chartered Bank	3/30/2020	8
USD	77,830	EUR	69,115	Barclays Bank plc	3/30/2020	912
USD	6,470	EUR	5,790	BNP Paribas	3/30/2020	26
USD	469	EUR	419	Goldman Sachs International	3/30/2020	3
USD	1,119	EUR	1,000	Merrill Lynch International	3/30/2020	6
USD	7,198	EUR	6,428	State Street Corp.	3/30/2020	43
USD	368	NOK	3,306	Goldman Sachs International	3/30/2020	8
USD	501	NOK	4,537	Merrill Lynch International	3/30/2020	8

Total unrealized appreciation						8,153

CAD	9,726	USD	7,350	BNP Paribas	2/5/2020	(1)
EUR	2,456	USD	2,763	Barclays Bank plc	2/5/2020	(39)
EUR	1,861	USD	2,073	BNP Paribas	2/5/2020	(9)
EUR	3,214	USD	3,591	Merrill Lynch International	2/5/2020	(27)
EUR	500	USD	557	Standard Chartered Bank	2/5/2020	(3)
EUR	1,204	USD	1,340	State Street Corp.	2/5/2020	(5)
GBP	2,044	USD	2,701	HSBC Bank, NA	2/5/2020	(1)
GBP	2,238	USD	2,956	TD Bank Financial Group	2/5/2020	— (a)
USD	41,908	GBP	31,814	Merrill Lynch International	2/5/2020	(104)
USD	106,112	JPY	11,596,071	Goldman Sachs International	2/5/2020	(914)
USD	560	EUR	507	TD Bank Financial Group	2/18/2020	(3)
AUD	133	USD	92	Credit Suisse International	2/26/2020	(3)
BRL	154	USD	37	Citibank, NA**	2/26/2020	(1)
BRL	1,365	USD	329	Goldman Sachs International**	2/26/2020	(11)
COP	595,794	USD	182	Citibank, NA**	2/26/2020	(8)
EUR	41	USD	46	BNP Paribas	2/26/2020	— (a)
HUF	54,496	USD	182	Goldman Sachs International	2/26/2020	(3)
HUF	578	USD	2	Royal Bank of Canada	2/26/2020	— (a)
IDR	1,253,918	USD	91	Barclays Bank plc**	2/26/2020	(1)
IDR	7,874	USD	1	Goldman Sachs International**	2/26/2020	— (a)
INR	9,637	USD	136	Citibank, NA**	2/26/2020	(1)
INR	6,504	USD	91	Goldman Sachs International**	2/26/2020	(1)
KRW	213,325	USD	185	Citibank, NA**	2/26/2020	(6)
KRW	106,969	USD	92	Goldman Sachs International**	2/26/2020	(3)
MXN	1,735	USD	92	Barclays Bank plc	2/26/2020	(1)
PLN	706	EUR	166	BNP Paribas	2/26/2020	(2)
PLN	691	USD	182	BNP Paribas	2/26/2020	(4)
RUB	11,345	USD	184	Barclays Bank plc**	2/26/2020	(6)
RUB	17,097	USD	276	Citibank, NA**	2/26/2020	(10)
RUB	5,640	USD	91	Goldman Sachs International**	2/26/2020	(3)
THB	5,437	USD	180	BNP Paribas	2/26/2020	(5)
THB	155	USD	5	HSBC Bank, NA	2/26/2020	— (a)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	1,092	EUR	165	Barclays Bank plc	2/26/2020	(2)
USD	92	BRL	394	Citibank, NA**	2/26/2020	— (a)
USD	183	INR	13,150	Goldman Sachs International**	2/26/2020	— (a)
USD	93	MXN	1,756	BNP Paribas	2/26/2020	— (a)
USD	6,753	AUD	10,095	TD Bank Financial Group	3/4/2020	(8)
USD	1,374	DKK	9,288	TD Bank Financial Group	3/4/2020	(8)
USD	150,909	EUR	136,579	Merrill Lynch International	3/4/2020	(824)
USD	35,016	GBP	26,689	Barclays Bank plc	3/4/2020	(253)
USD	721	GBP	549	Standard Chartered Bank	3/4/2020	(5)
USD	106,591	JPY	11,596,071	TD Bank Financial Group	3/4/2020	(587)
USD	1,203	SEK	11,615	Merrill Lynch International	3/4/2020	(5)
BRL	1,509	USD	367	Citibank, NA**	3/24/2020	(16)
CNY	10,169	USD	1,462	Merrill Lynch International**	3/24/2020	(11)
EUR	1,292	USD	1,453	Barclays Bank plc	3/24/2020	(16)
HUF	71,081	USD	242	HSBC Bank, NA	3/24/2020	(8)
IDR	20,684,559	USD	1,497	Citibank, NA**	3/24/2020	(7)
PEN	1,204	USD	363	Barclays Bank plc**	3/24/2020	(8)
PEN	1,021	USD	306	Standard Chartered Bank**	3/24/2020	(5)
PLN	30	USD	8	Barclays Bank plc	3/24/2020	— (a)
PLN	60	USD	16	BNP Paribas	3/24/2020	— (a)
PLN	9	USD	2	HSBC Bank, NA	3/24/2020	— (a)
RUB	87,900	USD	1,423	Citibank, NA**	3/24/2020	(55)
SGD	1,974	USD	1,466	HSBC Bank, NA	3/24/2020	(20)
USD	540	CZK	12,291	Citibank, NA	3/24/2020	— (a)
USD	17	CZK	394	Standard Chartered Bank	3/24/2020	— (a)
USD	434	HUF	131,990	Goldman Sachs International	3/24/2020	(1)
USD	940	IDR	13,261,171	Goldman Sachs International**	3/24/2020	(15)
USD	633	MXN	12,327	HSBC Bank, NA	3/24/2020	(15)
ZAR	2,993	USD	200	HSBC Bank, NA	3/24/2020	(2)
ZAR	9,242	USD	634	Standard Chartered Bank	3/24/2020	(22)
CHF	327	USD	341	Merrill Lynch International	3/30/2020	— (a)
DKK	15,637	USD	2,358	Goldman Sachs International	3/30/2020	(28)
EUR	1,340	USD	1,501	Merrill Lynch International	3/30/2020	(9)
EUR	1,257	USD	1,402	State Street Corp.	3/30/2020	(3)
EUR	2,000	USD	2,249	TD Bank Financial Group	3/30/2020	(23)
GBP	15,064	USD	20,243	Standard Chartered Bank	3/30/2020	(321)
SEK	3,887	USD	418	Barclays Bank plc	3/30/2020	(13)
SEK	7,094	USD	763	Citibank, NA	3/30/2020	(24)
SEK	2,840	USD	304	Deutsche Bank AG	3/30/2020	(8)
SEK	1,787	USD	191	Merrill Lynch International	3/30/2020	(5)
USD	4,941	CHF	4,816	Merrill Lynch International	3/30/2020	(79)
USD	252	CHF	244	State Street Corp.	3/30/2020	(2)
USD	406	GBP	308	Barclays Bank plc	3/30/2020	(2)

Total unrealized depreciation						(3,585)

Net unrealized appreciation						4,568

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month WIBOR semi-annually	1.69 annually	Receive	9/10/2024	PLN	2,900	—	4
6 month PRIBOR semi-annually	2.15 annually	Pay	11/11/2021	CZK	82,900	—	1
6 month PRIBOR semi-annually	2.24 annually	Pay	11/12/2021	CZK	82,900	—	7
1 day CDI at maturity	6.35 at maturity	Pay	1/2/2025	BRL	3,671	—	13
4 week TIIE monthly	6.82 monthly	Pay	1/11/2030	MXN	22,000	—	18

						—	43

6 month PRIBOR semi-annually	1.56 annually	Receive	11/11/2029	CZK	17,000	—	(3)
6 month PRIBOR semi-annually	1.65 annually	Receive	11/12/2029	CZK	17,000	—	(10)
6 month WIBOR semi-annually	1.87 annually	Receive	1/29/2025	PLN	3,500	—	(3)
1 day CDI at maturity	4.66 at maturity	Receive	1/4/2021	BRL	22,717	—	(12)
1 day CDI at maturity	4.97 at maturity	Receive	1/4/2021	BRL	22,594	—	(30)

						—	(58)

						—	(15)

Abbreviations

BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Krona
MXN	Mexican Peso
PLN	Polish Zloty
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate
(a)	Value of floating rate index at January 31, 2020 was as follows:

Floating Rate Index	Value
1 Day CDI	1.19%
6 Month PRIBOR	2.23%
4 Week TIIE	7.50%
6 Month WIBOR	1.69%

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$12,826	$(94)	$(64)	$(158)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
Avast plc*	136	761	(83)	0.0	(a)
Avast plc(b)	6	32	(3)	0.0	(a)
Berkeley Group Holdings plc	11	777	33	0.0	(a)
GlaxoSmithKline plc	100	2,354	20	0.0	(a)
Intermediate Capital Group plc	46	1,044	76	0.0	(a)
Mitchells & Butlers plc*	133	702	(54)	0.0	(a)
Prudential plc	61	1,092	(77)	0.0	(a)
Segro plc	92	1,099	31	0.0	(a)
Taylor Wimpey plc	492	1,400	133	0.0	(a)

	1,077	9,261	76	0.0	(a)

Australia
BHP Group plc	35	753	(62)	0.0	(a)
Rio Tinto plc	17	934	(90)	0.0	(a)

	52	1,687	(152)	0.0	(a)

Russia
Polymetal International plc	60	1,026	61	0.0	(a)
South Africa
Anglo American plc	33	852	(79)	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,222	12,826	(94)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
GBP LIBOR	0.71%

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

GBP	British Pound
LIBOR	London Interbank Offered Rate
(a)	Amount rounds to less than 0.1% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of January 31, 2020 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

Summary of total swap OTC contracts outstanding as of January 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC total return basket swaps contracts outstanding	—	(158)

Written Call Options Contracts as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange CNH/USD	Goldman Sachs International	7,123,500	USD	7,124	USD	7.25	3/6/2020	(6)

Total Written Options Contracts (Premiums Received $24)

Abbreviations
CNH	Chinese Yuan Renminbi
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$34,162	$—	$34,162
Austria	90	11,005	—	11,095
Belgium	67	5,232	—	5,299
Chile	1,033	103	—	1,136
China	27,170	47,233	—	74,403
Colombia	—	120	—	120
Denmark	225	16,522	—	16,747
Finland	2,780	3,724	—	6,504
France	1,783	99,720	—	101,503
Germany	1,617	70,198	—	71,815
Hong Kong	218	37,720	—	37,938
India	36,289	1,239	—	37,528
Indonesia	—	13,543	—	13,543
Ireland	1,622	1,346	—	2,968
Israel	797	1,251	—	2,048
Italy	—	16,237	—	16,237
Japan	309	115,040	—	115,349
Luxembourg	—	628	—	628
Macau	—	3,653	—	3,653
Malaysia	—	842	—	842
Netherlands	4,215	37,181	—	41,396
New Zealand	—	1,008	—	1,008
Norway	700	5,351	—	6,051
Portugal	—	614	—	614
Russia	—	5,669	—	5,669
Singapore	—	4,519	—	4,519
South Africa	6,397	6,278	—	12,675
South Korea	—	11,409	—	11,409
Spain	68	17,244	—	17,312
Sweden	133	16,797	—	16,930
Switzerland	1,776	81,276	—	83,052
Taiwan	26,062	7,580	—	33,642
Thailand	—	1,748	—	1,748
Turkey	—	664	—	664
United Arab Emirates	—	53	—	53
United Kingdom	1,554	107,497	—	109,051
United States	926,766	4,839	197	931,802
Other Common Stocks	56,822	—	—	56,822

Total Common Stocks	1,098,493	789,245	197	1,887,935

Preferred Stocks
United States	17	43	374	434
Asset-Backed Securities
Cayman Islands	—	1,134	8,041	9,175
United States	—	123,434	55,197	178,631

Total Asset-Backed Securities	—	124,568	63,238	187,806

Collateralized Mortgage Obligations
Bermuda	—	—	3,131	3,131
United States	—	112,932	36,128	149,060

Total Collateralized Mortgage Obligations	—	112,932	39,259	152,191

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,001	2,001
United States	—	88,650	79,133	167,783

Total Commercial Mortgage-Backed Securities	—	88,650	81,134	169,784

Convertible Bonds	—	275	—	275
Corporate Bonds
United States	—	333,990	2	333,992
Other Corporate Bonds	—	141,488	—	141,488

Total Corporate Bonds	—	475,478	2	475,480

Loan Assignments
United States	—	19,651	683	20,334
Other Loan Assignments	—	981	—	981

Total Loan Assignments	—	20,632	683	21,315

Foreign Government Securities	—	364,651	117	364,768
Supranational	—	7,570	—	7,570
U.S. Treasury Obligations	—	32,858	—	32,858
Options Purchased
Call Options Purchased	3,778	13	—	3,791
Put Options Purchased	—	50	—	50

Total Options Purchased	3,778	63	—	3,841

Rights	—	—	18	18
Warrants
United States	—	—	70	70
Other Warrants	—	1	—	1

Total Warrants	—	1	70	71

Short-Term Investments
Certificates of Deposit	—	5,456	—	5,456
Commercial Paper	—	7,150	—	7,150
Foreign Government Treasury Bills	—	202,757	—	202,757
Investment Companies	290,226	—	—	290,226
Investment of cash collateral from securities loaned	31,470	—	—	31,470

Total Short-Term Investments	321,696	215,363	—	537,059

Total Investments in Securities	$1,423,984	$2,232,329	$185,092	$3,841,405

Liabilities
Common Stocks	$(13,730)	$—	$—	$(13,730)
Exchange-Traded Funds	(2,321)	—	—	(2,321)

Total Liabilities in Securities Sold Short	$(16,051)	$—	$—	$(16,051)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,153	$—	$8,153
Futures Contracts	22,234	796	—	23,030
Swaps	—	43	—	43

Total Appreciation in Other Financial Instruments	$22,234	$8,992	$—	$31,226

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,585)	$—	$(3,585)
Futures Contracts	(2,868)	(673)	—	(3,541)
Options Written
Call Options Written	—	(6)	—	(6)
Swaps	—	(152)	—	(152)

Total Depreciation in Other Financial Instruments	$(2,868)	$(4,416)	$—	$(7,284)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020
Investments in Securities
Asset-Backed Securities — Cayman Islands	$7,751	$—		$290	$—	(a)	$—	—	$—	$—	$8,041
Asset-Backed Securities — United States	55,876	6		(90)	16		3,223	(7,661)	4,966	(1,139)	55,197
Collateralized Mortgage Obligations — Bermuda	3,103	—		28	—		—	—	—	—	3,131
Collateralized Mortgage Obligations — United States	37,037	—		130	—	(a)	—	(1,507)	6,711	(6,243)	36,128
Commercial Mortgage-Backed Securities — Cayman Islands	1,995	—		6	—		—	—	—	—	2,001
Commercial Mortgage-Backed Securities — United States	78,449	53		414	13		—	(2,440)	3,132	(488)	79,133
Common Stocks — United States	215	—		(18)	—		—	—	—	—	197
Corporate Bonds — United States	4	—	(a)	(2)	—		—	— (a)	—	—	2
Foreign Government Securities — Ukraine	—	—		(8)	(1)		126	—	—	—	117
Loan Assignments — United States	253	—		— (a)	—	(a)	430	—	—	—	683
Preferred Stocks — United States	331	—		43	—		—	—	—	—	374
Rights — United States	15	—		3	—		—	—	—	—	18
Warrants — United States	57	—		13	—		—	—	—	—	70

Total	$185,086	$59		$809	$28		$3,779	$(11,608)	$14,809	$(7,870)	$185,092

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $870,000.

There were no significant transfers into or out of level 3 during the period ended January 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$54,594		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 48.00% (15.40%)
				Constant Default Rate	0.00% - 5.00% (1.32%)
				Yield (Discount Rate of Cash Flows)	2.20% - 7.02% (3.45%)

Asset-Backed Securities	54,594

	79,133		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.21%)
				Constant Default Rate	0.00% - 5.00% (0.05%)
				Yield (Discount Rate of Cash Flows)	(46.68)% - 199.00% (4.86%)

Commercial Mortgage Backed Securities	79,133

	37,255		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (18.56%)
				Constant Default Rate	0.00% - 2.95% (0.08%)
				Yield (Discount Rate of Cash Flows)	2.43% - 5.18% (3.83%)

Collateralized Mortgage Obligations	37,255

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	—	(b)

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(b)

	451		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	451

	—	(d)	Pending Distribution	Discount for Potential Outcome (e)	100.00% (100.00%)

Rights	—	(d)

Total	$171,433

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2020, the value of these investments was approximately $13,659,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$158,629	$344,548	$212,956	$(4)	$9		$290,226	290,110	$1,074	$–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	20,002	20,000	18,000	1	–	(c)	22,003	21,999	102	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	12,304	39,584	42,421	–	–		9,467	9,467	31	–

Total	$190,935	$404,132	$273,377	$(3)	$9		$321,696		$1,207	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2020.

(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and total return basket swaps, to manage interest rate (e.g., duration, yield curve) and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contract is subject to a master netting arrangement. The Portfolio may be required to post or receive collateral for the total return basket swap.